UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Floating Rate High Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.07%
Actual		$ 1,000.00	$ 1,097.30	$ 5.56
Hypothetical A		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.06%
Actual		$ 1,000.00	$ 1,096.10	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.55%
Actual		$ 1,000.00	$ 1,094.90	$ 8.05
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.82%
Actual		$ 1,000.00	$ 1,093.30	$ 9.45
Hypothetical A		$ 1,000.00	$ 1,015.77	$ 9.10
Fidelity Floating Rate High Income Fund	.76%
Actual		$ 1,000.00	$ 1,097.70	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,097.70	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.5	3.9
Charter Communications Operating LLC	2.8	2.7
Community Health Systems, Inc.	2.7	2.9
CSC Holdings, Inc.	2.6	3.1
NRG Energy, Inc.	2.4	2.9
	14.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.6	13.6
Telecommunications	9.9	8.4
Cable TV	9.1	9.7
Electric Utilities	8.3	9.3
Chemicals	4.9	5.6
Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA,AA,A 0.1%	AAA,AA,A 0.0%
BBB 6.3%	BBB 7.2%
BB 48.9%	BB 59.8%
B 16.9%	B 18.3%
CCC,CC,C 3.3%	CCC,CC,C 0.8%
D 3.0%	D 0.0%
Not Rated 6.5%	Not Rated 3.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 15.0%	Short-Term Investments and Net Other Assets 10.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Floating Rate Loans 77.7%		Floating Rate Loans 87.1%
	Nonconvertible Bonds 7.3%		Nonconvertible Bonds 2.8%
	Common Stock 0.0%		Common Stock 0.0%
	Short-Term Investments and Net Other Assets 15.0%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	3.3%	** Foreign investments	2.9%

Semiannual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Floating Rate Loans (f) - 77.7%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (e)	$ 3,970	$ 3,831
Hexcel Corp. term loan 3.7146% 4/1/12 (e)	1,985	1,886
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.89% 9/30/13 (e)	14,655	13,702
TransDigm, Inc. term loan 3.2269% 6/23/13 (e)	14,340	13,193
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.68% 9/29/13 (e)	4,576	3,821
		36,433
Automotive - 2.7%
Federal-Mogul Corp.:
Tranche B, term loan 2.4295% 12/27/14 (e)	5,294	2,925
Tranche C, term loan 2.3889% 12/27/15 (e)	2,701	1,486
Ford Motor Co. term loan 3.6867% 12/15/13 (e)	26,883	17,071
General Motors Corp. term loan 8% 11/29/13 (e)	7,394	4,917
Lear Corp. term loan 3.2052% 4/25/12 (e)	997	424
Navistar International Corp.:
term loan 3.6775% 1/19/12 (e)	16,133	12,745
Credit-Linked Deposit 3.6448% 1/19/12 (e)	5,867	4,635
Oshkosh Co. Tranche B, term loan 7.2431% 12/6/13 (e)	3,723	3,052
Rexnord Corp. Tranche B, term loan 3.3618% 7/19/13 (e)	1,989	1,571
Tenneco, Inc. Credit-Linked Deposit 5.495% 3/16/14 (e)	6,000	2,880
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.19% 4/30/14 (e)	33,500	27,973
TRW Automotive Holdings Corp. Tranche B1, term loan 2% 2/9/14 (e)	3,460	2,353
Visteon Corp. term loan 4.25% 6/13/13 (e)	14,000	3,010
		85,042
Broadcasting - 2.3%
Citadel Broadcasting Corp. Tranche B, term loan 2.9529% 6/12/14 (e)	7,000	3,010
Entravision Communication Corp. term loan 6.46% 3/29/13 (e)	595	458
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (e)	1,796	1,086
Nexstar Broadcasting, Inc. Tranche B, term loan 2.6288% 10/1/12 (e)	19,488	11,693
Paxson Communications Corp. term loan 4.3444% 1/15/12 (e)	4,000	880
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Raycom Media, Inc. Tranche B, term loan 2% 6/25/14 (e)	$ 6,430	$ 4,501
Univision Communications, Inc. Tranche 1LN, term loan 2.6775% 9/29/14 (e)	49,000	30,380
VNU, Inc. term loan 2.4694% 8/9/13 (e)	20,962	18,079
		70,087
Cable TV - 8.7%
Cequel Communications LLC Tranche 1LN, term loan 2.4767% 11/5/13 (e)	7,980	7,222
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	7,948	7,630
Tranche B 1LN, term loan 5.3107% 3/6/14 (e)	94,090	80,447
CSC Holdings, Inc. Tranche B, term loan 2.1981% 3/31/13 (e)	85,365	78,962
DIRECTV Holdings LLC:
Tranche B, term loan 1.9275% 4/13/13 (e)	37,362	35,587
Tranche C, term loan 5.25% 4/13/13 (e)	9,444	9,231
Discovery Communications, Inc. term loan 3.22% 5/14/14 (e)	26,681	24,813
Insight Midwest Holdings LLC Tranche B, term loan 2.5% 4/6/14 (e)	6,750	6,176
San Juan Cable, Inc. Tranche 1, term loan 2.49% 10/31/12 (e)	4,707	3,624
UPC Broadband Holding BV Tranche N1, term loan 2.3152% 12/31/14 (e)	20,008	18,207
		271,899
Capital Goods - 3.7%
Amsted Industries, Inc.:
term loan 3.1507% 4/5/13 (e)	4,690	4,268
Tranche DD, term loan 3.243% 4/5/13 (e)	3,045	2,771
Ashtead Group PLC term loan 2.21% 8/31/11 (e)	2,718	2,446
Baldor Electric Co. term loan 5.25% 1/31/14 (e)	5,978	5,620
Bucyrus International, Inc. Tranche B, term loan 2.3497% 5/4/14 (e)	12,154	11,181
Chart Industries, Inc. Tranche B, term loan 2.4375% 10/17/12 (e)	2,806	2,539
Dresser, Inc. Tranche B 1LN, term loan 3.4522% 5/4/14 (e)	28,319	24,354
EnergySolutions, Inc.:
Credit-Linked Deposit 2.69% 6/7/13 (e)	317	295
term loan 4.15% 6/7/13 (e)	7,035	6,542
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Flowserve Corp. term loan 2.7443% 8/10/12 (e)	$ 32,175	$ 30,969
Hexcel Corp. Tranche B, term loan 3.3369% 3/1/12 (e)	2,384	2,170
Polypore, Inc. Tranche B, term loan 2.5% 7/3/14 (e)	3,930	3,341
Rexnord Corp. Tranche B A0, term loan 2.4375% 7/19/13 (e)	2,908	2,239
Sensus Metering Systems, Inc. Tranche B term loan 2.8014% 12/17/10 (e)	1,555	1,400
Terex Corp. term loan 3.97% 7/14/13 (e)	14,607	13,731
		113,866
Chemicals - 4.9%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 2.2506% 4/2/13 (e)	5,526	4,531
term loan 2.9419% 4/2/14 (e)	37,325	32,846
Flexsys Verkauf GmbH term loan 10.5% 5/1/11 (e)	4,000	3,800
Georgia Gulf Corp. term loan 8.911% 10/3/13 (e)	12,437	7,835
Huntsman International LLC Tranche B, term loan 2.1775% 4/19/14 (e)	20,320	16,866
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (e)	3,546	1,950
Tranche C, term loan 8.001% 12/16/14 (e)	3,546	1,950
Innophos, Inc. Tranche B, term loan 3.4275% 8/13/10 (e)	4,416	4,107
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (e)(g)	28,585	29,157
MacDermid, Inc. Tranche B, term loan 2.4275% 4/12/14 (e)	2,222	1,333
Momentive Performance Materials, Inc. Tranche B1, term loan 2.6875% 12/4/13 (e)	5,720	4,004
Nalco Co. Tranche B, term loan 3.0466% 11/4/10 (e)	34,324	33,981
Rockwood Specialties Group, Inc. Tranche E, term loan 2.1775% 7/30/12 (e)	9,015	8,114
Solutia, Inc. term loan 8.5% 2/28/14 (e)	3,923	3,099
		153,573
Consumer Products - 0.4%
Jarden Corp. term loan 2.97% 1/24/12 (e)	1,985	1,886
Jostens IH Corp. Tranche C, term loan 2.495% 12/21/11 (e)	1,366	1,229
Revlon Consumer Products Corp. term loan 4.9834% 1/15/12 (e)	4,000	3,480
Sealy Mattress Co. Tranche E, term loan 4.9894% 8/25/12 (e)	4,877	3,902
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (e)	$ 1,902	$ 1,531
4.4613% 3/30/13 (e)	98	79
Weight Watchers International, Inc. Tranche B, term loan 2.3136% 1/26/14 (e)	1,896	1,773
		13,880
Containers - 2.4%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (e)	8,774	7,897
Berry Plastics Holding Corp. Tranche C, term loan 2.4694% 4/3/15 (e)	4,000	2,920
BWAY Corp. Tranche B, term loan 3.6062% 7/17/13 (e)	1,908	1,603
Crown Holdings, Inc.:
term loan B 2.2013% 11/15/12 (e)	15,035	14,358
Tranche B, term loan 2.2013% 11/15/12 (e)	9,501	9,073
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.9481% 6/14/13 (e)	28,122	26,435
Solo Cup Co. Tranche B1, term loan 4.7239% 2/27/11 (e)	12,750	11,985
		74,271
Diversified Financial Services - 0.8%
Ameritrade Holding Corp. Tranche B, term loan 1.95% 1/23/13 (e)	6,753	6,382
Clear Channel Capital I LLC Tranche B, term loan 4.0875% 1/29/16 (e)	15,000	7,350
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.45% 8/3/12 (e)	4,000	3,060
Nuveen Investments, Inc. term loan 3.4468% 11/13/14 (e)	5,435	3,587
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.22% 12/15/11 (e)	195	181
Credit-Linked Deposit 3.22% 12/15/13 (e)	623	577
Tranche 1LN, term loan 2.4275% 12/15/13 (e)	1,830	1,693
Tranche 2LN, term loan 4.6775% 12/15/14 (e)	2,825	2,260
		25,090
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (e)	9,650	9,119
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
LBI Media, Inc. Tranche B, term loan 1.9275% 3/31/12 (e)	$ 2,231	$ 1,495
Thomson Media, Inc. Tranche B1, term loan 5.43% 11/8/11 (e)	966	463
		11,077
Electric Utilities - 7.3%
AES Corp. term loan 5.0813% 8/10/11 (e)	14,732	13,996
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4375% 3/30/12 (e)	1,471	1,008
term loan 4.22% 3/30/14 (e)	9,982	6,838
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (e)	26,215	22,282
Covanta Energy Corp.:
term loan 1.9815% 2/9/14 (e)	5,907	5,434
Credit-Linked Deposit 2.6919% 2/9/14 (e)	2,967	2,730
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 1.93% 4/2/13 (e)	32,094	28,403
Tranche B, term loan 1.93% 4/2/13 (e)	2,866	2,536
Energy Investors Funds term loan 2.1981% 4/11/14 (e)	2,745	2,388
MACH Gen LLC Credit-Linked Deposit 3.4675% 2/22/13 (e)	182	148
Mirant North America LLC term loan 2.1775% 1/3/13 (e)	20,279	18,961
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (e)	43,843	40,774
Credit-Linked Deposit 2.62% 2/1/13 (e)	27,617	25,684
NSG Holdings LLC:
term loan 2.82% 6/15/14 (e)	1,558	1,425
Credit-Linked Deposit 2.82% 6/15/14 (e)	247	226
Reliant Energy, Inc. Credit-Linked Deposit 2.2588% 6/30/14 (e)	11,150	9,812
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9691% 10/10/14 (e)	19,879	13,568
Tranche B2, term loan 3.969% 10/10/14 (e)	14,718	10,082
Tranche B3, term loan 3.969% 10/10/14 (e)	28,244	19,347
		225,642
Energy - 1.2%
Alon Refining Krotz Springs, Inc. term loan 10.75% 7/3/14 (e)	2,278	1,481
Alon USA, Inc. term loan 2.9195% 8/4/13 (e)	1,891	756
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Citgo Petroleum Corp. Tranche B, term loan 1.8025% 11/15/12 (e)	$ 11,554	$ 8,435
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (e)	486	389
Tranche D, term loan 8.75% 12/28/13 (e)	1,563	1,250
Compagnie Generale de Geophysique SA term loan 4.5937% 1/12/14 (e)	4,298	3,954
MEG Energy Corp.:
term loan 3.22% 4/3/13 (e)	1,440	1,224
Tranche DD, term loan 3.22% 4/3/13 (e)	1,467	1,247
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 3.75% 11/1/13 (e)	4,375	3,763
Tranche B, Credit-Linked Deposit 3.75% 11/1/13 (e)	564	485
Quicksilver Resources, Inc. Tranche 2LN, term loan 7.75% 8/8/13 (e)	3,708	3,338
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.22% 10/31/12 (e)	2,505	2,229
term loan 2.437% 10/31/12 (e)	4,334	3,857
Western Refining, Inc. term loan 8.25% 5/30/14 (e)	5,294	4,235
		36,643
Entertainment/Film - 0.2%
MGM Holdings II, Inc.:
term loan 3.6775% 4/8/12 (e)	5,985	2,888
Tranche B, term loan 3.6775% 4/8/12 (e)	3,085	1,489
Zuffa LLC term loan 2.5% 6/19/15 (e)	2,918	2,363
		6,740
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.4598% 3/30/14 (e)	462	296
Food and Drug Retail - 0.6%
GNC Corp. term loan 3.1537% 9/16/13 (e)	2,893	2,401
Rite Aid Corp. Tranche ABL, term loan 2.2036% 6/4/14 (e)	5,425	4,394
SUPERVALU, Inc. Tranche B, term loan 1.745% 6/2/12 (e)	14,362	13,500
		20,295
Food/Beverage/Tobacco - 2.9%
Constellation Brands, Inc. Tranche B, term loan 2.7278% 6/5/13 (e)	35,313	33,283
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 2.7137% 4/2/14 (e)	$ 24,615	$ 22,892
Del Monte Corp. Tranche B, term loan 2.3879% 2/8/12 (e)	9,142	9,051
Herbalife International, Inc. term loan 2.72% 7/21/13 (e)	1,688	1,485
Michael Foods, Inc. Tranche B, term loan:
6.5% 4/30/14 (e)	2,310	2,304
3.0645% 11/21/10 (e)	1,809	1,804
Reddy Ice Group, Inc. term loan 2.1981% 8/12/12 (e)	2,000	1,340
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (e)	17,494	17,494
		89,653
Gaming - 1.7%
Ameristar Casinos, Inc. term loan 4.5063% 11/10/12 (e)	4,861	4,278
Choctaw Resort Development Enterprise term loan 6% 11/4/11 (e)	1,386	1,109
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.4591% 2/16/14 (e)	1,744	706
Harrah's Entertainment, Inc.:
Tranche B2, term loan 4.0902% 1/28/15 (e)	4,965	3,413
Tranche B3, term loan 3.8705% 1/28/15 (e)	2,987	2,054
Las Vegas Sands LLC:
term loan 2.18% 5/23/14 (e)	336	207
Tranche B, term loan 2.18% 5/23/14 (e)	1,664	1,023
Penn National Gaming, Inc. Tranche B, term loan 2.5367% 10/3/12 (e)	21,921	20,606
Town Sports International LLC term loan 2.25% 2/27/14 (e)	2,918	1,459
Tropicana Entertainment term loan 4.5% 7/3/49 (e)	4,865	973
Venetian Macau Ltd. Tranche B, term loan:
2.68% 5/26/12 (e)	4,203	2,858
2.68% 5/26/13 (e)	3,803	2,586
Venetian Macau US Finance, Inc. Tranche B, term loan 2.68% 5/25/13 (e)	5,000	3,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.335% 8/15/13 (e)	9,180	7,252
		51,924
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.4693% 2/7/12 (e)	$ 6,212	$ 5,622
Bausch & Lomb, Inc. term loan:
3.5294% 4/26/15 (e)(g)	2,000	1,720
4.47% 4/26/15 (e)	7,900	6,794
Biomet, Inc. term loan 4.1229% 3/25/15 (e)	5,000	4,650
Community Health Systems, Inc.:
term loan 3.4536% 7/25/14 (e)	91,426	82,284
Tranche DD, term loan 2.6775% 7/25/14 (e)	4,665	4,199
DaVita, Inc. Tranche B1, term loan 2.1967% 10/5/12 (e)	38,257	36,057
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (e)	8,388	8,377
Tranche B 2LN, term loan 6.75% 9/10/14 (e)	4,612	4,606
Tranche B, term loan 2.6147% 3/31/13 (e)	28,805	27,221
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (e)	118,256	107,017
Health Management Associates, Inc. Tranche B, term loan 2.97% 2/28/14 (e)	2,024	1,766
HealthSouth Corp. term loan 2.9594% 3/10/13 (e)	12,491	11,242
Hologic, Inc. Tranche B, term loan 3.75% 3/31/13 (e)	908	863
IASIS Healthcare Corp.:
term loan 2.4275% 3/15/14 (e)	4,482	3,989
Credit-Linked Deposit 2.435% 3/15/14 (e)	417	371
Tranche DD, term loan 2.4275% 3/15/14 (e)	1,553	1,382
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.7809% 6/26/14 (e)	14,115	12,986
Tranche 2LN, term loan 4.7394% 6/26/15 (e)	2,500	2,125
LifePoint Hospitals, Inc. Tranche B, term loan 2.885% 4/15/12 (e)	16,548	15,638
Mylan, Inc. Tranche B, term loan 4.3429% 10/2/14 (e)	9,834	9,269
National Renal Institutes, Inc. term loan 6.25% 3/31/13 (e)	3,229	1,776
Psychiatric Solutions, Inc. term loan 2.2149% 7/1/12 (e)	12,163	11,342
PTS Acquisition Corp. term loan 2.6775% 4/10/14 (e)	3,828	2,795
Renal Advantage, Inc. Tranche B, term loan 3.7178% 9/30/12 (e)	4,073	3,625
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.672% 6/15/12 (e)	3,850	3,311
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.22% 4/19/13 (e)	$ 1,313	$ 1,143
Tranche B, term loan 3.2357% 4/19/14 (e)	6,269	5,454
Team Health, Inc. term loan 3.2429% 11/22/12 (e)	2,142	1,800
U.S. Oncology, Inc. Tranche B, term loan 5.756% 8/20/11 (e)	3,079	2,864
Vanguard Health Holding Co. I, LLC term loan 2.7707% 9/23/11 (e)	8,653	8,199
VCA Antech, Inc. term loan 1.9375% 5/16/11 (e)	5,880	5,410
Vicar Operating, Inc. term loan 1.9375% 5/16/11 (e)	11,818	10,872
VWR Funding, Inc. term loan 2.9275% 6/29/14 (e)	9,000	7,245
		414,014
Homebuilding/Real Estate - 0.4%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (e)	2,886	2,395
General Growth Properties, Inc. Tranche A1, term loan 5.25% 2/24/10 (e)	1,028	339
LandSource Communities Development LLC Tranche 1LN, revolver loan 7.8095% 5/31/09 (e)(g)	3,000	2,700
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (e)	2,822	423
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (e)	1,909	1,241
Tranche B, term loan 4.1769% 10/10/13 (e)	6,086	3,956
		11,054
Leisure - 0.9%
Six Flags, Inc. Tranche B, term loan 3.3662% 4/30/15 (e)	12,940	9,575
Universal City Development Partners Ltd. term loan 6% 6/9/11 (e)	20,686	19,497
		29,072
Metals/Mining - 0.8%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 2.75% 10/26/12 (e)	13,999	12,879
Compass Minerals Tranche B, term loan 2.3753% 12/22/12 (e)	8,895	8,272
Novelis Corp. term loan 2.9731% 7/6/14 (e)	4,880	3,514
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Oxbow Carbon LLC:
Tranche B, term loan 2.748% 5/8/14 (e)	$ 1,593	$ 1,382
Tranche DD, term loan 2.4275% 5/8/14 (e)	152	132
		26,179
Paper - 3.3%
Domtar Corp. Tranche B, term loan 1.8444% 3/7/14 (e)	1,897	1,689
Georgia-Pacific Corp.:
term loan 2.7242% 12/20/12 (e)	17,114	16,002
Tranche B1, term loan 3.2364% 12/20/12 (e)	53,657	50,169
Graphic Packaging International, Inc. Tranche B, term loan 3.0567% 5/16/14 (e)	8,000	7,280
Smurfit-Stone Container Enterprises, Inc. term loan 3.0767% 11/11/11 (e)	29,129	22,502
Verso Paper Holdings LLC Tranche B, term loan 3% 8/1/13 (e)	5,324	4,259
White Birch Paper Co. Tranche 1LN, term loan 3.97% 5/8/14 (e)	1,923	481
		102,382
Publishing/Printing - 1.6%
Cenveo Corp.:
term loan 5.7269% 6/21/13 (e)	2,441	2,185
Tranche DD, term loan 5.7269% 6/21/13 (e)	104	93
Dex Media East LLC Tranche B, term loan 3.2313% 10/24/14 (e)	10,945	6,020
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 8.2563% 6/12/14 (e)	16,962	10,686
Idearc, Inc. term loan 3.4179% 11/17/14 (c)(e)	10,225	3,937
R.H. Donnelley Corp.: Tranche D2, term loan 6.75% 6/30/11 (e)	13,940	9,201
Tranche D1, term loan 6.75% 6/30/11 (e)	5,412	3,572
Thomson Learning, Inc. term loan 2.93% 7/5/14 (e)	16,965	12,596
Yell Group PLC Tranche B1, term loan 3.4275% 2/10/13 (e)	3,200	1,568
		49,858
Railroad - 0.5%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.7806% 4/28/13 (e)	15,538	13,751
Tranche C, term loan 2.4796% 4/28/13 (e)	2,948	2,535
		16,286
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Burger King Corp. Tranche B1, term loan 2.75% 6/30/12 (e)	$ 6,305	$ 6,068
Del Taco Tranche B, term loan 10.25% 3/29/13 (e)	2,644	1,507
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.57% 6/14/13 (e)	100	70
term loan 2.8125% 6/14/14 (e)	1,584	1,109
		8,754
Services - 1.9%
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (e)	2,392	2,165
term loan 3.095% 1/26/14 (e)	36,242	32,799
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 3.4933% 2/7/14 (e)	2,706	2,137
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 3% 6/1/13 (e)	1,995	1,716
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (e)	308	245
Tranche B, term loan 2.2151% 12/21/12 (e)	1,692	1,345
Iron Mountain, Inc. term loan 2.7813% 4/16/14 (e)	9,825	9,334
RSC Equipment Rental term loan 2.18% 11/30/12 (e)	1,938	1,686
ServiceMaster Co.:
term loan 3.1388% 7/24/14 (e)	8,221	5,837
Tranche DD, term loan 2.93% 7/24/14 (e)	620	440
		57,704
Specialty Retailing - 0.6%
Michaels Stores, Inc. term loan 2.6958% 10/31/13 (e)	13,213	9,315
Rite Aid Funding II Tranche 2LN, term loan 14.25% 9/14/10 (e)	4,000	4,000
Sally Holdings LLC Tranche B, term loan 3.0053% 11/16/13 (e)	2,000	1,830
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (e)	4,579	2,747
		17,892
Super Retail - 0.6%
Dollar General Corp. Tranche B1, term loan 3.4897% 7/6/14 (e)	8,000	7,360
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,878	3,024
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
J. Crew Group, Inc. term loan 2.1875% 5/15/13 (e)	$ 3,407	$ 2,861
PETCO Animal Supplies, Inc. term loan 3.1591% 10/26/13 (e)	7,727	6,954
		20,199
Technology - 3.4%
Affiliated Computer Services, Inc.:
term loan 2.4375% 3/20/13 (e)	13,894	13,199
Tranche B2, term loan 2.4564% 3/20/13 (e)	19,720	18,734
First Data Corp.:
Tranche B1, term loan 3.1893% 9/24/14 (e)	10,972	8,010
Tranche B3, term loan 3.1893% 9/24/14 (e)	1,995	1,456
Flextronics International Ltd. Tranche B-B, term loan 3.4575% 10/1/12 (e)	4,925	4,433
Freescale Semiconductor, Inc. term loan:
2.2588% 12/1/13 (e)	20,182	12,008
12.5% 12/15/14	670	469
Global Tel*Link Corp.:
term loan 9% 2/14/13 (e)	1,222	1,051
Credit-Linked Deposit 9.1% 2/14/13 (e)	380	327
Itron, Inc. term loan 3.93% 4/18/14 (e)	1,311	1,298
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (e)	888	631
Tranche 2LN, term loan 6.97% 6/11/15 (e)	2,000	1,000
Metavante Technologies, Inc. Tranche B, term loan 4.6208% 11/1/14 (e)	2,000	1,920
ON Semiconductor Corp. term loan 2.1775% 9/6/13 (e)	2,644	2,155
Open Text Corp. term loan 2.6775% 10/2/13 (e)	5,738	5,394
SunGard Data Systems, Inc.:
term loan 2.6701% 2/28/14 (e)	29,652	26,686
Tranche C, term loan 6.75% 2/28/14 (e)	1,990	1,930
Verifone, Inc. Tranche B, term loan 3.18% 10/31/13 (e)	4,118	3,623
		104,324
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 8.1%
Asurion Corp. Tranche 1LN, term loan 3.775% 7/3/14 (e)	$ 6,000	$ 5,265
Centennial Cellular Operating Co. LLC term loan 3.2226% 2/9/11 (e)	30,773	30,465
Cincinnati Bell, Inc. Tranche B, term loan 3.1816% 8/31/12 (e)	7,955	7,359
Crown Castle International Corp. Tranche B, term loan 1.9275% 3/6/14 (e)	7,304	6,647
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (e)	8,000	7,440
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,195	562
Intelsat Jackson Holdings Ltd. term loan 3.5006% 2/1/14 (e)	7,000	5,600
Intelsat Ltd. Tranche B, term loan 2.9894% 7/3/13 (e)	30,925	28,451
Leap Wireless International, Inc. Tranche B, term loan 5.75% 6/16/13 (e)	18,747	17,950
Level 3 Financing, Inc. term loan:
3.1948% 3/13/14 (e)	12,000	9,510
11.5% 3/13/14 (e)	3,000	3,060
MetroPCS Wireless, Inc. Tranche B, term loan 3.1683% 11/3/13 (e)	9,853	9,212
NTELOS, Inc. Tranche B1, term loan 2.68% 8/24/11 (e)	5,686	5,401
PanAmSat Corp.:
Tranche B2 A, term loan 2.9894% 1/3/14 (e)	12,100	11,132
Tranche B2 B, term loan 2.9894% 1/3/14 (e)	12,096	11,129
Tranche B2 C, term loan 2.9894% 1/3/14 (e)	12,096	11,129
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	44,100	43,880
Telesat Holding, Inc. term loan:
3.5537% 10/31/14 (e)	3,679	3,403
4.22% 10/31/14 (e)	316	292
Time Warner Telecom, Inc. Tranche B, term loan 2.43% 1/7/13 (e)	4,908	4,454
Wind Telecomunicazioni SpA:
Tranche B, term loan 3.9913% 5/26/13 (e)	5,000	4,475
Tranche C, term loan 4.9913% 5/26/14 (e)	5,000	4,475
Windstream Corp. Tranche B1, term loan 2.4995% 7/17/13 (e)	21,238	19,858
		251,149
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.6%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.8031% 9/5/13 (e)	$ 13,538	$ 13,199
Levi Strauss & Co. term loan 2.6981% 4/4/14 (e)	3,000	2,070
William Carter Co. term loan 2.013% 6/29/12 (e)	3,807	3,588
		18,857
TOTAL FLOATING RATE LOANS (Cost $2,641,814)		2,414,135
Nonconvertible Bonds - 7.3%
Air Transportation - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	4,000	3,720
Automotive - 0.3%
Ford Motor Credit Co. LLC 7.375% 10/28/09	10,000	9,525
General Motors Acceptance Corp. 3.4613% 12/1/14 (e)	2,000	1,140
		10,665
Banks and Thrifts - 0.2%
GMAC LLC 8% 11/1/31 (d)	4,000	2,720
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications) (d)	2,000	2,010
		4,730
Cable TV - 0.4%
CSC Holdings, Inc. 7.625% 4/1/11	2,000	2,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	1,997
EchoStar Communications Corp. 6.375% 10/1/11	8,000	7,760
		11,757
Capital Goods - 0.0%
Esco Corp. 5.195% 12/15/13 (d)(e)	2,000	1,300
Containers - 0.1%
Berry Plastics Corp. 5.8813% 2/15/15 (e)	5,000	4,050
Electric Utilities - 1.0%
AES Corp. 9.375% 9/15/10	3,000	3,000
CMS Energy Corp.:
2.0813% 1/15/13 (e)	2,000	1,595
6.3% 2/1/12	3,000	2,895
Energy Future Holdings 10.875% 11/1/17	10,000	6,750
Mirant North America LLC 7.375% 12/31/13	2,000	1,890
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NRG Energy, Inc. 7.375% 2/1/16	$ 9,000	$ 8,595
Reliant Energy, Inc. 6.75% 12/15/14	5,000	4,850
		29,575
Energy - 0.5%
Pemex Project Funding Master Trust 2.62% 6/15/10 (d)(e)	6,000	5,880
SandRidge Energy, Inc. 4.8325% 4/1/14 (e)	8,000	6,160
Tennessee Gas Pipeline Co. 8% 2/1/16 (d)	2,415	2,439
		14,479
Environmental - 0.1%
Allied Waste North America, Inc. 5.75% 2/15/11	3,000	3,008
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,738
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11	1,000	975
Healthcare - 0.3%
Elan Finance PLC/Elan Finance Corp. 5.2344% 11/15/11 (e)	6,000	5,070
HCA, Inc. 8.5% 4/15/19 (d)	4,000	4,020
		9,090
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 12/31/49 (c)	2,000	1,015
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(d)	2,000	1,015
		2,030
Metals/Mining - 2.0%
FMG Finance Property Ltd. 5.2613% 9/1/11 (d)(e)	24,000	20,880
Freeport-McMoRan Copper & Gold, Inc. 4.995% 4/1/15 (e)	47,000	41,125
		62,005
Paper - 0.1%
Georgia-Pacific LLC 8.25% 5/1/16 (d)	4,000	4,010
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,000	2,030
Technology - 0.1%
Nortel Networks Corp. 0% 7/15/11 (c)(e)	2,000	490
NXP BV 3.8813% 10/15/13 (e)	6,465	1,859
Seagate Technology International 10% 5/1/14 (d)	2,275	2,275
		4,624
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (d)	$ 7,000	$ 7,035
Centennial Communications Corp. 6.9575% 1/1/13 (e)	2,000	2,005
IPCS, Inc. 3.295% 5/1/13 (e)	3,000	2,430
Level 3 Financing, Inc. 5.485% 2/15/15 (e)	3,000	1,830
Qwest Corp.:
4.57% 6/15/13 (e)	4,000	3,620
7.875% 9/1/11	11,000	10,918
8.375% 5/1/16 (d)	3,000	2,985
8.875% 3/15/12	3,000	3,045
Sprint Capital Corp. 7.625% 1/30/11	4,000	3,855
Sprint Nextel Corp. 1.6319% 6/28/10 (e)	17,000	15,853
Verizon Wireless Capital LLC 5.55% 2/1/14 (d)	2,000	2,098
		55,674
TOTAL NONCONVERTIBLE BONDS (Cost $232,839)		226,460
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	168
Money Market Funds - 19.6%

Fidelity Cash Central Fund, 0.53% (b) (Cost $606,594)	606,594,027	606,594
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $3,481,595)		3,247,357
NET OTHER ASSETS - (4.6)%		(141,435)
NET ASSETS - 100%		$ 3,105,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,667,000 or 1.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,437,000 and $10,476,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 1,502
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,247,357	$ 606,762	$ 2,628,817	$ 11,778
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,872)
Cost of Purchases	-
Proceeds of Sales	(66)
Amortization/Accretion	-
Transfer in/out of Level 3	13,716
Ending Balance	$ 11,778

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $156,313,000 of which $16,996,000 and $139,317,000 will expire on October 31, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,875,001)	$ 2,640,763
Fidelity Central Funds (cost $606,594)	606,594
Total Investments (cost $3,481,595)		$ 3,247,357
Cash		963
Receivable for investments sold		8,875
Receivable for fund shares sold		22,898
Interest receivable		11,140
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		16
Receivable from investment adviser for expense reductions		2
Total assets		3,291,500

Liabilities
Payable for investments purchased	$ 174,396
Payable for fund shares redeemed	7,543
Distributions payable	1,448
Accrued management fee	1,388
Distribution fees payable	332
Other affiliated payables	394
Other payables and accrued expenses	77
Total liabilities		185,578

Net Assets		$ 3,105,922
Net Assets consist of:
Paid in capital		$ 3,527,972
Undistributed net investment income		7,570
Accumulated undistributed net realized gain (loss) on investments		(195,382)
Net unrealized appreciation (depreciation) on investments		(234,238)
Net Assets		$ 3,105,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($383,096 ÷ 44,552 shares)	$ 8.60

Maximum offering price per share (100/97.25 of $8.60)	$ 8.84
Class T: Net Asset Value and redemption price per share ($152,587 ÷ 17,767 shares)	$ 8.59

Maximum offering price per share (100/97.25 of $8.59)	$ 8.83
Class B: Net Asset Value and offering price per share ($42,384 ÷ 4,935 shares)A	$ 8.59

Class C: Net Asset Value and offering price per share ($257,129 ÷ 29,908 shares)A	$ 8.60

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,910,357 ÷ 222,422 shares)	$ 8.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,369 ÷ 41,985 shares)	$ 8.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009
Investment Income
Interest		$ 57,531
Income from Fidelity Central Funds		1,502
Total income		59,033

Expenses
Management fee	$ 6,569
Transfer agent fees	1,572
Distribution fees	1,633
Accounting fees and expenses	441
Custodian fees and expenses	35
Independent trustees' compensation	8
Registration fees	143
Audit	76
Legal	9
Miscellaneous	20
Total expenses before reductions	10,506
Expense reductions	(38)	10,468
Net investment income		48,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,611)
Change in net unrealized appreciation (depreciation) on investment securities		238,661
Net gain (loss)		201,050
Net increase (decrease) in net assets resulting from operations		$ 249,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,565	$ 149,958
Net realized gain (loss)	(37,611)	(139,997)
Change in net unrealized appreciation (depreciation)	238,661	(392,847)
Net increase (decrease) in net assets resulting from operations	249,615	(382,886)
Distributions to shareholders from net investment income	(45,992)	(143,999)
Share transactions - net increase (decrease)	905,918	(1,374,702)
Redemption fees	558	388
Total increase (decrease) in net assets	1,110,099	(1,901,199)

Net Assets
Beginning of period	1,995,823	3,897,022
End of period (including undistributed net investment income of $7,570 and undistributed net investment income of $4,997, respectively)	$ 3,105,922	$ 1,995,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88
Income from Investment Operations
Net investment income E	.163	.476	.621	.571	.404	.285
Net realized and unrealized gain (loss)	.597	(1.779)	(.196)	(.022)	(.008)	.098
Total from investment operations	.760	(1.303)	.425	.549	.396	.383
Distributions from net investment income	(.162)	(.448)	(.625)	(.560)	(.397)	(.295)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.162)	(.448)	(.627)	(.560)	(.407)	(.295)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.60	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Total Return B,C,D	9.73%	(13.87)%	4.40%	5.66%	4.05%	3.96%
Ratios to Average Net Assets F,H
Expenses before reductions	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Expenses net of fee waivers, if any	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Expenses net of all reductions	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Net investment income	4.12% A	5.13%	6.28%	5.73%	4.05%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 383	$ 192	$ 257	$ 285	$ 312	$ 299
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income E	.163	.481	.621	.564	.396	.276
Net realized and unrealized gain (loss)	.588	(1.762)	(.206)	(.022)	(.007)	.098
Total from investment operations	.751	(1.281)	.415	.542	.389	.374
Distributions from net investment income	(.163)	(.450)	(.625)	(.553)	(.390)	(.286)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.163)	(.450)	(.627)	(.553)	(.400)	(.286)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C,D	9.61%	(13.66)%	4.30%	5.60%	3.98%	3.87%
Ratios to Average Net Assets F,H
Expenses before reductions	1.06% A	1.03%	1.03%	1.11%	1.13%	1.17%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.03%	1.11%	1.13%	1.17%
Expenses net of all reductions	1.06% A	1.03%	1.02%	1.11%	1.13%	1.17%
Net investment income	4.14% A	5.16%	6.28%	5.67%	3.98%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 134	$ 309	$ 472	$ 511	$ 389
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income E	.144	.432	.569	.513	.346	.231
Net realized and unrealized gain (loss)	.597	(1.771)	(.206)	(.022)	(.008)	.096
Total from investment operations	.741	(1.339)	.363	.491	.338	.327
Distributions from net investment income	(.143)	(.402)	(.573)	(.502)	(.339)	(.239)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.143)	(.402)	(.575)	(.502)	(.349)	(.239)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C,D	9.49%	(14.21)%	3.76%	5.06%	3.46%	3.38%
Ratios to Average Net Assets F,H
Expenses before reductions	1.59% A	1.56%	1.55%	1.63%	1.64%	1.65%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.63%	1.64%	1.65%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.62%	1.64%	1.65%
Net investment income	3.65% A	4.64%	5.75%	5.16%	3.47%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 42	$ 100	$ 143	$ 173	$ 184
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87
Income from Investment Operations
Net investment income E	.133	.408	.553	.508	.341	.224
Net realized and unrealized gain (loss)	.597	(1.770)	(.207)	(.022)	(.008)	.107
Total from investment operations	.730	(1.362)	.346	.486	.333	.331
Distributions from net investment income	(.132)	(.379)	(.556)	(.497)	(.334)	(.233)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.132)	(.379)	(.558)	(.497)	(.344)	(.233)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.60	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Total Return B,C,D	9.33%	(14.41)%	3.58%	5.00%	3.40%	3.41%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Expenses net of fee waivers, if any	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Expenses net of all reductions	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Net investment income	3.37% A	4.39%	5.59%	5.10%	3.42%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$ 257	$ 199	$ 345	$ 450	$ 539	$ 524
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income D	.175	.508	.650	.593	.427	.309
Net realized and unrealized gain (loss)	.587	(1.771)	(.196)	(.021)	(.008)	.099
Total from investment operations	.762	(1.263)	.454	.572	.419	.408
Distributions from net investment income	(.174)	(.478)	(.654)	(.583)	(.420)	(.320)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.174)	(.478)	(.656)	(.583)	(.430)	(.320)
Redemption fees added to paid in capital D	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Total Return B,C	9.77%	(13.49)%	4.72%	5.92%	4.30%	4.22%
Ratios to Average Net Assets E,G
Expenses before reductions	.76% A	.73%	.73%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.76% A	.73%	.73%	.81%	.82%	.84%
Expenses net of all reductions	.76% A	.73%	.72%	.81%	.82%	.84%
Net investment income	4.43% A	5.46%	6.58%	5.97%	4.29%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,910	$ 1,292	$ 2,679	$ 2,989	$ 2,471	$ 1,982
Portfolio turnover rate F	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86
Income from Investment Operations
Net investment income D	.174	.503	.647	.591	.424	.304
Net realized and unrealized gain (loss)	.587	(1.769)	(.206)	(.021)	(.007)	.110
Total from investment operations	.761	(1.266)	.441	.570	.417	.414
Distributions from net investment income	(.173)	(.475)	(.651)	(.581)	(.418)	(.316)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.173)	(.475)	(.653)	(.581)	(.428)	(.316)
Redemption fees added to paid in capital D	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.58	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C	9.77%	(13.54)%	4.58%	5.89%	4.27%	4.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.77%	.76%	.84%	.85%	.87%
Expenses net of fee waivers, if any	.79% A	.77%	.76%	.84%	.85%	.87%
Expenses net of all reductions	.78% A	.76%	.76%	.83%	.85%	.87%
Net investment income	4.41% A	5.43%	6.55%	5.95%	4.26%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 360	$ 138	$ 207	$ 275	$ 285	$ 182
Portfolio turnover rate F	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent, distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,420
Unrealized depreciation	(278,142)
Net unrealized appreciation (depreciation)	$ (229,722)
Cost for federal income tax purposes	$ 3,477,079

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, (including principal repayments of floating rate loans) other than short-term securities, aggregated $848,045 and $244,051, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 310	$ 36
Class T	0%	.25%	165	-
Class B	.55%	.15%	136	107
Class C	.75%	.25%	1,022	194
			$ 1,633	$ 337

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80
Class T	13
Class B*	41
Class C*	31
$ 165

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 216.18
Class T	108.17
Class B	46.24
Class C	170.17
Fidelity Floating Rate High Income Fund	888.12
Institutional Class	144.14
	$ 1,572

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 8

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,601	$ 11,040
Class T	2,680	10,312
Class B	705	3,137
Class C	3,280	11,350
Fidelity Floating Rate High Income Fund	30,835	99,177
Institutional Class	3,891	8,983
Total	$ 45,992	$ 143,999

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	25,867	12,782	$ 208,891	$ 119,270
Reinvestment of distributions	464	942	3,683	8,667
Shares redeemed	(5,740)	(16,135)	(45,582)	(147,587)
Net increase (decrease)	20,591	(2,411)	$ 166,992	$ (19,650)
Class T
Shares sold	4,506	2,613	$ 36,371	$ 24,324
Reinvestment of distributions	294	970	2,310	8,971
Shares redeemed	(3,751)	(18,575)	(29,588)	(171,534)
Net increase (decrease)	1,049	(14,992)	$ 9,093	$ (138,239)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	1,005	459	$ 8,106	$ 4,273
Reinvestment of distributions	68	253	531	2,337
Shares redeemed	(1,371)	(5,780)	(10,802)	(53,368)
Net increase (decrease)	(298)	(5,068)	$ (2,165)	$ (46,758)
Class C
Shares sold	9,480	4,102	$ 76,577	$ 38,173
Reinvestment of distributions	276	816	2,171	7,528
Shares redeemed	(4,662)	(15,538)	(36,491)	(142,119)
Net increase (decrease)	5,094	(10,620)	$ 42,257	$ (96,418)
Fidelity Floating Rate High Income Fund
Shares sold	103,751	58,551	$ 828,673	$ 537,327
Reinvestment of distributions	3,168	9,069	25,040	83,798
Shares redeemed	(46,028)	(181,259)	(363,895)	(1,661,471)
Net increase (decrease)	60,891	(113,639)	$ 489,818	$ (1,040,346)
Institutional Class
Shares sold	30,039	12,811	$ 242,232	$ 119,600
Reinvestment of distributions	271	554	2,161	5,092
Shares redeemed	(5,637)	(17,333)	(44,470)	(157,983)
Net increase (decrease)	24,673	(3,968)	$ 199,923	$ (33,291)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2009 and for the year ended October 31, 2008, and the financial highlights for the six months ended April 30, 2009 and for each of the five years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of April 30, 2009, by correspondence with the custodians, brokers and selling agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2009 and for the year ended October 31, 2008, and the financial highlights for the six months ended April 30, 2009 and for each of the five years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFR-USAN-0609
1.784877.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Floating Rate High Income
Fund - Institutional Class

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.07%
Actual		$ 1,000.00	$ 1,097.30	$ 5.56
Hypothetical A		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.06%
Actual		$ 1,000.00	$ 1,096.10	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.55%
Actual		$ 1,000.00	$ 1,094.90	$ 8.05
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.82%
Actual		$ 1,000.00	$ 1,093.30	$ 9.45
Hypothetical A		$ 1,000.00	$ 1,015.77	$ 9.10
Fidelity Floating Rate High Income Fund	.76%
Actual		$ 1,000.00	$ 1,097.70	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,097.70	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.5	3.9
Charter Communications Operating LLC	2.8	2.7
Community Health Systems, Inc.	2.7	2.9
CSC Holdings, Inc.	2.6	3.1
NRG Energy, Inc.	2.4	2.9
	14.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.6	13.6
Telecommunications	9.9	8.4
Cable TV	9.1	9.7
Electric Utilities	8.3	9.3
Chemicals	4.9	5.6
Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA,AA,A 0.1%	AAA,AA,A 0.0%
BBB 6.3%	BBB 7.2%
BB 48.9%	BB 59.8%
B 16.9%	B 18.3%
CCC,CC,C 3.3%	CCC,CC,C 0.8%
D 3.0%	D 0.0%
Not Rated 6.5%	Not Rated 3.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 15.0%	Short-Term Investments and Net Other Assets 10.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Floating Rate Loans 77.7%		Floating Rate Loans 87.1%
	Nonconvertible Bonds 7.3%		Nonconvertible Bonds 2.8%
	Common Stock 0.0%		Common Stock 0.0%
	Short-Term Investments and Net Other Assets 15.0%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	3.3%	** Foreign investments	2.9%

Semiannual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Floating Rate Loans (f) - 77.7%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (e)	$ 3,970	$ 3,831
Hexcel Corp. term loan 3.7146% 4/1/12 (e)	1,985	1,886
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.89% 9/30/13 (e)	14,655	13,702
TransDigm, Inc. term loan 3.2269% 6/23/13 (e)	14,340	13,193
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.68% 9/29/13 (e)	4,576	3,821
		36,433
Automotive - 2.7%
Federal-Mogul Corp.:
Tranche B, term loan 2.4295% 12/27/14 (e)	5,294	2,925
Tranche C, term loan 2.3889% 12/27/15 (e)	2,701	1,486
Ford Motor Co. term loan 3.6867% 12/15/13 (e)	26,883	17,071
General Motors Corp. term loan 8% 11/29/13 (e)	7,394	4,917
Lear Corp. term loan 3.2052% 4/25/12 (e)	997	424
Navistar International Corp.:
term loan 3.6775% 1/19/12 (e)	16,133	12,745
Credit-Linked Deposit 3.6448% 1/19/12 (e)	5,867	4,635
Oshkosh Co. Tranche B, term loan 7.2431% 12/6/13 (e)	3,723	3,052
Rexnord Corp. Tranche B, term loan 3.3618% 7/19/13 (e)	1,989	1,571
Tenneco, Inc. Credit-Linked Deposit 5.495% 3/16/14 (e)	6,000	2,880
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.19% 4/30/14 (e)	33,500	27,973
TRW Automotive Holdings Corp. Tranche B1, term loan 2% 2/9/14 (e)	3,460	2,353
Visteon Corp. term loan 4.25% 6/13/13 (e)	14,000	3,010
		85,042
Broadcasting - 2.3%
Citadel Broadcasting Corp. Tranche B, term loan 2.9529% 6/12/14 (e)	7,000	3,010
Entravision Communication Corp. term loan 6.46% 3/29/13 (e)	595	458
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (e)	1,796	1,086
Nexstar Broadcasting, Inc. Tranche B, term loan 2.6288% 10/1/12 (e)	19,488	11,693
Paxson Communications Corp. term loan 4.3444% 1/15/12 (e)	4,000	880
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Raycom Media, Inc. Tranche B, term loan 2% 6/25/14 (e)	$ 6,430	$ 4,501
Univision Communications, Inc. Tranche 1LN, term loan 2.6775% 9/29/14 (e)	49,000	30,380
VNU, Inc. term loan 2.4694% 8/9/13 (e)	20,962	18,079
		70,087
Cable TV - 8.7%
Cequel Communications LLC Tranche 1LN, term loan 2.4767% 11/5/13 (e)	7,980	7,222
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	7,948	7,630
Tranche B 1LN, term loan 5.3107% 3/6/14 (e)	94,090	80,447
CSC Holdings, Inc. Tranche B, term loan 2.1981% 3/31/13 (e)	85,365	78,962
DIRECTV Holdings LLC:
Tranche B, term loan 1.9275% 4/13/13 (e)	37,362	35,587
Tranche C, term loan 5.25% 4/13/13 (e)	9,444	9,231
Discovery Communications, Inc. term loan 3.22% 5/14/14 (e)	26,681	24,813
Insight Midwest Holdings LLC Tranche B, term loan 2.5% 4/6/14 (e)	6,750	6,176
San Juan Cable, Inc. Tranche 1, term loan 2.49% 10/31/12 (e)	4,707	3,624
UPC Broadband Holding BV Tranche N1, term loan 2.3152% 12/31/14 (e)	20,008	18,207
		271,899
Capital Goods - 3.7%
Amsted Industries, Inc.:
term loan 3.1507% 4/5/13 (e)	4,690	4,268
Tranche DD, term loan 3.243% 4/5/13 (e)	3,045	2,771
Ashtead Group PLC term loan 2.21% 8/31/11 (e)	2,718	2,446
Baldor Electric Co. term loan 5.25% 1/31/14 (e)	5,978	5,620
Bucyrus International, Inc. Tranche B, term loan 2.3497% 5/4/14 (e)	12,154	11,181
Chart Industries, Inc. Tranche B, term loan 2.4375% 10/17/12 (e)	2,806	2,539
Dresser, Inc. Tranche B 1LN, term loan 3.4522% 5/4/14 (e)	28,319	24,354
EnergySolutions, Inc.:
Credit-Linked Deposit 2.69% 6/7/13 (e)	317	295
term loan 4.15% 6/7/13 (e)	7,035	6,542
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Flowserve Corp. term loan 2.7443% 8/10/12 (e)	$ 32,175	$ 30,969
Hexcel Corp. Tranche B, term loan 3.3369% 3/1/12 (e)	2,384	2,170
Polypore, Inc. Tranche B, term loan 2.5% 7/3/14 (e)	3,930	3,341
Rexnord Corp. Tranche B A0, term loan 2.4375% 7/19/13 (e)	2,908	2,239
Sensus Metering Systems, Inc. Tranche B term loan 2.8014% 12/17/10 (e)	1,555	1,400
Terex Corp. term loan 3.97% 7/14/13 (e)	14,607	13,731
		113,866
Chemicals - 4.9%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 2.2506% 4/2/13 (e)	5,526	4,531
term loan 2.9419% 4/2/14 (e)	37,325	32,846
Flexsys Verkauf GmbH term loan 10.5% 5/1/11 (e)	4,000	3,800
Georgia Gulf Corp. term loan 8.911% 10/3/13 (e)	12,437	7,835
Huntsman International LLC Tranche B, term loan 2.1775% 4/19/14 (e)	20,320	16,866
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (e)	3,546	1,950
Tranche C, term loan 8.001% 12/16/14 (e)	3,546	1,950
Innophos, Inc. Tranche B, term loan 3.4275% 8/13/10 (e)	4,416	4,107
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (e)(g)	28,585	29,157
MacDermid, Inc. Tranche B, term loan 2.4275% 4/12/14 (e)	2,222	1,333
Momentive Performance Materials, Inc. Tranche B1, term loan 2.6875% 12/4/13 (e)	5,720	4,004
Nalco Co. Tranche B, term loan 3.0466% 11/4/10 (e)	34,324	33,981
Rockwood Specialties Group, Inc. Tranche E, term loan 2.1775% 7/30/12 (e)	9,015	8,114
Solutia, Inc. term loan 8.5% 2/28/14 (e)	3,923	3,099
		153,573
Consumer Products - 0.4%
Jarden Corp. term loan 2.97% 1/24/12 (e)	1,985	1,886
Jostens IH Corp. Tranche C, term loan 2.495% 12/21/11 (e)	1,366	1,229
Revlon Consumer Products Corp. term loan 4.9834% 1/15/12 (e)	4,000	3,480
Sealy Mattress Co. Tranche E, term loan 4.9894% 8/25/12 (e)	4,877	3,902
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (e)	$ 1,902	$ 1,531
4.4613% 3/30/13 (e)	98	79
Weight Watchers International, Inc. Tranche B, term loan 2.3136% 1/26/14 (e)	1,896	1,773
		13,880
Containers - 2.4%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (e)	8,774	7,897
Berry Plastics Holding Corp. Tranche C, term loan 2.4694% 4/3/15 (e)	4,000	2,920
BWAY Corp. Tranche B, term loan 3.6062% 7/17/13 (e)	1,908	1,603
Crown Holdings, Inc.:
term loan B 2.2013% 11/15/12 (e)	15,035	14,358
Tranche B, term loan 2.2013% 11/15/12 (e)	9,501	9,073
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.9481% 6/14/13 (e)	28,122	26,435
Solo Cup Co. Tranche B1, term loan 4.7239% 2/27/11 (e)	12,750	11,985
		74,271
Diversified Financial Services - 0.8%
Ameritrade Holding Corp. Tranche B, term loan 1.95% 1/23/13 (e)	6,753	6,382
Clear Channel Capital I LLC Tranche B, term loan 4.0875% 1/29/16 (e)	15,000	7,350
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.45% 8/3/12 (e)	4,000	3,060
Nuveen Investments, Inc. term loan 3.4468% 11/13/14 (e)	5,435	3,587
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.22% 12/15/11 (e)	195	181
Credit-Linked Deposit 3.22% 12/15/13 (e)	623	577
Tranche 1LN, term loan 2.4275% 12/15/13 (e)	1,830	1,693
Tranche 2LN, term loan 4.6775% 12/15/14 (e)	2,825	2,260
		25,090
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (e)	9,650	9,119
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
LBI Media, Inc. Tranche B, term loan 1.9275% 3/31/12 (e)	$ 2,231	$ 1,495
Thomson Media, Inc. Tranche B1, term loan 5.43% 11/8/11 (e)	966	463
		11,077
Electric Utilities - 7.3%
AES Corp. term loan 5.0813% 8/10/11 (e)	14,732	13,996
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4375% 3/30/12 (e)	1,471	1,008
term loan 4.22% 3/30/14 (e)	9,982	6,838
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (e)	26,215	22,282
Covanta Energy Corp.:
term loan 1.9815% 2/9/14 (e)	5,907	5,434
Credit-Linked Deposit 2.6919% 2/9/14 (e)	2,967	2,730
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 1.93% 4/2/13 (e)	32,094	28,403
Tranche B, term loan 1.93% 4/2/13 (e)	2,866	2,536
Energy Investors Funds term loan 2.1981% 4/11/14 (e)	2,745	2,388
MACH Gen LLC Credit-Linked Deposit 3.4675% 2/22/13 (e)	182	148
Mirant North America LLC term loan 2.1775% 1/3/13 (e)	20,279	18,961
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (e)	43,843	40,774
Credit-Linked Deposit 2.62% 2/1/13 (e)	27,617	25,684
NSG Holdings LLC:
term loan 2.82% 6/15/14 (e)	1,558	1,425
Credit-Linked Deposit 2.82% 6/15/14 (e)	247	226
Reliant Energy, Inc. Credit-Linked Deposit 2.2588% 6/30/14 (e)	11,150	9,812
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9691% 10/10/14 (e)	19,879	13,568
Tranche B2, term loan 3.969% 10/10/14 (e)	14,718	10,082
Tranche B3, term loan 3.969% 10/10/14 (e)	28,244	19,347
		225,642
Energy - 1.2%
Alon Refining Krotz Springs, Inc. term loan 10.75% 7/3/14 (e)	2,278	1,481
Alon USA, Inc. term loan 2.9195% 8/4/13 (e)	1,891	756
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Citgo Petroleum Corp. Tranche B, term loan 1.8025% 11/15/12 (e)	$ 11,554	$ 8,435
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (e)	486	389
Tranche D, term loan 8.75% 12/28/13 (e)	1,563	1,250
Compagnie Generale de Geophysique SA term loan 4.5937% 1/12/14 (e)	4,298	3,954
MEG Energy Corp.:
term loan 3.22% 4/3/13 (e)	1,440	1,224
Tranche DD, term loan 3.22% 4/3/13 (e)	1,467	1,247
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 3.75% 11/1/13 (e)	4,375	3,763
Tranche B, Credit-Linked Deposit 3.75% 11/1/13 (e)	564	485
Quicksilver Resources, Inc. Tranche 2LN, term loan 7.75% 8/8/13 (e)	3,708	3,338
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.22% 10/31/12 (e)	2,505	2,229
term loan 2.437% 10/31/12 (e)	4,334	3,857
Western Refining, Inc. term loan 8.25% 5/30/14 (e)	5,294	4,235
		36,643
Entertainment/Film - 0.2%
MGM Holdings II, Inc.:
term loan 3.6775% 4/8/12 (e)	5,985	2,888
Tranche B, term loan 3.6775% 4/8/12 (e)	3,085	1,489
Zuffa LLC term loan 2.5% 6/19/15 (e)	2,918	2,363
		6,740
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.4598% 3/30/14 (e)	462	296
Food and Drug Retail - 0.6%
GNC Corp. term loan 3.1537% 9/16/13 (e)	2,893	2,401
Rite Aid Corp. Tranche ABL, term loan 2.2036% 6/4/14 (e)	5,425	4,394
SUPERVALU, Inc. Tranche B, term loan 1.745% 6/2/12 (e)	14,362	13,500
		20,295
Food/Beverage/Tobacco - 2.9%
Constellation Brands, Inc. Tranche B, term loan 2.7278% 6/5/13 (e)	35,313	33,283
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 2.7137% 4/2/14 (e)	$ 24,615	$ 22,892
Del Monte Corp. Tranche B, term loan 2.3879% 2/8/12 (e)	9,142	9,051
Herbalife International, Inc. term loan 2.72% 7/21/13 (e)	1,688	1,485
Michael Foods, Inc. Tranche B, term loan:
6.5% 4/30/14 (e)	2,310	2,304
3.0645% 11/21/10 (e)	1,809	1,804
Reddy Ice Group, Inc. term loan 2.1981% 8/12/12 (e)	2,000	1,340
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (e)	17,494	17,494
		89,653
Gaming - 1.7%
Ameristar Casinos, Inc. term loan 4.5063% 11/10/12 (e)	4,861	4,278
Choctaw Resort Development Enterprise term loan 6% 11/4/11 (e)	1,386	1,109
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.4591% 2/16/14 (e)	1,744	706
Harrah's Entertainment, Inc.:
Tranche B2, term loan 4.0902% 1/28/15 (e)	4,965	3,413
Tranche B3, term loan 3.8705% 1/28/15 (e)	2,987	2,054
Las Vegas Sands LLC:
term loan 2.18% 5/23/14 (e)	336	207
Tranche B, term loan 2.18% 5/23/14 (e)	1,664	1,023
Penn National Gaming, Inc. Tranche B, term loan 2.5367% 10/3/12 (e)	21,921	20,606
Town Sports International LLC term loan 2.25% 2/27/14 (e)	2,918	1,459
Tropicana Entertainment term loan 4.5% 7/3/49 (e)	4,865	973
Venetian Macau Ltd. Tranche B, term loan:
2.68% 5/26/12 (e)	4,203	2,858
2.68% 5/26/13 (e)	3,803	2,586
Venetian Macau US Finance, Inc. Tranche B, term loan 2.68% 5/25/13 (e)	5,000	3,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.335% 8/15/13 (e)	9,180	7,252
		51,924
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.4693% 2/7/12 (e)	$ 6,212	$ 5,622
Bausch & Lomb, Inc. term loan:
3.5294% 4/26/15 (e)(g)	2,000	1,720
4.47% 4/26/15 (e)	7,900	6,794
Biomet, Inc. term loan 4.1229% 3/25/15 (e)	5,000	4,650
Community Health Systems, Inc.:
term loan 3.4536% 7/25/14 (e)	91,426	82,284
Tranche DD, term loan 2.6775% 7/25/14 (e)	4,665	4,199
DaVita, Inc. Tranche B1, term loan 2.1967% 10/5/12 (e)	38,257	36,057
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (e)	8,388	8,377
Tranche B 2LN, term loan 6.75% 9/10/14 (e)	4,612	4,606
Tranche B, term loan 2.6147% 3/31/13 (e)	28,805	27,221
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (e)	118,256	107,017
Health Management Associates, Inc. Tranche B, term loan 2.97% 2/28/14 (e)	2,024	1,766
HealthSouth Corp. term loan 2.9594% 3/10/13 (e)	12,491	11,242
Hologic, Inc. Tranche B, term loan 3.75% 3/31/13 (e)	908	863
IASIS Healthcare Corp.:
term loan 2.4275% 3/15/14 (e)	4,482	3,989
Credit-Linked Deposit 2.435% 3/15/14 (e)	417	371
Tranche DD, term loan 2.4275% 3/15/14 (e)	1,553	1,382
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.7809% 6/26/14 (e)	14,115	12,986
Tranche 2LN, term loan 4.7394% 6/26/15 (e)	2,500	2,125
LifePoint Hospitals, Inc. Tranche B, term loan 2.885% 4/15/12 (e)	16,548	15,638
Mylan, Inc. Tranche B, term loan 4.3429% 10/2/14 (e)	9,834	9,269
National Renal Institutes, Inc. term loan 6.25% 3/31/13 (e)	3,229	1,776
Psychiatric Solutions, Inc. term loan 2.2149% 7/1/12 (e)	12,163	11,342
PTS Acquisition Corp. term loan 2.6775% 4/10/14 (e)	3,828	2,795
Renal Advantage, Inc. Tranche B, term loan 3.7178% 9/30/12 (e)	4,073	3,625
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.672% 6/15/12 (e)	3,850	3,311
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.22% 4/19/13 (e)	$ 1,313	$ 1,143
Tranche B, term loan 3.2357% 4/19/14 (e)	6,269	5,454
Team Health, Inc. term loan 3.2429% 11/22/12 (e)	2,142	1,800
U.S. Oncology, Inc. Tranche B, term loan 5.756% 8/20/11 (e)	3,079	2,864
Vanguard Health Holding Co. I, LLC term loan 2.7707% 9/23/11 (e)	8,653	8,199
VCA Antech, Inc. term loan 1.9375% 5/16/11 (e)	5,880	5,410
Vicar Operating, Inc. term loan 1.9375% 5/16/11 (e)	11,818	10,872
VWR Funding, Inc. term loan 2.9275% 6/29/14 (e)	9,000	7,245
		414,014
Homebuilding/Real Estate - 0.4%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (e)	2,886	2,395
General Growth Properties, Inc. Tranche A1, term loan 5.25% 2/24/10 (e)	1,028	339
LandSource Communities Development LLC Tranche 1LN, revolver loan 7.8095% 5/31/09 (e)(g)	3,000	2,700
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (e)	2,822	423
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (e)	1,909	1,241
Tranche B, term loan 4.1769% 10/10/13 (e)	6,086	3,956
		11,054
Leisure - 0.9%
Six Flags, Inc. Tranche B, term loan 3.3662% 4/30/15 (e)	12,940	9,575
Universal City Development Partners Ltd. term loan 6% 6/9/11 (e)	20,686	19,497
		29,072
Metals/Mining - 0.8%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 2.75% 10/26/12 (e)	13,999	12,879
Compass Minerals Tranche B, term loan 2.3753% 12/22/12 (e)	8,895	8,272
Novelis Corp. term loan 2.9731% 7/6/14 (e)	4,880	3,514
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Oxbow Carbon LLC:
Tranche B, term loan 2.748% 5/8/14 (e)	$ 1,593	$ 1,382
Tranche DD, term loan 2.4275% 5/8/14 (e)	152	132
		26,179
Paper - 3.3%
Domtar Corp. Tranche B, term loan 1.8444% 3/7/14 (e)	1,897	1,689
Georgia-Pacific Corp.:
term loan 2.7242% 12/20/12 (e)	17,114	16,002
Tranche B1, term loan 3.2364% 12/20/12 (e)	53,657	50,169
Graphic Packaging International, Inc. Tranche B, term loan 3.0567% 5/16/14 (e)	8,000	7,280
Smurfit-Stone Container Enterprises, Inc. term loan 3.0767% 11/11/11 (e)	29,129	22,502
Verso Paper Holdings LLC Tranche B, term loan 3% 8/1/13 (e)	5,324	4,259
White Birch Paper Co. Tranche 1LN, term loan 3.97% 5/8/14 (e)	1,923	481
		102,382
Publishing/Printing - 1.6%
Cenveo Corp.:
term loan 5.7269% 6/21/13 (e)	2,441	2,185
Tranche DD, term loan 5.7269% 6/21/13 (e)	104	93
Dex Media East LLC Tranche B, term loan 3.2313% 10/24/14 (e)	10,945	6,020
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 8.2563% 6/12/14 (e)	16,962	10,686
Idearc, Inc. term loan 3.4179% 11/17/14 (c)(e)	10,225	3,937
R.H. Donnelley Corp.: Tranche D2, term loan 6.75% 6/30/11 (e)	13,940	9,201
Tranche D1, term loan 6.75% 6/30/11 (e)	5,412	3,572
Thomson Learning, Inc. term loan 2.93% 7/5/14 (e)	16,965	12,596
Yell Group PLC Tranche B1, term loan 3.4275% 2/10/13 (e)	3,200	1,568
		49,858
Railroad - 0.5%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.7806% 4/28/13 (e)	15,538	13,751
Tranche C, term loan 2.4796% 4/28/13 (e)	2,948	2,535
		16,286
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Burger King Corp. Tranche B1, term loan 2.75% 6/30/12 (e)	$ 6,305	$ 6,068
Del Taco Tranche B, term loan 10.25% 3/29/13 (e)	2,644	1,507
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.57% 6/14/13 (e)	100	70
term loan 2.8125% 6/14/14 (e)	1,584	1,109
		8,754
Services - 1.9%
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (e)	2,392	2,165
term loan 3.095% 1/26/14 (e)	36,242	32,799
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 3.4933% 2/7/14 (e)	2,706	2,137
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 3% 6/1/13 (e)	1,995	1,716
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (e)	308	245
Tranche B, term loan 2.2151% 12/21/12 (e)	1,692	1,345
Iron Mountain, Inc. term loan 2.7813% 4/16/14 (e)	9,825	9,334
RSC Equipment Rental term loan 2.18% 11/30/12 (e)	1,938	1,686
ServiceMaster Co.:
term loan 3.1388% 7/24/14 (e)	8,221	5,837
Tranche DD, term loan 2.93% 7/24/14 (e)	620	440
		57,704
Specialty Retailing - 0.6%
Michaels Stores, Inc. term loan 2.6958% 10/31/13 (e)	13,213	9,315
Rite Aid Funding II Tranche 2LN, term loan 14.25% 9/14/10 (e)	4,000	4,000
Sally Holdings LLC Tranche B, term loan 3.0053% 11/16/13 (e)	2,000	1,830
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (e)	4,579	2,747
		17,892
Super Retail - 0.6%
Dollar General Corp. Tranche B1, term loan 3.4897% 7/6/14 (e)	8,000	7,360
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,878	3,024
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
J. Crew Group, Inc. term loan 2.1875% 5/15/13 (e)	$ 3,407	$ 2,861
PETCO Animal Supplies, Inc. term loan 3.1591% 10/26/13 (e)	7,727	6,954
		20,199
Technology - 3.4%
Affiliated Computer Services, Inc.:
term loan 2.4375% 3/20/13 (e)	13,894	13,199
Tranche B2, term loan 2.4564% 3/20/13 (e)	19,720	18,734
First Data Corp.:
Tranche B1, term loan 3.1893% 9/24/14 (e)	10,972	8,010
Tranche B3, term loan 3.1893% 9/24/14 (e)	1,995	1,456
Flextronics International Ltd. Tranche B-B, term loan 3.4575% 10/1/12 (e)	4,925	4,433
Freescale Semiconductor, Inc. term loan:
2.2588% 12/1/13 (e)	20,182	12,008
12.5% 12/15/14	670	469
Global Tel*Link Corp.:
term loan 9% 2/14/13 (e)	1,222	1,051
Credit-Linked Deposit 9.1% 2/14/13 (e)	380	327
Itron, Inc. term loan 3.93% 4/18/14 (e)	1,311	1,298
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (e)	888	631
Tranche 2LN, term loan 6.97% 6/11/15 (e)	2,000	1,000
Metavante Technologies, Inc. Tranche B, term loan 4.6208% 11/1/14 (e)	2,000	1,920
ON Semiconductor Corp. term loan 2.1775% 9/6/13 (e)	2,644	2,155
Open Text Corp. term loan 2.6775% 10/2/13 (e)	5,738	5,394
SunGard Data Systems, Inc.:
term loan 2.6701% 2/28/14 (e)	29,652	26,686
Tranche C, term loan 6.75% 2/28/14 (e)	1,990	1,930
Verifone, Inc. Tranche B, term loan 3.18% 10/31/13 (e)	4,118	3,623
		104,324
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 8.1%
Asurion Corp. Tranche 1LN, term loan 3.775% 7/3/14 (e)	$ 6,000	$ 5,265
Centennial Cellular Operating Co. LLC term loan 3.2226% 2/9/11 (e)	30,773	30,465
Cincinnati Bell, Inc. Tranche B, term loan 3.1816% 8/31/12 (e)	7,955	7,359
Crown Castle International Corp. Tranche B, term loan 1.9275% 3/6/14 (e)	7,304	6,647
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (e)	8,000	7,440
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,195	562
Intelsat Jackson Holdings Ltd. term loan 3.5006% 2/1/14 (e)	7,000	5,600
Intelsat Ltd. Tranche B, term loan 2.9894% 7/3/13 (e)	30,925	28,451
Leap Wireless International, Inc. Tranche B, term loan 5.75% 6/16/13 (e)	18,747	17,950
Level 3 Financing, Inc. term loan:
3.1948% 3/13/14 (e)	12,000	9,510
11.5% 3/13/14 (e)	3,000	3,060
MetroPCS Wireless, Inc. Tranche B, term loan 3.1683% 11/3/13 (e)	9,853	9,212
NTELOS, Inc. Tranche B1, term loan 2.68% 8/24/11 (e)	5,686	5,401
PanAmSat Corp.:
Tranche B2 A, term loan 2.9894% 1/3/14 (e)	12,100	11,132
Tranche B2 B, term loan 2.9894% 1/3/14 (e)	12,096	11,129
Tranche B2 C, term loan 2.9894% 1/3/14 (e)	12,096	11,129
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	44,100	43,880
Telesat Holding, Inc. term loan:
3.5537% 10/31/14 (e)	3,679	3,403
4.22% 10/31/14 (e)	316	292
Time Warner Telecom, Inc. Tranche B, term loan 2.43% 1/7/13 (e)	4,908	4,454
Wind Telecomunicazioni SpA:
Tranche B, term loan 3.9913% 5/26/13 (e)	5,000	4,475
Tranche C, term loan 4.9913% 5/26/14 (e)	5,000	4,475
Windstream Corp. Tranche B1, term loan 2.4995% 7/17/13 (e)	21,238	19,858
		251,149
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.6%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.8031% 9/5/13 (e)	$ 13,538	$ 13,199
Levi Strauss & Co. term loan 2.6981% 4/4/14 (e)	3,000	2,070
William Carter Co. term loan 2.013% 6/29/12 (e)	3,807	3,588
		18,857
TOTAL FLOATING RATE LOANS (Cost $2,641,814)		2,414,135
Nonconvertible Bonds - 7.3%
Air Transportation - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	4,000	3,720
Automotive - 0.3%
Ford Motor Credit Co. LLC 7.375% 10/28/09	10,000	9,525
General Motors Acceptance Corp. 3.4613% 12/1/14 (e)	2,000	1,140
		10,665
Banks and Thrifts - 0.2%
GMAC LLC 8% 11/1/31 (d)	4,000	2,720
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications) (d)	2,000	2,010
		4,730
Cable TV - 0.4%
CSC Holdings, Inc. 7.625% 4/1/11	2,000	2,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	1,997
EchoStar Communications Corp. 6.375% 10/1/11	8,000	7,760
		11,757
Capital Goods - 0.0%
Esco Corp. 5.195% 12/15/13 (d)(e)	2,000	1,300
Containers - 0.1%
Berry Plastics Corp. 5.8813% 2/15/15 (e)	5,000	4,050
Electric Utilities - 1.0%
AES Corp. 9.375% 9/15/10	3,000	3,000
CMS Energy Corp.:
2.0813% 1/15/13 (e)	2,000	1,595
6.3% 2/1/12	3,000	2,895
Energy Future Holdings 10.875% 11/1/17	10,000	6,750
Mirant North America LLC 7.375% 12/31/13	2,000	1,890
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NRG Energy, Inc. 7.375% 2/1/16	$ 9,000	$ 8,595
Reliant Energy, Inc. 6.75% 12/15/14	5,000	4,850
		29,575
Energy - 0.5%
Pemex Project Funding Master Trust 2.62% 6/15/10 (d)(e)	6,000	5,880
SandRidge Energy, Inc. 4.8325% 4/1/14 (e)	8,000	6,160
Tennessee Gas Pipeline Co. 8% 2/1/16 (d)	2,415	2,439
		14,479
Environmental - 0.1%
Allied Waste North America, Inc. 5.75% 2/15/11	3,000	3,008
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,738
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11	1,000	975
Healthcare - 0.3%
Elan Finance PLC/Elan Finance Corp. 5.2344% 11/15/11 (e)	6,000	5,070
HCA, Inc. 8.5% 4/15/19 (d)	4,000	4,020
		9,090
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 12/31/49 (c)	2,000	1,015
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(d)	2,000	1,015
		2,030
Metals/Mining - 2.0%
FMG Finance Property Ltd. 5.2613% 9/1/11 (d)(e)	24,000	20,880
Freeport-McMoRan Copper & Gold, Inc. 4.995% 4/1/15 (e)	47,000	41,125
		62,005
Paper - 0.1%
Georgia-Pacific LLC 8.25% 5/1/16 (d)	4,000	4,010
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,000	2,030
Technology - 0.1%
Nortel Networks Corp. 0% 7/15/11 (c)(e)	2,000	490
NXP BV 3.8813% 10/15/13 (e)	6,465	1,859
Seagate Technology International 10% 5/1/14 (d)	2,275	2,275
		4,624
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (d)	$ 7,000	$ 7,035
Centennial Communications Corp. 6.9575% 1/1/13 (e)	2,000	2,005
IPCS, Inc. 3.295% 5/1/13 (e)	3,000	2,430
Level 3 Financing, Inc. 5.485% 2/15/15 (e)	3,000	1,830
Qwest Corp.:
4.57% 6/15/13 (e)	4,000	3,620
7.875% 9/1/11	11,000	10,918
8.375% 5/1/16 (d)	3,000	2,985
8.875% 3/15/12	3,000	3,045
Sprint Capital Corp. 7.625% 1/30/11	4,000	3,855
Sprint Nextel Corp. 1.6319% 6/28/10 (e)	17,000	15,853
Verizon Wireless Capital LLC 5.55% 2/1/14 (d)	2,000	2,098
		55,674
TOTAL NONCONVERTIBLE BONDS (Cost $232,839)		226,460
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	168
Money Market Funds - 19.6%

Fidelity Cash Central Fund, 0.53% (b) (Cost $606,594)	606,594,027	606,594
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $3,481,595)		3,247,357
NET OTHER ASSETS - (4.6)%		(141,435)
NET ASSETS - 100%		$ 3,105,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,667,000 or 1.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,437,000 and $10,476,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 1,502
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,247,357	$ 606,762	$ 2,628,817	$ 11,778
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,872)
Cost of Purchases	-
Proceeds of Sales	(66)
Amortization/Accretion	-
Transfer in/out of Level 3	13,716
Ending Balance	$ 11,778

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $156,313,000 of which $16,996,000 and $139,317,000 will expire on October 31, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,875,001)	$ 2,640,763
Fidelity Central Funds (cost $606,594)	606,594
Total Investments (cost $3,481,595)		$ 3,247,357
Cash		963
Receivable for investments sold		8,875
Receivable for fund shares sold		22,898
Interest receivable		11,140
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		16
Receivable from investment adviser for expense reductions		2
Total assets		3,291,500

Liabilities
Payable for investments purchased	$ 174,396
Payable for fund shares redeemed	7,543
Distributions payable	1,448
Accrued management fee	1,388
Distribution fees payable	332
Other affiliated payables	394
Other payables and accrued expenses	77
Total liabilities		185,578

Net Assets		$ 3,105,922
Net Assets consist of:
Paid in capital		$ 3,527,972
Undistributed net investment income		7,570
Accumulated undistributed net realized gain (loss) on investments		(195,382)
Net unrealized appreciation (depreciation) on investments		(234,238)
Net Assets		$ 3,105,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($383,096 ÷ 44,552 shares)	$ 8.60

Maximum offering price per share (100/97.25 of $8.60)	$ 8.84
Class T: Net Asset Value and redemption price per share ($152,587 ÷ 17,767 shares)	$ 8.59

Maximum offering price per share (100/97.25 of $8.59)	$ 8.83
Class B: Net Asset Value and offering price per share ($42,384 ÷ 4,935 shares)A	$ 8.59

Class C: Net Asset Value and offering price per share ($257,129 ÷ 29,908 shares)A	$ 8.60

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,910,357 ÷ 222,422 shares)	$ 8.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,369 ÷ 41,985 shares)	$ 8.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009
Investment Income
Interest		$ 57,531
Income from Fidelity Central Funds		1,502
Total income		59,033

Expenses
Management fee	$ 6,569
Transfer agent fees	1,572
Distribution fees	1,633
Accounting fees and expenses	441
Custodian fees and expenses	35
Independent trustees' compensation	8
Registration fees	143
Audit	76
Legal	9
Miscellaneous	20
Total expenses before reductions	10,506
Expense reductions	(38)	10,468
Net investment income		48,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,611)
Change in net unrealized appreciation (depreciation) on investment securities		238,661
Net gain (loss)		201,050
Net increase (decrease) in net assets resulting from operations		$ 249,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,565	$ 149,958
Net realized gain (loss)	(37,611)	(139,997)
Change in net unrealized appreciation (depreciation)	238,661	(392,847)
Net increase (decrease) in net assets resulting from operations	249,615	(382,886)
Distributions to shareholders from net investment income	(45,992)	(143,999)
Share transactions - net increase (decrease)	905,918	(1,374,702)
Redemption fees	558	388
Total increase (decrease) in net assets	1,110,099	(1,901,199)

Net Assets
Beginning of period	1,995,823	3,897,022
End of period (including undistributed net investment income of $7,570 and undistributed net investment income of $4,997, respectively)	$ 3,105,922	$ 1,995,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88
Income from Investment Operations
Net investment income E	.163	.476	.621	.571	.404	.285
Net realized and unrealized gain (loss)	.597	(1.779)	(.196)	(.022)	(.008)	.098
Total from investment operations	.760	(1.303)	.425	.549	.396	.383
Distributions from net investment income	(.162)	(.448)	(.625)	(.560)	(.397)	(.295)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.162)	(.448)	(.627)	(.560)	(.407)	(.295)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.60	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Total Return B,C,D	9.73%	(13.87)%	4.40%	5.66%	4.05%	3.96%
Ratios to Average Net Assets F,H
Expenses before reductions	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Expenses net of fee waivers, if any	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Expenses net of all reductions	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Net investment income	4.12% A	5.13%	6.28%	5.73%	4.05%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 383	$ 192	$ 257	$ 285	$ 312	$ 299
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income E	.163	.481	.621	.564	.396	.276
Net realized and unrealized gain (loss)	.588	(1.762)	(.206)	(.022)	(.007)	.098
Total from investment operations	.751	(1.281)	.415	.542	.389	.374
Distributions from net investment income	(.163)	(.450)	(.625)	(.553)	(.390)	(.286)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.163)	(.450)	(.627)	(.553)	(.400)	(.286)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C,D	9.61%	(13.66)%	4.30%	5.60%	3.98%	3.87%
Ratios to Average Net Assets F,H
Expenses before reductions	1.06% A	1.03%	1.03%	1.11%	1.13%	1.17%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.03%	1.11%	1.13%	1.17%
Expenses net of all reductions	1.06% A	1.03%	1.02%	1.11%	1.13%	1.17%
Net investment income	4.14% A	5.16%	6.28%	5.67%	3.98%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 134	$ 309	$ 472	$ 511	$ 389
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income E	.144	.432	.569	.513	.346	.231
Net realized and unrealized gain (loss)	.597	(1.771)	(.206)	(.022)	(.008)	.096
Total from investment operations	.741	(1.339)	.363	.491	.338	.327
Distributions from net investment income	(.143)	(.402)	(.573)	(.502)	(.339)	(.239)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.143)	(.402)	(.575)	(.502)	(.349)	(.239)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C,D	9.49%	(14.21)%	3.76%	5.06%	3.46%	3.38%
Ratios to Average Net Assets F,H
Expenses before reductions	1.59% A	1.56%	1.55%	1.63%	1.64%	1.65%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.63%	1.64%	1.65%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.62%	1.64%	1.65%
Net investment income	3.65% A	4.64%	5.75%	5.16%	3.47%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 42	$ 100	$ 143	$ 173	$ 184
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87
Income from Investment Operations
Net investment income E	.133	.408	.553	.508	.341	.224
Net realized and unrealized gain (loss)	.597	(1.770)	(.207)	(.022)	(.008)	.107
Total from investment operations	.730	(1.362)	.346	.486	.333	.331
Distributions from net investment income	(.132)	(.379)	(.556)	(.497)	(.334)	(.233)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.132)	(.379)	(.558)	(.497)	(.344)	(.233)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.60	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Total Return B,C,D	9.33%	(14.41)%	3.58%	5.00%	3.40%	3.41%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Expenses net of fee waivers, if any	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Expenses net of all reductions	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Net investment income	3.37% A	4.39%	5.59%	5.10%	3.42%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$ 257	$ 199	$ 345	$ 450	$ 539	$ 524
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income D	.175	.508	.650	.593	.427	.309
Net realized and unrealized gain (loss)	.587	(1.771)	(.196)	(.021)	(.008)	.099
Total from investment operations	.762	(1.263)	.454	.572	.419	.408
Distributions from net investment income	(.174)	(.478)	(.654)	(.583)	(.420)	(.320)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.174)	(.478)	(.656)	(.583)	(.430)	(.320)
Redemption fees added to paid in capital D	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Total Return B,C	9.77%	(13.49)%	4.72%	5.92%	4.30%	4.22%
Ratios to Average Net Assets E,G
Expenses before reductions	.76% A	.73%	.73%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.76% A	.73%	.73%	.81%	.82%	.84%
Expenses net of all reductions	.76% A	.73%	.72%	.81%	.82%	.84%
Net investment income	4.43% A	5.46%	6.58%	5.97%	4.29%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,910	$ 1,292	$ 2,679	$ 2,989	$ 2,471	$ 1,982
Portfolio turnover rate F	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86
Income from Investment Operations
Net investment income D	.174	.503	.647	.591	.424	.304
Net realized and unrealized gain (loss)	.587	(1.769)	(.206)	(.021)	(.007)	.110
Total from investment operations	.761	(1.266)	.441	.570	.417	.414
Distributions from net investment income	(.173)	(.475)	(.651)	(.581)	(.418)	(.316)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.173)	(.475)	(.653)	(.581)	(.428)	(.316)
Redemption fees added to paid in capital D	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.58	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C	9.77%	(13.54)%	4.58%	5.89%	4.27%	4.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.77%	.76%	.84%	.85%	.87%
Expenses net of fee waivers, if any	.79% A	.77%	.76%	.84%	.85%	.87%
Expenses net of all reductions	.78% A	.76%	.76%	.83%	.85%	.87%
Net investment income	4.41% A	5.43%	6.55%	5.95%	4.26%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 360	$ 138	$ 207	$ 275	$ 285	$ 182
Portfolio turnover rate F	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent, distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,420
Unrealized depreciation	(278,142)
Net unrealized appreciation (depreciation)	$ (229,722)
Cost for federal income tax purposes	$ 3,477,079

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, (including principal repayments of floating rate loans) other than short-term securities, aggregated $848,045 and $244,051, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 310	$ 36
Class T	0%	.25%	165	-
Class B	.55%	.15%	136	107
Class C	.75%	.25%	1,022	194
			$ 1,633	$ 337

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80
Class T	13
Class B*	41
Class C*	31
$ 165

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 216.18
Class T	108.17
Class B	46.24
Class C	170.17
Fidelity Floating Rate High Income Fund	888.12
Institutional Class	144.14
	$ 1,572

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 8

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,601	$ 11,040
Class T	2,680	10,312
Class B	705	3,137
Class C	3,280	11,350
Fidelity Floating Rate High Income Fund	30,835	99,177
Institutional Class	3,891	8,983
Total	$ 45,992	$ 143,999

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	25,867	12,782	$ 208,891	$ 119,270
Reinvestment of distributions	464	942	3,683	8,667
Shares redeemed	(5,740)	(16,135)	(45,582)	(147,587)
Net increase (decrease)	20,591	(2,411)	$ 166,992	$ (19,650)
Class T
Shares sold	4,506	2,613	$ 36,371	$ 24,324
Reinvestment of distributions	294	970	2,310	8,971
Shares redeemed	(3,751)	(18,575)	(29,588)	(171,534)
Net increase (decrease)	1,049	(14,992)	$ 9,093	$ (138,239)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	1,005	459	$ 8,106	$ 4,273
Reinvestment of distributions	68	253	531	2,337
Shares redeemed	(1,371)	(5,780)	(10,802)	(53,368)
Net increase (decrease)	(298)	(5,068)	$ (2,165)	$ (46,758)
Class C
Shares sold	9,480	4,102	$ 76,577	$ 38,173
Reinvestment of distributions	276	816	2,171	7,528
Shares redeemed	(4,662)	(15,538)	(36,491)	(142,119)
Net increase (decrease)	5,094	(10,620)	$ 42,257	$ (96,418)
Fidelity Floating Rate High Income Fund
Shares sold	103,751	58,551	$ 828,673	$ 537,327
Reinvestment of distributions	3,168	9,069	25,040	83,798
Shares redeemed	(46,028)	(181,259)	(363,895)	(1,661,471)
Net increase (decrease)	60,891	(113,639)	$ 489,818	$ (1,040,346)
Institutional Class
Shares sold	30,039	12,811	$ 242,232	$ 119,600
Reinvestment of distributions	271	554	2,161	5,092
Shares redeemed	(5,637)	(17,333)	(44,470)	(157,983)
Net increase (decrease)	24,673	(3,968)	$ 199,923	$ (33,291)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2009 and for the year ended October 31, 2008, and the financial highlights for the six months ended April 30, 2009 and for each of the five years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of April 30, 2009, by correspondence with the custodians, brokers and selling agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2009 and for the year ended October 31, 2008, and the financial highlights for the six months ended April 30, 2009 and for each of the five years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFRI-USAN-0609
1.784878.106

Fidelity
Floating Rate High Income
Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.07%
Actual		$ 1,000.00	$ 1,097.30	$ 5.56
Hypothetical A		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.06%
Actual		$ 1,000.00	$ 1,096.10	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.55%
Actual		$ 1,000.00	$ 1,094.90	$ 8.05
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.82%
Actual		$ 1,000.00	$ 1,093.30	$ 9.45
Hypothetical A		$ 1,000.00	$ 1,015.77	$ 9.10
Fidelity Floating Rate High Income Fund	.76%
Actual		$ 1,000.00	$ 1,097.70	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,097.70	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.5	3.9
Charter Communications Operating LLC	2.8	2.7
Community Health Systems, Inc.	2.7	2.9
CSC Holdings, Inc.	2.6	3.1
NRG Energy, Inc.	2.4	2.9
	14.0
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.6	13.6
Telecommunications	9.9	8.4
Cable TV	9.1	9.7
Electric Utilities	8.3	9.3
Chemicals	4.9	5.6
Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA,AA,A 0.1%	AAA,AA,A 0.0%
BBB 6.3%	BBB 7.2%
BB 48.9%	BB 59.8%
B 16.9%	B 18.3%
CCC,CC,C 3.3%	CCC,CC,C 0.8%
D 3.0%	D 0.0%
Not Rated 6.5%	Not Rated 3.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 15.0%	Short-Term Investments and Net Other Assets 10.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Floating Rate Loans 77.7%		Floating Rate Loans 87.1%
	Nonconvertible Bonds 7.3%		Nonconvertible Bonds 2.8%
	Common Stock 0.0%		Common Stock 0.0%
	Short-Term Investments and Net Other Assets 15.0%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	3.3%	** Foreign investments	2.9%

Semiannual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Floating Rate Loans (f) - 77.7%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (e)	$ 3,970	$ 3,831
Hexcel Corp. term loan 3.7146% 4/1/12 (e)	1,985	1,886
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.89% 9/30/13 (e)	14,655	13,702
TransDigm, Inc. term loan 3.2269% 6/23/13 (e)	14,340	13,193
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.68% 9/29/13 (e)	4,576	3,821
		36,433
Automotive - 2.7%
Federal-Mogul Corp.:
Tranche B, term loan 2.4295% 12/27/14 (e)	5,294	2,925
Tranche C, term loan 2.3889% 12/27/15 (e)	2,701	1,486
Ford Motor Co. term loan 3.6867% 12/15/13 (e)	26,883	17,071
General Motors Corp. term loan 8% 11/29/13 (e)	7,394	4,917
Lear Corp. term loan 3.2052% 4/25/12 (e)	997	424
Navistar International Corp.:
term loan 3.6775% 1/19/12 (e)	16,133	12,745
Credit-Linked Deposit 3.6448% 1/19/12 (e)	5,867	4,635
Oshkosh Co. Tranche B, term loan 7.2431% 12/6/13 (e)	3,723	3,052
Rexnord Corp. Tranche B, term loan 3.3618% 7/19/13 (e)	1,989	1,571
Tenneco, Inc. Credit-Linked Deposit 5.495% 3/16/14 (e)	6,000	2,880
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.19% 4/30/14 (e)	33,500	27,973
TRW Automotive Holdings Corp. Tranche B1, term loan 2% 2/9/14 (e)	3,460	2,353
Visteon Corp. term loan 4.25% 6/13/13 (e)	14,000	3,010
		85,042
Broadcasting - 2.3%
Citadel Broadcasting Corp. Tranche B, term loan 2.9529% 6/12/14 (e)	7,000	3,010
Entravision Communication Corp. term loan 6.46% 3/29/13 (e)	595	458
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (e)	1,796	1,086
Nexstar Broadcasting, Inc. Tranche B, term loan 2.6288% 10/1/12 (e)	19,488	11,693
Paxson Communications Corp. term loan 4.3444% 1/15/12 (e)	4,000	880
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Raycom Media, Inc. Tranche B, term loan 2% 6/25/14 (e)	$ 6,430	$ 4,501
Univision Communications, Inc. Tranche 1LN, term loan 2.6775% 9/29/14 (e)	49,000	30,380
VNU, Inc. term loan 2.4694% 8/9/13 (e)	20,962	18,079
		70,087
Cable TV - 8.7%
Cequel Communications LLC Tranche 1LN, term loan 2.4767% 11/5/13 (e)	7,980	7,222
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	7,948	7,630
Tranche B 1LN, term loan 5.3107% 3/6/14 (e)	94,090	80,447
CSC Holdings, Inc. Tranche B, term loan 2.1981% 3/31/13 (e)	85,365	78,962
DIRECTV Holdings LLC:
Tranche B, term loan 1.9275% 4/13/13 (e)	37,362	35,587
Tranche C, term loan 5.25% 4/13/13 (e)	9,444	9,231
Discovery Communications, Inc. term loan 3.22% 5/14/14 (e)	26,681	24,813
Insight Midwest Holdings LLC Tranche B, term loan 2.5% 4/6/14 (e)	6,750	6,176
San Juan Cable, Inc. Tranche 1, term loan 2.49% 10/31/12 (e)	4,707	3,624
UPC Broadband Holding BV Tranche N1, term loan 2.3152% 12/31/14 (e)	20,008	18,207
		271,899
Capital Goods - 3.7%
Amsted Industries, Inc.:
term loan 3.1507% 4/5/13 (e)	4,690	4,268
Tranche DD, term loan 3.243% 4/5/13 (e)	3,045	2,771
Ashtead Group PLC term loan 2.21% 8/31/11 (e)	2,718	2,446
Baldor Electric Co. term loan 5.25% 1/31/14 (e)	5,978	5,620
Bucyrus International, Inc. Tranche B, term loan 2.3497% 5/4/14 (e)	12,154	11,181
Chart Industries, Inc. Tranche B, term loan 2.4375% 10/17/12 (e)	2,806	2,539
Dresser, Inc. Tranche B 1LN, term loan 3.4522% 5/4/14 (e)	28,319	24,354
EnergySolutions, Inc.:
Credit-Linked Deposit 2.69% 6/7/13 (e)	317	295
term loan 4.15% 6/7/13 (e)	7,035	6,542
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Flowserve Corp. term loan 2.7443% 8/10/12 (e)	$ 32,175	$ 30,969
Hexcel Corp. Tranche B, term loan 3.3369% 3/1/12 (e)	2,384	2,170
Polypore, Inc. Tranche B, term loan 2.5% 7/3/14 (e)	3,930	3,341
Rexnord Corp. Tranche B A0, term loan 2.4375% 7/19/13 (e)	2,908	2,239
Sensus Metering Systems, Inc. Tranche B term loan 2.8014% 12/17/10 (e)	1,555	1,400
Terex Corp. term loan 3.97% 7/14/13 (e)	14,607	13,731
		113,866
Chemicals - 4.9%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 2.2506% 4/2/13 (e)	5,526	4,531
term loan 2.9419% 4/2/14 (e)	37,325	32,846
Flexsys Verkauf GmbH term loan 10.5% 5/1/11 (e)	4,000	3,800
Georgia Gulf Corp. term loan 8.911% 10/3/13 (e)	12,437	7,835
Huntsman International LLC Tranche B, term loan 2.1775% 4/19/14 (e)	20,320	16,866
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (e)	3,546	1,950
Tranche C, term loan 8.001% 12/16/14 (e)	3,546	1,950
Innophos, Inc. Tranche B, term loan 3.4275% 8/13/10 (e)	4,416	4,107
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (e)(g)	28,585	29,157
MacDermid, Inc. Tranche B, term loan 2.4275% 4/12/14 (e)	2,222	1,333
Momentive Performance Materials, Inc. Tranche B1, term loan 2.6875% 12/4/13 (e)	5,720	4,004
Nalco Co. Tranche B, term loan 3.0466% 11/4/10 (e)	34,324	33,981
Rockwood Specialties Group, Inc. Tranche E, term loan 2.1775% 7/30/12 (e)	9,015	8,114
Solutia, Inc. term loan 8.5% 2/28/14 (e)	3,923	3,099
		153,573
Consumer Products - 0.4%
Jarden Corp. term loan 2.97% 1/24/12 (e)	1,985	1,886
Jostens IH Corp. Tranche C, term loan 2.495% 12/21/11 (e)	1,366	1,229
Revlon Consumer Products Corp. term loan 4.9834% 1/15/12 (e)	4,000	3,480
Sealy Mattress Co. Tranche E, term loan 4.9894% 8/25/12 (e)	4,877	3,902
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (e)	$ 1,902	$ 1,531
4.4613% 3/30/13 (e)	98	79
Weight Watchers International, Inc. Tranche B, term loan 2.3136% 1/26/14 (e)	1,896	1,773
		13,880
Containers - 2.4%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (e)	8,774	7,897
Berry Plastics Holding Corp. Tranche C, term loan 2.4694% 4/3/15 (e)	4,000	2,920
BWAY Corp. Tranche B, term loan 3.6062% 7/17/13 (e)	1,908	1,603
Crown Holdings, Inc.:
term loan B 2.2013% 11/15/12 (e)	15,035	14,358
Tranche B, term loan 2.2013% 11/15/12 (e)	9,501	9,073
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.9481% 6/14/13 (e)	28,122	26,435
Solo Cup Co. Tranche B1, term loan 4.7239% 2/27/11 (e)	12,750	11,985
		74,271
Diversified Financial Services - 0.8%
Ameritrade Holding Corp. Tranche B, term loan 1.95% 1/23/13 (e)	6,753	6,382
Clear Channel Capital I LLC Tranche B, term loan 4.0875% 1/29/16 (e)	15,000	7,350
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.45% 8/3/12 (e)	4,000	3,060
Nuveen Investments, Inc. term loan 3.4468% 11/13/14 (e)	5,435	3,587
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.22% 12/15/11 (e)	195	181
Credit-Linked Deposit 3.22% 12/15/13 (e)	623	577
Tranche 1LN, term loan 2.4275% 12/15/13 (e)	1,830	1,693
Tranche 2LN, term loan 4.6775% 12/15/14 (e)	2,825	2,260
		25,090
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (e)	9,650	9,119
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
LBI Media, Inc. Tranche B, term loan 1.9275% 3/31/12 (e)	$ 2,231	$ 1,495
Thomson Media, Inc. Tranche B1, term loan 5.43% 11/8/11 (e)	966	463
		11,077
Electric Utilities - 7.3%
AES Corp. term loan 5.0813% 8/10/11 (e)	14,732	13,996
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4375% 3/30/12 (e)	1,471	1,008
term loan 4.22% 3/30/14 (e)	9,982	6,838
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (e)	26,215	22,282
Covanta Energy Corp.:
term loan 1.9815% 2/9/14 (e)	5,907	5,434
Credit-Linked Deposit 2.6919% 2/9/14 (e)	2,967	2,730
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 1.93% 4/2/13 (e)	32,094	28,403
Tranche B, term loan 1.93% 4/2/13 (e)	2,866	2,536
Energy Investors Funds term loan 2.1981% 4/11/14 (e)	2,745	2,388
MACH Gen LLC Credit-Linked Deposit 3.4675% 2/22/13 (e)	182	148
Mirant North America LLC term loan 2.1775% 1/3/13 (e)	20,279	18,961
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (e)	43,843	40,774
Credit-Linked Deposit 2.62% 2/1/13 (e)	27,617	25,684
NSG Holdings LLC:
term loan 2.82% 6/15/14 (e)	1,558	1,425
Credit-Linked Deposit 2.82% 6/15/14 (e)	247	226
Reliant Energy, Inc. Credit-Linked Deposit 2.2588% 6/30/14 (e)	11,150	9,812
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9691% 10/10/14 (e)	19,879	13,568
Tranche B2, term loan 3.969% 10/10/14 (e)	14,718	10,082
Tranche B3, term loan 3.969% 10/10/14 (e)	28,244	19,347
		225,642
Energy - 1.2%
Alon Refining Krotz Springs, Inc. term loan 10.75% 7/3/14 (e)	2,278	1,481
Alon USA, Inc. term loan 2.9195% 8/4/13 (e)	1,891	756
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Citgo Petroleum Corp. Tranche B, term loan 1.8025% 11/15/12 (e)	$ 11,554	$ 8,435
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (e)	486	389
Tranche D, term loan 8.75% 12/28/13 (e)	1,563	1,250
Compagnie Generale de Geophysique SA term loan 4.5937% 1/12/14 (e)	4,298	3,954
MEG Energy Corp.:
term loan 3.22% 4/3/13 (e)	1,440	1,224
Tranche DD, term loan 3.22% 4/3/13 (e)	1,467	1,247
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 3.75% 11/1/13 (e)	4,375	3,763
Tranche B, Credit-Linked Deposit 3.75% 11/1/13 (e)	564	485
Quicksilver Resources, Inc. Tranche 2LN, term loan 7.75% 8/8/13 (e)	3,708	3,338
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.22% 10/31/12 (e)	2,505	2,229
term loan 2.437% 10/31/12 (e)	4,334	3,857
Western Refining, Inc. term loan 8.25% 5/30/14 (e)	5,294	4,235
		36,643
Entertainment/Film - 0.2%
MGM Holdings II, Inc.:
term loan 3.6775% 4/8/12 (e)	5,985	2,888
Tranche B, term loan 3.6775% 4/8/12 (e)	3,085	1,489
Zuffa LLC term loan 2.5% 6/19/15 (e)	2,918	2,363
		6,740
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.4598% 3/30/14 (e)	462	296
Food and Drug Retail - 0.6%
GNC Corp. term loan 3.1537% 9/16/13 (e)	2,893	2,401
Rite Aid Corp. Tranche ABL, term loan 2.2036% 6/4/14 (e)	5,425	4,394
SUPERVALU, Inc. Tranche B, term loan 1.745% 6/2/12 (e)	14,362	13,500
		20,295
Food/Beverage/Tobacco - 2.9%
Constellation Brands, Inc. Tranche B, term loan 2.7278% 6/5/13 (e)	35,313	33,283
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 2.7137% 4/2/14 (e)	$ 24,615	$ 22,892
Del Monte Corp. Tranche B, term loan 2.3879% 2/8/12 (e)	9,142	9,051
Herbalife International, Inc. term loan 2.72% 7/21/13 (e)	1,688	1,485
Michael Foods, Inc. Tranche B, term loan:
6.5% 4/30/14 (e)	2,310	2,304
3.0645% 11/21/10 (e)	1,809	1,804
Reddy Ice Group, Inc. term loan 2.1981% 8/12/12 (e)	2,000	1,340
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (e)	17,494	17,494
		89,653
Gaming - 1.7%
Ameristar Casinos, Inc. term loan 4.5063% 11/10/12 (e)	4,861	4,278
Choctaw Resort Development Enterprise term loan 6% 11/4/11 (e)	1,386	1,109
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.4591% 2/16/14 (e)	1,744	706
Harrah's Entertainment, Inc.:
Tranche B2, term loan 4.0902% 1/28/15 (e)	4,965	3,413
Tranche B3, term loan 3.8705% 1/28/15 (e)	2,987	2,054
Las Vegas Sands LLC:
term loan 2.18% 5/23/14 (e)	336	207
Tranche B, term loan 2.18% 5/23/14 (e)	1,664	1,023
Penn National Gaming, Inc. Tranche B, term loan 2.5367% 10/3/12 (e)	21,921	20,606
Town Sports International LLC term loan 2.25% 2/27/14 (e)	2,918	1,459
Tropicana Entertainment term loan 4.5% 7/3/49 (e)	4,865	973
Venetian Macau Ltd. Tranche B, term loan:
2.68% 5/26/12 (e)	4,203	2,858
2.68% 5/26/13 (e)	3,803	2,586
Venetian Macau US Finance, Inc. Tranche B, term loan 2.68% 5/25/13 (e)	5,000	3,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.335% 8/15/13 (e)	9,180	7,252
		51,924
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.4693% 2/7/12 (e)	$ 6,212	$ 5,622
Bausch & Lomb, Inc. term loan:
3.5294% 4/26/15 (e)(g)	2,000	1,720
4.47% 4/26/15 (e)	7,900	6,794
Biomet, Inc. term loan 4.1229% 3/25/15 (e)	5,000	4,650
Community Health Systems, Inc.:
term loan 3.4536% 7/25/14 (e)	91,426	82,284
Tranche DD, term loan 2.6775% 7/25/14 (e)	4,665	4,199
DaVita, Inc. Tranche B1, term loan 2.1967% 10/5/12 (e)	38,257	36,057
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (e)	8,388	8,377
Tranche B 2LN, term loan 6.75% 9/10/14 (e)	4,612	4,606
Tranche B, term loan 2.6147% 3/31/13 (e)	28,805	27,221
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (e)	118,256	107,017
Health Management Associates, Inc. Tranche B, term loan 2.97% 2/28/14 (e)	2,024	1,766
HealthSouth Corp. term loan 2.9594% 3/10/13 (e)	12,491	11,242
Hologic, Inc. Tranche B, term loan 3.75% 3/31/13 (e)	908	863
IASIS Healthcare Corp.:
term loan 2.4275% 3/15/14 (e)	4,482	3,989
Credit-Linked Deposit 2.435% 3/15/14 (e)	417	371
Tranche DD, term loan 2.4275% 3/15/14 (e)	1,553	1,382
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.7809% 6/26/14 (e)	14,115	12,986
Tranche 2LN, term loan 4.7394% 6/26/15 (e)	2,500	2,125
LifePoint Hospitals, Inc. Tranche B, term loan 2.885% 4/15/12 (e)	16,548	15,638
Mylan, Inc. Tranche B, term loan 4.3429% 10/2/14 (e)	9,834	9,269
National Renal Institutes, Inc. term loan 6.25% 3/31/13 (e)	3,229	1,776
Psychiatric Solutions, Inc. term loan 2.2149% 7/1/12 (e)	12,163	11,342
PTS Acquisition Corp. term loan 2.6775% 4/10/14 (e)	3,828	2,795
Renal Advantage, Inc. Tranche B, term loan 3.7178% 9/30/12 (e)	4,073	3,625
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.672% 6/15/12 (e)	3,850	3,311
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.22% 4/19/13 (e)	$ 1,313	$ 1,143
Tranche B, term loan 3.2357% 4/19/14 (e)	6,269	5,454
Team Health, Inc. term loan 3.2429% 11/22/12 (e)	2,142	1,800
U.S. Oncology, Inc. Tranche B, term loan 5.756% 8/20/11 (e)	3,079	2,864
Vanguard Health Holding Co. I, LLC term loan 2.7707% 9/23/11 (e)	8,653	8,199
VCA Antech, Inc. term loan 1.9375% 5/16/11 (e)	5,880	5,410
Vicar Operating, Inc. term loan 1.9375% 5/16/11 (e)	11,818	10,872
VWR Funding, Inc. term loan 2.9275% 6/29/14 (e)	9,000	7,245
		414,014
Homebuilding/Real Estate - 0.4%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (e)	2,886	2,395
General Growth Properties, Inc. Tranche A1, term loan 5.25% 2/24/10 (e)	1,028	339
LandSource Communities Development LLC Tranche 1LN, revolver loan 7.8095% 5/31/09 (e)(g)	3,000	2,700
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (e)	2,822	423
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (e)	1,909	1,241
Tranche B, term loan 4.1769% 10/10/13 (e)	6,086	3,956
		11,054
Leisure - 0.9%
Six Flags, Inc. Tranche B, term loan 3.3662% 4/30/15 (e)	12,940	9,575
Universal City Development Partners Ltd. term loan 6% 6/9/11 (e)	20,686	19,497
		29,072
Metals/Mining - 0.8%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 2.75% 10/26/12 (e)	13,999	12,879
Compass Minerals Tranche B, term loan 2.3753% 12/22/12 (e)	8,895	8,272
Novelis Corp. term loan 2.9731% 7/6/14 (e)	4,880	3,514
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Oxbow Carbon LLC:
Tranche B, term loan 2.748% 5/8/14 (e)	$ 1,593	$ 1,382
Tranche DD, term loan 2.4275% 5/8/14 (e)	152	132
		26,179
Paper - 3.3%
Domtar Corp. Tranche B, term loan 1.8444% 3/7/14 (e)	1,897	1,689
Georgia-Pacific Corp.:
term loan 2.7242% 12/20/12 (e)	17,114	16,002
Tranche B1, term loan 3.2364% 12/20/12 (e)	53,657	50,169
Graphic Packaging International, Inc. Tranche B, term loan 3.0567% 5/16/14 (e)	8,000	7,280
Smurfit-Stone Container Enterprises, Inc. term loan 3.0767% 11/11/11 (e)	29,129	22,502
Verso Paper Holdings LLC Tranche B, term loan 3% 8/1/13 (e)	5,324	4,259
White Birch Paper Co. Tranche 1LN, term loan 3.97% 5/8/14 (e)	1,923	481
		102,382
Publishing/Printing - 1.6%
Cenveo Corp.:
term loan 5.7269% 6/21/13 (e)	2,441	2,185
Tranche DD, term loan 5.7269% 6/21/13 (e)	104	93
Dex Media East LLC Tranche B, term loan 3.2313% 10/24/14 (e)	10,945	6,020
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 8.2563% 6/12/14 (e)	16,962	10,686
Idearc, Inc. term loan 3.4179% 11/17/14 (c)(e)	10,225	3,937
R.H. Donnelley Corp.: Tranche D2, term loan 6.75% 6/30/11 (e)	13,940	9,201
Tranche D1, term loan 6.75% 6/30/11 (e)	5,412	3,572
Thomson Learning, Inc. term loan 2.93% 7/5/14 (e)	16,965	12,596
Yell Group PLC Tranche B1, term loan 3.4275% 2/10/13 (e)	3,200	1,568
		49,858
Railroad - 0.5%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.7806% 4/28/13 (e)	15,538	13,751
Tranche C, term loan 2.4796% 4/28/13 (e)	2,948	2,535
		16,286
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Burger King Corp. Tranche B1, term loan 2.75% 6/30/12 (e)	$ 6,305	$ 6,068
Del Taco Tranche B, term loan 10.25% 3/29/13 (e)	2,644	1,507
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.57% 6/14/13 (e)	100	70
term loan 2.8125% 6/14/14 (e)	1,584	1,109
		8,754
Services - 1.9%
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (e)	2,392	2,165
term loan 3.095% 1/26/14 (e)	36,242	32,799
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 3.4933% 2/7/14 (e)	2,706	2,137
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 3% 6/1/13 (e)	1,995	1,716
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (e)	308	245
Tranche B, term loan 2.2151% 12/21/12 (e)	1,692	1,345
Iron Mountain, Inc. term loan 2.7813% 4/16/14 (e)	9,825	9,334
RSC Equipment Rental term loan 2.18% 11/30/12 (e)	1,938	1,686
ServiceMaster Co.:
term loan 3.1388% 7/24/14 (e)	8,221	5,837
Tranche DD, term loan 2.93% 7/24/14 (e)	620	440
		57,704
Specialty Retailing - 0.6%
Michaels Stores, Inc. term loan 2.6958% 10/31/13 (e)	13,213	9,315
Rite Aid Funding II Tranche 2LN, term loan 14.25% 9/14/10 (e)	4,000	4,000
Sally Holdings LLC Tranche B, term loan 3.0053% 11/16/13 (e)	2,000	1,830
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (e)	4,579	2,747
		17,892
Super Retail - 0.6%
Dollar General Corp. Tranche B1, term loan 3.4897% 7/6/14 (e)	8,000	7,360
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,878	3,024
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
J. Crew Group, Inc. term loan 2.1875% 5/15/13 (e)	$ 3,407	$ 2,861
PETCO Animal Supplies, Inc. term loan 3.1591% 10/26/13 (e)	7,727	6,954
		20,199
Technology - 3.4%
Affiliated Computer Services, Inc.:
term loan 2.4375% 3/20/13 (e)	13,894	13,199
Tranche B2, term loan 2.4564% 3/20/13 (e)	19,720	18,734
First Data Corp.:
Tranche B1, term loan 3.1893% 9/24/14 (e)	10,972	8,010
Tranche B3, term loan 3.1893% 9/24/14 (e)	1,995	1,456
Flextronics International Ltd. Tranche B-B, term loan 3.4575% 10/1/12 (e)	4,925	4,433
Freescale Semiconductor, Inc. term loan:
2.2588% 12/1/13 (e)	20,182	12,008
12.5% 12/15/14	670	469
Global Tel*Link Corp.:
term loan 9% 2/14/13 (e)	1,222	1,051
Credit-Linked Deposit 9.1% 2/14/13 (e)	380	327
Itron, Inc. term loan 3.93% 4/18/14 (e)	1,311	1,298
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (e)	888	631
Tranche 2LN, term loan 6.97% 6/11/15 (e)	2,000	1,000
Metavante Technologies, Inc. Tranche B, term loan 4.6208% 11/1/14 (e)	2,000	1,920
ON Semiconductor Corp. term loan 2.1775% 9/6/13 (e)	2,644	2,155
Open Text Corp. term loan 2.6775% 10/2/13 (e)	5,738	5,394
SunGard Data Systems, Inc.:
term loan 2.6701% 2/28/14 (e)	29,652	26,686
Tranche C, term loan 6.75% 2/28/14 (e)	1,990	1,930
Verifone, Inc. Tranche B, term loan 3.18% 10/31/13 (e)	4,118	3,623
		104,324
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 8.1%
Asurion Corp. Tranche 1LN, term loan 3.775% 7/3/14 (e)	$ 6,000	$ 5,265
Centennial Cellular Operating Co. LLC term loan 3.2226% 2/9/11 (e)	30,773	30,465
Cincinnati Bell, Inc. Tranche B, term loan 3.1816% 8/31/12 (e)	7,955	7,359
Crown Castle International Corp. Tranche B, term loan 1.9275% 3/6/14 (e)	7,304	6,647
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (e)	8,000	7,440
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,195	562
Intelsat Jackson Holdings Ltd. term loan 3.5006% 2/1/14 (e)	7,000	5,600
Intelsat Ltd. Tranche B, term loan 2.9894% 7/3/13 (e)	30,925	28,451
Leap Wireless International, Inc. Tranche B, term loan 5.75% 6/16/13 (e)	18,747	17,950
Level 3 Financing, Inc. term loan:
3.1948% 3/13/14 (e)	12,000	9,510
11.5% 3/13/14 (e)	3,000	3,060
MetroPCS Wireless, Inc. Tranche B, term loan 3.1683% 11/3/13 (e)	9,853	9,212
NTELOS, Inc. Tranche B1, term loan 2.68% 8/24/11 (e)	5,686	5,401
PanAmSat Corp.:
Tranche B2 A, term loan 2.9894% 1/3/14 (e)	12,100	11,132
Tranche B2 B, term loan 2.9894% 1/3/14 (e)	12,096	11,129
Tranche B2 C, term loan 2.9894% 1/3/14 (e)	12,096	11,129
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	44,100	43,880
Telesat Holding, Inc. term loan:
3.5537% 10/31/14 (e)	3,679	3,403
4.22% 10/31/14 (e)	316	292
Time Warner Telecom, Inc. Tranche B, term loan 2.43% 1/7/13 (e)	4,908	4,454
Wind Telecomunicazioni SpA:
Tranche B, term loan 3.9913% 5/26/13 (e)	5,000	4,475
Tranche C, term loan 4.9913% 5/26/14 (e)	5,000	4,475
Windstream Corp. Tranche B1, term loan 2.4995% 7/17/13 (e)	21,238	19,858
		251,149
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.6%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.8031% 9/5/13 (e)	$ 13,538	$ 13,199
Levi Strauss & Co. term loan 2.6981% 4/4/14 (e)	3,000	2,070
William Carter Co. term loan 2.013% 6/29/12 (e)	3,807	3,588
		18,857
TOTAL FLOATING RATE LOANS (Cost $2,641,814)		2,414,135
Nonconvertible Bonds - 7.3%
Air Transportation - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	4,000	3,720
Automotive - 0.3%
Ford Motor Credit Co. LLC 7.375% 10/28/09	10,000	9,525
General Motors Acceptance Corp. 3.4613% 12/1/14 (e)	2,000	1,140
		10,665
Banks and Thrifts - 0.2%
GMAC LLC 8% 11/1/31 (d)	4,000	2,720
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications) (d)	2,000	2,010
		4,730
Cable TV - 0.4%
CSC Holdings, Inc. 7.625% 4/1/11	2,000	2,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	1,997
EchoStar Communications Corp. 6.375% 10/1/11	8,000	7,760
		11,757
Capital Goods - 0.0%
Esco Corp. 5.195% 12/15/13 (d)(e)	2,000	1,300
Containers - 0.1%
Berry Plastics Corp. 5.8813% 2/15/15 (e)	5,000	4,050
Electric Utilities - 1.0%
AES Corp. 9.375% 9/15/10	3,000	3,000
CMS Energy Corp.:
2.0813% 1/15/13 (e)	2,000	1,595
6.3% 2/1/12	3,000	2,895
Energy Future Holdings 10.875% 11/1/17	10,000	6,750
Mirant North America LLC 7.375% 12/31/13	2,000	1,890
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NRG Energy, Inc. 7.375% 2/1/16	$ 9,000	$ 8,595
Reliant Energy, Inc. 6.75% 12/15/14	5,000	4,850
		29,575
Energy - 0.5%
Pemex Project Funding Master Trust 2.62% 6/15/10 (d)(e)	6,000	5,880
SandRidge Energy, Inc. 4.8325% 4/1/14 (e)	8,000	6,160
Tennessee Gas Pipeline Co. 8% 2/1/16 (d)	2,415	2,439
		14,479
Environmental - 0.1%
Allied Waste North America, Inc. 5.75% 2/15/11	3,000	3,008
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,738
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11	1,000	975
Healthcare - 0.3%
Elan Finance PLC/Elan Finance Corp. 5.2344% 11/15/11 (e)	6,000	5,070
HCA, Inc. 8.5% 4/15/19 (d)	4,000	4,020
		9,090
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 12/31/49 (c)	2,000	1,015
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(d)	2,000	1,015
		2,030
Metals/Mining - 2.0%
FMG Finance Property Ltd. 5.2613% 9/1/11 (d)(e)	24,000	20,880
Freeport-McMoRan Copper & Gold, Inc. 4.995% 4/1/15 (e)	47,000	41,125
		62,005
Paper - 0.1%
Georgia-Pacific LLC 8.25% 5/1/16 (d)	4,000	4,010
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,000	2,030
Technology - 0.1%
Nortel Networks Corp. 0% 7/15/11 (c)(e)	2,000	490
NXP BV 3.8813% 10/15/13 (e)	6,465	1,859
Seagate Technology International 10% 5/1/14 (d)	2,275	2,275
		4,624
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (d)	$ 7,000	$ 7,035
Centennial Communications Corp. 6.9575% 1/1/13 (e)	2,000	2,005
IPCS, Inc. 3.295% 5/1/13 (e)	3,000	2,430
Level 3 Financing, Inc. 5.485% 2/15/15 (e)	3,000	1,830
Qwest Corp.:
4.57% 6/15/13 (e)	4,000	3,620
7.875% 9/1/11	11,000	10,918
8.375% 5/1/16 (d)	3,000	2,985
8.875% 3/15/12	3,000	3,045
Sprint Capital Corp. 7.625% 1/30/11	4,000	3,855
Sprint Nextel Corp. 1.6319% 6/28/10 (e)	17,000	15,853
Verizon Wireless Capital LLC 5.55% 2/1/14 (d)	2,000	2,098
		55,674
TOTAL NONCONVERTIBLE BONDS (Cost $232,839)		226,460
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	168
Money Market Funds - 19.6%

Fidelity Cash Central Fund, 0.53% (b) (Cost $606,594)	606,594,027	606,594
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $3,481,595)		3,247,357
NET OTHER ASSETS - (4.6)%		(141,435)
NET ASSETS - 100%		$ 3,105,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,667,000 or 1.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,437,000 and $10,476,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 1,502
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,247,357	$ 606,762	$ 2,628,817	$ 11,778
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,872)
Cost of Purchases	-
Proceeds of Sales	(66)
Amortization/Accretion	-
Transfer in/out of Level 3	13,716
Ending Balance	$ 11,778

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $156,313,000 of which $16,996,000 and $139,317,000 will expire on October 31, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,875,001)	$ 2,640,763
Fidelity Central Funds (cost $606,594)	606,594
Total Investments (cost $3,481,595)		$ 3,247,357
Cash		963
Receivable for investments sold		8,875
Receivable for fund shares sold		22,898
Interest receivable		11,140
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		16
Receivable from investment adviser for expense reductions		2
Total assets		3,291,500

Liabilities
Payable for investments purchased	$ 174,396
Payable for fund shares redeemed	7,543
Distributions payable	1,448
Accrued management fee	1,388
Distribution fees payable	332
Other affiliated payables	394
Other payables and accrued expenses	77
Total liabilities		185,578

Net Assets		$ 3,105,922
Net Assets consist of:
Paid in capital		$ 3,527,972
Undistributed net investment income		7,570
Accumulated undistributed net realized gain (loss) on investments		(195,382)
Net unrealized appreciation (depreciation) on investments		(234,238)
Net Assets		$ 3,105,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($383,096 ÷ 44,552 shares)	$ 8.60

Maximum offering price per share (100/97.25 of $8.60)	$ 8.84
Class T: Net Asset Value and redemption price per share ($152,587 ÷ 17,767 shares)	$ 8.59

Maximum offering price per share (100/97.25 of $8.59)	$ 8.83
Class B: Net Asset Value and offering price per share ($42,384 ÷ 4,935 shares)A	$ 8.59

Class C: Net Asset Value and offering price per share ($257,129 ÷ 29,908 shares)A	$ 8.60

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,910,357 ÷ 222,422 shares)	$ 8.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,369 ÷ 41,985 shares)	$ 8.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009
Investment Income
Interest		$ 57,531
Income from Fidelity Central Funds		1,502
Total income		59,033

Expenses
Management fee	$ 6,569
Transfer agent fees	1,572
Distribution fees	1,633
Accounting fees and expenses	441
Custodian fees and expenses	35
Independent trustees' compensation	8
Registration fees	143
Audit	76
Legal	9
Miscellaneous	20
Total expenses before reductions	10,506
Expense reductions	(38)	10,468
Net investment income		48,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,611)
Change in net unrealized appreciation (depreciation) on investment securities		238,661
Net gain (loss)		201,050
Net increase (decrease) in net assets resulting from operations		$ 249,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,565	$ 149,958
Net realized gain (loss)	(37,611)	(139,997)
Change in net unrealized appreciation (depreciation)	238,661	(392,847)
Net increase (decrease) in net assets resulting from operations	249,615	(382,886)
Distributions to shareholders from net investment income	(45,992)	(143,999)
Share transactions - net increase (decrease)	905,918	(1,374,702)
Redemption fees	558	388
Total increase (decrease) in net assets	1,110,099	(1,901,199)

Net Assets
Beginning of period	1,995,823	3,897,022
End of period (including undistributed net investment income of $7,570 and undistributed net investment income of $4,997, respectively)	$ 3,105,922	$ 1,995,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88
Income from Investment Operations
Net investment income E	.163	.476	.621	.571	.404	.285
Net realized and unrealized gain (loss)	.597	(1.779)	(.196)	(.022)	(.008)	.098
Total from investment operations	.760	(1.303)	.425	.549	.396	.383
Distributions from net investment income	(.162)	(.448)	(.625)	(.560)	(.397)	(.295)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.162)	(.448)	(.627)	(.560)	(.407)	(.295)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.60	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Total Return B,C,D	9.73%	(13.87)%	4.40%	5.66%	4.05%	3.96%
Ratios to Average Net Assets F,H
Expenses before reductions	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Expenses net of fee waivers, if any	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Expenses net of all reductions	1.07% A	1.06%	1.02%	1.05%	1.06%	1.08%
Net investment income	4.12% A	5.13%	6.28%	5.73%	4.05%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 383	$ 192	$ 257	$ 285	$ 312	$ 299
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income E	.163	.481	.621	.564	.396	.276
Net realized and unrealized gain (loss)	.588	(1.762)	(.206)	(.022)	(.007)	.098
Total from investment operations	.751	(1.281)	.415	.542	.389	.374
Distributions from net investment income	(.163)	(.450)	(.625)	(.553)	(.390)	(.286)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.163)	(.450)	(.627)	(.553)	(.400)	(.286)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C,D	9.61%	(13.66)%	4.30%	5.60%	3.98%	3.87%
Ratios to Average Net Assets F,H
Expenses before reductions	1.06% A	1.03%	1.03%	1.11%	1.13%	1.17%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.03%	1.11%	1.13%	1.17%
Expenses net of all reductions	1.06% A	1.03%	1.02%	1.11%	1.13%	1.17%
Net investment income	4.14% A	5.16%	6.28%	5.67%	3.98%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 134	$ 309	$ 472	$ 511	$ 389
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income E	.144	.432	.569	.513	.346	.231
Net realized and unrealized gain (loss)	.597	(1.771)	(.206)	(.022)	(.008)	.096
Total from investment operations	.741	(1.339)	.363	.491	.338	.327
Distributions from net investment income	(.143)	(.402)	(.573)	(.502)	(.339)	(.239)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.143)	(.402)	(.575)	(.502)	(.349)	(.239)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C,D	9.49%	(14.21)%	3.76%	5.06%	3.46%	3.38%
Ratios to Average Net Assets F,H
Expenses before reductions	1.59% A	1.56%	1.55%	1.63%	1.64%	1.65%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.63%	1.64%	1.65%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.62%	1.64%	1.65%
Net investment income	3.65% A	4.64%	5.75%	5.16%	3.47%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 42	$ 100	$ 143	$ 173	$ 184
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87
Income from Investment Operations
Net investment income E	.133	.408	.553	.508	.341	.224
Net realized and unrealized gain (loss)	.597	(1.770)	(.207)	(.022)	(.008)	.107
Total from investment operations	.730	(1.362)	.346	.486	.333	.331
Distributions from net investment income	(.132)	(.379)	(.556)	(.497)	(.334)	(.233)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.132)	(.379)	(.558)	(.497)	(.344)	(.233)
Redemption fees added to paid in capital E	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.60	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Total Return B,C,D	9.33%	(14.41)%	3.58%	5.00%	3.40%	3.41%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Expenses net of fee waivers, if any	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Expenses net of all reductions	1.82% A	1.80%	1.71%	1.68%	1.69%	1.71%
Net investment income	3.37% A	4.39%	5.59%	5.10%	3.42%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$ 257	$ 199	$ 345	$ 450	$ 539	$ 524
Portfolio turnover rate G	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Income from Investment Operations
Net investment income D	.175	.508	.650	.593	.427	.309
Net realized and unrealized gain (loss)	.587	(1.771)	(.196)	(.021)	(.008)	.099
Total from investment operations	.762	(1.263)	.454	.572	.419	.408
Distributions from net investment income	(.174)	(.478)	(.654)	(.583)	(.420)	(.320)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.174)	(.478)	(.656)	(.583)	(.430)	(.320)
Redemption fees added to paid in capital D	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.59	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Total Return B,C	9.77%	(13.49)%	4.72%	5.92%	4.30%	4.22%
Ratios to Average Net Assets E,G
Expenses before reductions	.76% A	.73%	.73%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.76% A	.73%	.73%	.81%	.82%	.84%
Expenses net of all reductions	.76% A	.73%	.72%	.81%	.82%	.84%
Net investment income	4.43% A	5.46%	6.58%	5.97%	4.29%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,910	$ 1,292	$ 2,679	$ 2,989	$ 2,471	$ 1,982
Portfolio turnover rate F	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86
Income from Investment Operations
Net investment income D	.174	.503	.647	.591	.424	.304
Net realized and unrealized gain (loss)	.587	(1.769)	(.206)	(.021)	(.007)	.110
Total from investment operations	.761	(1.266)	.441	.570	.417	.414
Distributions from net investment income	(.173)	(.475)	(.651)	(.581)	(.418)	(.316)
Distributions from net realized gain	-	-	(.002)	-	(.010)	-
Total distributions	(.173)	(.475)	(.653)	(.581)	(.428)	(.316)
Redemption fees added to paid in capital D	.002	.001	.002	.001	.001	.002
Net asset value, end of period	$ 8.58	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Total Return B,C	9.77%	(13.54)%	4.58%	5.89%	4.27%	4.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.79% A	.77%	.76%	.84%	.85%	.87%
Expenses net of fee waivers, if any	.79% A	.77%	.76%	.84%	.85%	.87%
Expenses net of all reductions	.78% A	.76%	.76%	.83%	.85%	.87%
Net investment income	4.41% A	5.43%	6.55%	5.95%	4.26%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 360	$ 138	$ 207	$ 275	$ 285	$ 182
Portfolio turnover rate F	25% A	16%	69%	61%	66%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent, distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,420
Unrealized depreciation	(278,142)
Net unrealized appreciation (depreciation)	$ (229,722)
Cost for federal income tax purposes	$ 3,477,079

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, (including principal repayments of floating rate loans) other than short-term securities, aggregated $848,045 and $244,051, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 310	$ 36
Class T	0%	.25%	165	-
Class B	.55%	.15%	136	107
Class C	.75%	.25%	1,022	194
			$ 1,633	$ 337

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 80
Class T	13
Class B*	41
Class C*	31
$ 165

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 216.18
Class T	108.17
Class B	46.24
Class C	170.17
Fidelity Floating Rate High Income Fund	888.12
Institutional Class	144.14
	$ 1,572

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 8

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,601	$ 11,040
Class T	2,680	10,312
Class B	705	3,137
Class C	3,280	11,350
Fidelity Floating Rate High Income Fund	30,835	99,177
Institutional Class	3,891	8,983
Total	$ 45,992	$ 143,999

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	25,867	12,782	$ 208,891	$ 119,270
Reinvestment of distributions	464	942	3,683	8,667
Shares redeemed	(5,740)	(16,135)	(45,582)	(147,587)
Net increase (decrease)	20,591	(2,411)	$ 166,992	$ (19,650)
Class T
Shares sold	4,506	2,613	$ 36,371	$ 24,324
Reinvestment of distributions	294	970	2,310	8,971
Shares redeemed	(3,751)	(18,575)	(29,588)	(171,534)
Net increase (decrease)	1,049	(14,992)	$ 9,093	$ (138,239)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	1,005	459	$ 8,106	$ 4,273
Reinvestment of distributions	68	253	531	2,337
Shares redeemed	(1,371)	(5,780)	(10,802)	(53,368)
Net increase (decrease)	(298)	(5,068)	$ (2,165)	$ (46,758)
Class C
Shares sold	9,480	4,102	$ 76,577	$ 38,173
Reinvestment of distributions	276	816	2,171	7,528
Shares redeemed	(4,662)	(15,538)	(36,491)	(142,119)
Net increase (decrease)	5,094	(10,620)	$ 42,257	$ (96,418)
Fidelity Floating Rate High Income Fund
Shares sold	103,751	58,551	$ 828,673	$ 537,327
Reinvestment of distributions	3,168	9,069	25,040	83,798
Shares redeemed	(46,028)	(181,259)	(363,895)	(1,661,471)
Net increase (decrease)	60,891	(113,639)	$ 489,818	$ (1,040,346)
Institutional Class
Shares sold	30,039	12,811	$ 242,232	$ 119,600
Reinvestment of distributions	271	554	2,161	5,092
Shares redeemed	(5,637)	(17,333)	(44,470)	(157,983)
Net increase (decrease)	24,673	(3,968)	$ 199,923	$ (33,291)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2009 and for the year ended October 31, 2008, and the financial highlights for the six months ended April 30, 2009 and for each of the five years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of April 30, 2009, by correspondence with the custodians, brokers and selling agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2009 and for the year ended October 31, 2008, and the financial highlights for the six months ended April 30, 2009 and for each of the five years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 19, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FHI-USAN-0609
1.784879.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
High Income Advantage
Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.10%
Actual		$ 1,000.00	$ 1,057.10	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.09%
Actual		$ 1,000.00	$ 1,056.90	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class B	1.75%
Actual		$ 1,000.00	$ 1,054.00	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.85%
Actual		$ 1,000.00	$ 1,051.70	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,057.70	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.0	2.6
Freescale Semiconductor, Inc.	2.9	3.0
Freeport-McMoRan Copper & Gold, Inc.	2.6	2.1
Thomson Learning, Inc.	2.5	2.6
Owens Corning	2.3	2.2
	13.3
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	7.9
Technology	7.7	7.8
Healthcare	6.5	7.1
Automotive	6.5	8.5
Energy	6.4	8.6
Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA,AA,A 0.2%	AAA,AA,A 0.0%
BBB 0.2%	BBB 0.7%
BB 16.0%	BB 19.2%
B 33.0%	B 30.2%
CCC,CC,C 26.0%	CCC,CC,C 25.8%
D 2.1%	D 0.0%
Not Rated 1.6%	Not Rated 2.4%
Equities 16.9%	Equities 17.7%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Nonconvertible Bonds 52.9%		Nonconvertible Bonds 50.2%
	Convertible Bonds, Preferred Stocks 6.3%		Convertible Bonds, Preferred Stocks 6.9%
	Common Stocks 10.9%		Common Stocks 12.0%
	Floating Rate Loans 25.9%		Floating Rate Loans 26.9%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	8.5%	** Foreign investments	8.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 53.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (i)	$ 5,200	$ 2,028
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/66	5,000	3,713
TOTAL CONVERTIBLE BONDS		5,741
Nonconvertible Bonds - 52.9%
Aerospace - 0.7%
Orbimage Holdings, Inc. 11.3113% 7/1/12 (j)	3,710	3,710
Sequa Corp.:
11.75% 12/1/15 (i)	18,960	7,584
13.5% 12/1/15 pay-in-kind (i)	12,654	4,140
		15,434
Air Transportation - 0.6%
American Airlines, Inc. pass-thru trust certificates:
7.377% 5/23/19	10,261	4,720
10.18% 1/2/13	4,098	2,172
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	829
4.3863% 6/2/13 (j)	7,330	4,251
7.339% 4/19/14	2,480	1,550
Delta Air Lines, Inc.:
8% 12/15/07 (a)(i)	10,571	106
10% 8/15/08 (a)	29,000	290
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,043	928
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
		14,943
Auto Parts Distribution - 0.7%
Exide Technologies 10.5% 3/15/13	20,000	15,000
Automotive - 3.9%
Accuride Corp. 8.5% 2/1/15	7,885	1,814
Allison Transmission, Inc. 11% 11/1/15 (i)	5,120	3,123
Ford Motor Credit Co. LLC:
7% 10/1/13	46,900	34,951
7.25% 10/25/11	1,335	1,095
7.375% 2/1/11	12,175	10,471
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7.8% 6/1/12	$ 27,200	$ 20,944
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	4,295	3,994
8.625% 12/1/11	7,260	6,970
TRW Automotive, Inc.:
7% 3/15/14 (i)	1,750	971
7.25% 3/15/17 (i)	8,770	4,692
		89,025
Banks and Thrifts - 0.8%
GMAC LLC:
7.5% 12/31/13 (i)	18,235	12,400
8% 12/31/18 (i)	10,210	4,288
8% 11/1/31 (i)	4,273	2,906
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	1
		19,595
Broadcasting - 0.1%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	1,599
Building Materials - 1.2%
General Cable Corp. 7.125% 4/1/17	7,000	6,020
Masco Corp. 4.8% 6/15/15	2,530	1,848
Owens Corning:
6.5% 12/1/16	10,615	8,246
7% 12/1/36	20,295	12,494
		28,608
Cable TV - 1.7%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (d)	61,574	4,772
11% 10/1/15 (d)	5,580	419
CSC Holdings, Inc.:
6.75% 4/15/12	22,870	22,355
8.5% 4/15/14 (i)	6,695	6,795
Time Warner Cable, Inc. 8.25% 4/1/19	5,000	5,526
		39,867
Capital Goods - 0.9%
Actuant Corp. 6.875% 6/15/17	4,080	3,672
General Electric Co. 5.25% 12/6/17	5,000	4,732
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Mueller Water Products, Inc. 7.375% 6/1/17	$ 7,180	$ 4,236
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	9,082
		21,722
Chemicals - 1.0%
Chemtura Corp. 6.875% 6/1/16 (d)	15,000	7,200
Georgia Gulf Corp. 9.5% 10/15/14	39,380	8,565
Phibro Animal Health Corp. 13% 8/1/14 (i)	6,760	5,543
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	1,294
		22,602
Consumer Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	6,000	4,740
Containers - 0.6%
Berry Plastics Corp. 5.8813% 2/15/15 (j)	7,560	6,124
Solo Cup Co. 8.5% 2/15/14	8,000	6,720
		12,844
Diversified Financial Services - 0.2%
Nuveen Investments, Inc. 10.5% 11/15/15 (i)	10,450	5,277
Diversified Media - 1.0%
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	25,235	14,132
11.5% 5/1/16 (i)	5,000	4,750
11.625% 2/1/14 (i)	3,185	3,153
		22,035
Electric Utilities - 4.2%
AES Corp.:
8% 6/1/20 (i)	9,475	8,291
9.75% 4/15/16 (i)	3,630	3,594
Calpine Corp.:
8.5% 7/15/10 (d)(i)	16,320	0*
8.75% 7/15/13 (d)(i)	5,865	0*
Edison Mission Energy 7.625% 5/15/27	18,110	11,364
Energy Future Holdings 10.875% 11/1/17	50,145	33,848
Intergen NV 9% 6/30/17 (i)	32,660	31,027
Mirant Americas Generation LLC:
8.5% 10/1/21	2,080	1,726
9.125% 5/1/31	9,625	7,652
		97,502
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - 3.7%
El Paso Energy Corp. 7.75% 1/15/32	$ 1,970	$ 1,471
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	13,375	9,028
Mariner Energy, Inc.:
7.5% 4/15/13	10,840	8,780
8% 5/15/17	16,536	11,658
OPTI Canada, Inc.:
7.875% 12/15/14	21,820	11,783
8.25% 12/15/14	6,025	3,329
Petroleum Development Corp. 12% 2/15/18	7,940	4,764
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	11,621
SandRidge Energy, Inc.:
0% 4/1/15 pay-in-kind (j)	2,450	2,021
8% 6/1/18 (i)	11,810	10,098
Stone Energy Corp. 6.75% 12/15/14	4,320	1,663
Venoco, Inc. 8.75% 12/15/11	3,670	2,441
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,206
		84,863
Entertainment/Film - 0.2%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 9.5% 8/15/14 (f)	6,990	5,435
		5,546
Food and Drug Retail - 1.6%
Albertsons, Inc. 8% 5/1/31	9,100	7,690
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	742
Rite Aid Corp.:
6.875% 8/15/13	3,735	1,643
7.5% 3/1/17	15,945	11,720
8.625% 3/1/15	11,160	6,026
9.375% 12/15/15	1,345	706
9.5% 6/15/17	17,625	9,253
		37,780
Food/Beverage/Tobacco - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	2,180	1,749
7.75% 7/1/17	10,545	6,802
		8,551
Gaming - 3.6%
Downstream Development Authority 12% 10/15/15 (i)	8,750	3,763
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (i)	$ 11,260	$ 6,531
MGM Mirage, Inc.:
5.875% 2/27/14	7,415	4,152
6.625% 7/15/15	31,330	17,466
6.875% 4/1/16	1,155	641
7.5% 6/1/16	33,920	18,826
7.625% 1/15/17	11,885	6,596
13% 11/15/13 (i)	6,670	6,170
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	2,960	1,480
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1,943
7.75% 8/15/16 (d)	6,150	2,122
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	12,844
		82,534
Healthcare - 3.5%
HCA, Inc.:
6.375% 1/15/15	4,730	3,713
9.875% 2/15/17 (i)	1,475	1,486
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	13,484
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	9,891
7.375% 2/1/13	10,705	9,581
9.25% 2/1/15	11,960	11,123
9.875% 7/1/14	11,290	10,500
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	30,000	21,600
		81,378
Homebuilding/Real Estate - 0.1%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	2,408
Insurance - 1.1%
Provident Companies, Inc.:
7% 7/15/18	11,260	9,625
7.25% 3/15/28	17,830	10,838
UnumProvident Corp.:
6.75% 12/15/28	4,814	2,911
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.: - continued
7.19% 2/1/28	$ 1,145	$ 692
USI Holdings Corp. 9.75% 5/15/15 (i)	1,550	744
		24,810
Leisure - 1.1%
Six Flags Operations, Inc. 12.25% 7/15/16 (i)	35,848	25,094
Metals/Mining - 2.6%
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	16,055	13,767
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	11,240	11,071
8.375% 4/1/17	32,350	31,622
Novelis, Inc. 7.25% 2/15/15	5,000	2,625
		59,085
Paper - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (d)(i)	5,005	4,154
Publishing/Printing - 1.3%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,021
Cenveo Corp. 7.875% 12/1/13	21,570	13,373
Deluxe Corp.:
5% 12/15/12	8,680	6,640
5.125% 10/1/14	5,170	3,541
The Reader's Digest Association, Inc. 9% 2/15/17	12,940	259
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	6,905	4,730
		30,564
Services - 0.8%
ARAMARK Corp. 8.5% 2/1/15	3,015	2,842
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,418
Muzak LLC/Muzak Finance Corp. 10% 2/15/49 (d)	6,460	3,941
Rental Service Corp. 9.5% 12/1/14	5,095	3,363
		17,564
Shipping - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,470	904
Specialty Retailing - 0.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	600
General Nutrition Centers, Inc. 6.4038% 3/15/14 pay-in-kind (j)	14,050	10,678
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Intcomex, Inc. 11.75% 1/15/11	$ 6,260	$ 2,128
Sally Holdings LLC 10.5% 11/15/16	7,590	7,324
		20,730
Steels - 0.2%
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	3,934
Super Retail - 0.2%
NBC Acquisition Corp. 11% 3/15/13	11,890	5,588
Technology - 3.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	5,082
Amkor Technology, Inc.:
7.75% 5/15/13	3,005	2,644
9.25% 6/1/16	9,065	7,660
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	12,336
Ceridian Corp. 11.25% 11/15/15	7,320	5,344
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,965	993
10.125% 12/15/16	8,920	2,163
Nortel Networks Corp.:
10.125% 7/15/13 (d)	7,545	1,943
10.75% 7/15/16 (d)	1,885	500
10.75% 7/15/16 (d)(i)	3,775	1,000
NXP BV:
7.875% 10/15/14	5,475	1,807
10% 7/15/13 (i)	9,174	6,422
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	7,196
Spansion LLC 11.25% 1/15/16 (d)(i)	15,415	1,542
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	7,249
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	4,750
Viasystems, Inc. 10.5% 1/15/11	13,440	9,408
		78,039
Telecommunications - 9.9%
Citizens Communications Co. 7.875% 1/15/27	6,970	5,367
Cricket Communications, Inc.:
9.375% 11/1/14	3,785	3,747
10% 7/15/15 (i)	8,790	8,702
Digicel Group Ltd. 8.875% 1/15/15 (i)	20,570	14,913
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16 (i)	1,180	1,145
Intelsat Ltd. 11.25% 6/15/16	22,225	22,558
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (i)	40,990	40,273
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.:
9.25% 11/1/14	$ 8,940	$ 7,163
12.25% 3/15/13	12,886	11,630
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	20,766
9.25% 11/1/14 (i)	7,565	7,546
Nextel Communications, Inc. 7.375% 8/1/15	11,405	8,140
Qwest Corp. 7.5% 10/1/14	4,250	4,048
Sprint Capital Corp.:
6.875% 11/15/28	28,490	19,231
6.9% 5/1/19	27,155	22,539
Sprint Nextel Corp. 6% 12/1/16	29,055	24,116
Windstream Corp. 8.625% 8/1/16	7,030	6,995
		228,879
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 5.6975% 12/15/14 (j)	9,940	7,654
TOTAL NONCONVERTIBLE BONDS		1,220,852
TOTAL CORPORATE BONDS (Cost $1,597,283)		1,226,593
Common Stocks - 10.9%
	Shares
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	1,284,210	7,924
Automotive - 1.1%
Exide Technologies (a)	2,000,000	10,860
Penske Auto Group, Inc.	1,000,000	13,250
		24,110
Banks and Thrifts - 0.4%
Huntington Bancshares, Inc. (g)	3,012,144	8,404
Washington Mutual, Inc.	2,619,785	288
		8,692
Broadcasting - 0.0%
Gray Television, Inc.	134,070	91
Building Materials - 1.5%
Owens Corning (a)	1,976,622	35,382
Common Stocks - continued
	Shares	Value (000s)
Consumer Products - 0.9%
Revlon, Inc. (a)(h)	4,464,520	$ 21,162
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	1,210
Pliant Corp. (a)	2,041	0*
		1,210
Electric Utilities - 0.9%
AES Corp. (a)	2,702,509	19,107
Mirant Corp. (a)	135,643	1,727
		20,834
Energy - 0.5%
El Paso Corp.	1,700,900	11,736
Teekay Tankers Ltd.	28,500	344
		12,080
Food/Beverage/Tobacco - 1.0%
American Italian Pasta Co. Class A (a)	750,000	23,580
Gaming - 0.7%
Las Vegas Sands Corp. (a)(g)	2,151,000	16,821
Virgin Media, Inc. warrants 1/10/11 (a)	3	0*
		16,821
Healthcare - 0.7%
Kinetic Concepts, Inc. (a)	100,000	2,476
Tenet Healthcare Corp. (a)	5,824,734	13,106
		15,582
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	5,830
Restaurants - 0.1%
Domino's Pizza, Inc. (a)	265,100	2,503
Shipping - 0.4%
Teekay Corp.	665,000	9,603
Technology - 0.9%
Amkor Technology, Inc. (a)	1,148,900	4,952
Flextronics International Ltd. (a)	3,376,500	13,101
Viasystems Group, Inc. (a)(k)	1,026,780	2,054
		20,107
Telecommunications - 1.0%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	24
Level 3 Communications, Inc. (a)	3,000,000	3,360
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
One Communications (a)	925,628	$ 926
PAETEC Holding Corp. (a)	6,188,426	18,998
		23,308
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(k)	42,253	245
Hanesbrands, Inc. (a)	188,000	3,094
Pillowtex Corp. (a)	490,256	0*
		3,339
TOTAL COMMON STOCKS (Cost $462,641)		252,158
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 5.9%
Banks and Thrifts - 3.7%
Bank of America Corp. Series L, 7.25%	81,455	47,040
KeyCorp Series A, 7.75%	190,000	12,445
Wells Fargo & Co. 7.50%	39,909	24,664
		84,149
Energy - 1.5%
El Paso Corp. 4.99% (i)	54,500	34,004
Metals/Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	244,300	16,845
TOTAL CONVERTIBLE PREFERRED STOCKS		134,998
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.00% (i)	10,950	3,285
TOTAL PREFERRED STOCKS (Cost $198,742)		138,283
Floating Rate Loans - 25.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.4%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 7.4894% 2/21/14 (j)	$ 250	$ 88
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.43% 5/11/15 pay-in-kind (j)	130	57
Sequa Corp. term loan 3.7391% 12/3/14 (j)	14,597	9,488
		9,633
Air Transportation - 2.0%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.4854% 4/30/12 (j)	47,726	38,181
Tranche 2LN, term loan 3.7394% 4/30/14 (j)	15,321	8,120
		46,301
Automotive - 1.5%
AM General LLC term loan 6.1775% 4/17/12 (j)	5,944	3,923
General Motors Corp. term loan 8% 11/29/13 (j)	30,768	20,461
Lear Corp. term loan 3.2052% 4/25/12 (j)	8,079	3,434
Oshkosh Co. Tranche B, term loan 7.2431% 12/6/13 (j)	476	391
Visteon Corp. term loan 4.25% 6/13/13 (j)	29,015	6,238
		34,447
Broadcasting - 2.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.6775% 9/29/14 (j)	90,045	55,828
Cable TV - 0.8%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (j)	28,745	18,972
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (j)	6,905	3,798
Goodman Global, Inc. term loan 6.5% 2/13/14 (j)	3,018	2,671
		6,469
Chemicals - 0.7%
Georgia Gulf Corp. term loan 8.911% 10/3/13 (j)	15,188	9,568
MacDermid, Inc. Tranche B, term loan 2.4275% 4/12/14 (j)	6,310	3,786
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.97% 11/18/14 (j)	3,630	1,997
Solutia, Inc. term loan 8.5% 2/28/14 (j)	2,000	1,580
		16,931
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.3%
AX Acquisition Corp. Tranche B1, term loan 4.4641% 8/15/14 (j)	$ 2,846	$ 1,963
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.45% 8/3/12 (j)	5,100	3,902
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6775% 12/15/14 (j)	1,005	804
		6,669
Electric Utilities - 0.7%
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (j)	5,000	4,250
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.969% 10/10/14 (j)	7,432	5,091
Tranche B3, term loan 3.969% 10/10/14 (j)	8,039	5,507
		14,848
Energy - 0.7%
Antero Resources Corp. Tranche 2LN, term loan 5.71% 4/12/14 (j)	17,170	8,585
Hawkeye Renewables LLC Tranche 1LN, term loan 8.25% 6/30/12 (j)	34,141	6,828
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (j)	752	481
		15,894
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 3.6775% 4/8/12 (j)	5,553	2,680
Food/Beverage/Tobacco - 0.2%
Dean Foods Co. Tranche B, term loan 2.7137% 4/2/14 (j)	3,964	3,687
Gaming - 0.3%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (j)	2,721	1,578
Venetian Macau Ltd. Tranche B, term loan:
2.68% 5/26/12 (j)	2,366	1,609
2.68% 5/26/13 (j)	4,439	3,019
Venetian Macau US Finance, Inc. Tranche B, term loan 2.68% 5/25/13 (j)	1,695	1,153
		7,359
Healthcare - 2.3%
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (j)	54,222	49,071
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 4.7394% 6/26/15 (j)	4,000	3,400
		52,471
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 5.25% 2/24/10 (j)	$ 2,615	$ 863
Leisure - 0.4%
Six Flags, Inc. Tranche B, term loan 3.3662% 4/30/15 (j)	13,549	10,026
Paper - 0.2%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (j)	1,975	859
NewPage Corp. term loan 4.7919% 12/21/14 (j)	968	745
White Birch Paper Co.:
Tranche 1LN, term loan 3.97% 5/8/14 (j)	6,252	1,563
Tranche 2LN, term loan 6.02% 11/8/14 (j)	8,620	1,293
		4,460
Publishing/Printing - 2.6%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (j)	8,158	1,224
Thomson Learning, Inc. term loan 2.93% 7/5/14 (j)	77,613	57,616
		58,840
Restaurants - 1.9%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.57% 6/14/13 (j)	5,008	3,506
term loan 2.8125% 6/14/14 (j)	58,564	40,995
		44,501
Services - 0.5%
Central Parking Corp.:
Tranche B 1LN, term loan 2.75% 5/22/14 (j)	13,117	9,051
2.81% 5/22/14 (j)	4,993	3,445
		12,496
Specialty Retailing - 2.6%
Eddie Bauer Holdings, Inc. term loan 5.9936% 4/1/14 (j)	7,499	4,499
Michaels Stores, Inc. term loan 2.6958% 10/31/13 (j)	77,896	54,917
		59,416
Technology - 3.4%
Flextronics International Ltd.:
Tranche B-A, term loan 3.1251% 10/1/14 (j)	3,864	3,091
Tranche B-A1, term loan 3.3813% 10/1/14 (j)	1,110	888
Freescale Semiconductor, Inc. term loan:
2.2588% 12/1/13 (j)	94,597	56,285
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan: - continued
12.5% 12/15/14	$ 7,000	$ 4,900
Intergraph Corp. Tranche 2LN, term loan 6.7445% 11/29/14 (j)	15,150	12,769
		77,933
Telecommunications - 1.5%
Level 3 Financing, Inc. term loan 3.1948% 3/13/14 (j)	27,425	21,734
One Communications Tranche C, term loan 4.5263% 4/19/13 (j)	8,406	5,296
Paetec Communications, Inc. Tranche B, term loan 2.9275% 2/28/13 (j)	523	445
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (j)	7,764	6,075
		33,550
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 2.6981% 4/4/14 (j)(l)	3,240	2,236
TOTAL FLOATING RATE LOANS (Cost $818,207)		596,510
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	72,302,825	72,303
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	18,822,000	18,822
TOTAL MONEY MARKET FUNDS (Cost $91,125)		91,125
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $6,620)	6,620	$ 6,620
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,174,618)		2,311,289
NET OTHER ASSETS - (0.2)%		(4,298)
NET ASSETS - 100%		$ 2,306,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,545,000 or 13.7% of net assets.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,299,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Viasystems Group, Inc.	2/13/04	$ 20,664

(l) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

* Amount represents less than $1,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,620,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 3,426
Banc of America Securities LLC	605
Barclays Capital, Inc.	1,822
Deutsche Bank Securities, Inc.	767
$ 6,620
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 271
Fidelity Securities Lending Cash Central Fund	80
Total	$ 351
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 15,344	$ -	$ 14,760	$ -	$ -
Revlon, Inc.	53,083	4,045	-	-	21,162
Total	$ 68,427	$ 4,045	$ 14,760	$ 0	$ 21,162
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,311,289	$ 375,957	$ 1,918,536	$ 16,796
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 13,838
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	(15,447)
Cost of Purchases	150
Proceeds of Sales	(410)
Amortization/Accretion	(484)
Transfer in/out of Level 3	19,138
Ending Balance	$ 16,796

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the fund had a capital loss carryforward of approximately $914,969,000 of which $304,095,000, $478,918,000 and $131,956,000 will expire on October 31, 2009, 2010 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,160 and repurchase agreements of $6,620) - See accompanying schedule: Unaffiliated issuers (cost $3,001,497)	$ 2,199,002
Fidelity Central Funds (cost $91,125)	91,125
Other affiliated issuers (cost $81,996)	21,162
Total Investments (cost $3,174,618)		$ 2,311,289
Receivable for investments sold		6,028
Receivable for fund shares sold		2,218
Dividends receivable		600
Interest receivable		48,117
Distributions receivable from Fidelity Central Funds		47
Prepaid expenses		20
Other receivables		39
Total assets		2,368,358

Liabilities
Payable for investments purchased	$ 32,410
Payable for fund shares redeemed	4,344
Distributions payable	2,682
Accrued management fee	1,017
Distribution fees payable	341
Other affiliated payables	404
Other payables and accrued expenses	1,347
Collateral on securities loaned, at value	18,822
Total liabilities		61,367

Net Assets		$ 2,306,991
Net Assets consist of:
Paid in capital		$ 4,570,626
Undistributed net investment income		56,078
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,455,118)
Net unrealized appreciation (depreciation) on investments		(864,595)
Net Assets		$ 2,306,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($532,144 ÷ 81,960 shares)	$ 6.49

Maximum offering price per share (100/96.00 of $6.49)	$ 6.76
Class T: Net Asset Value and redemption price per share ($522,887 ÷ 80,222 shares)	$ 6.52

Maximum offering price per share (100/96.00 of $6.52)	$ 6.79
Class B: Net Asset Value and offering price per share ($51,566 ÷ 7,983 shares) A	$ 6.46

Class C: Net Asset Value and offering price per share ($135,006 ÷ 20,821 shares) A	$ 6.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,065,388 ÷ 171,599 shares)	$ 6.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 9,045
Interest		116,766
Income from Fidelity Central Funds		351
Total income		126,162

Expenses
Management fee	$ 5,993
Transfer agent fees	2,240
Distribution fees	1,972
Accounting and security lending fees	354
Custodian fees and expenses	17
Independent trustees' compensation	8
Registration fees	71
Audit	39
Legal	19
Miscellaneous	24
Total expenses before reductions	10,737
Expense reductions	(51)	10,686
Net investment income		115,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(551,681)
Other affiliated issuers	11,826
Total net realized gain (loss)		(539,855)
Change in net unrealized appreciation (depreciation) on: Investment securities	514,040
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		514,039
Net gain (loss)		(25,816)
Net increase (decrease) in net assets resulting from operations		$ 89,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 115,476	$ 264,990
Net realized gain (loss)	(539,855)	(136,230)
Change in net unrealized appreciation (depreciation)	514,039	(1,487,541)
Net increase (decrease) in net assets resulting from operations	89,660	(1,358,781)
Distributions to shareholders from net investment income	(103,581)	(244,125)
Share transactions - net increase (decrease)	(121,395)	501,827
Redemption fees	1,217	1,585
Total increase (decrease) in net assets	(134,099)	(1,099,494)

Net Assets
Beginning of period	2,441,090	3,540,584
End of period (including undistributed net investment income of $56,078 and undistributed net investment income of $44,183, respectively)	$ 2,306,991	$ 2,441,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64	$ 9.50
Income from Investment Operations
Net investment income E	.310	.712	.677	.673	.695	.797
Net realized and unrealized gain (loss)	.010	(4.326)	.629	.500	.134	.307
Total from investment operations	.320	(3.614)	1.306	1.173	.829	1.104
Distributions from net investment income	(.273)	(.650)	(.708)	(.644)	(.871)	(.966)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.273)	(.650)	(.708)	(.674)	(.871)	(.966)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.49	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64
Total Return B,C,D	5.71%	(35.41)%	13.22%	12.62%	8.71%	12.23%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.07%	1.02%	.98%	1.00%	.98%
Expenses net of fee waivers, if any	1.10% A	1.07%	1.02%	.98%	1.00%	.98%
Expenses net of all reductions	1.10% A	1.07%	1.02%	.98%	.99%	.98%
Net investment income	11.04% A	7.64%	6.36%	6.83%	7.08%	8.38%
Supplemental Data
Net assets, end of period (in millions)	$ 532	$ 519	$ 823	$ 583	$ 424	$ 297
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67	$ 9.52
Income from Investment Operations
Net investment income E	.312	.722	.680	.670	.693	.793
Net realized and unrealized gain (loss)	.008	(4.344)	.626	.507	.129	.315
Total from investment operations	.320	(3.622)	1.306	1.177	.822	1.108
Distributions from net investment income	(.273)	(.652)	(.708)	(.638)	(.864)	(.960)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.273)	(.652)	(.708)	(.668)	(.864)	(.960)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.52	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67
Total Return B,C,D	5.69%	(35.36)%	13.16%	12.62%	8.61%	12.24%
Ratios to Average Net Assets F,H
Expenses before reductions	1.09% A	1.04%	1.02%	1.04%	1.06%	1.06%
Expenses net of fee waivers, if any	1.09% A	1.04%	1.02%	1.04%	1.06%	1.06%
Expenses net of all reductions	1.09% A	1.04%	1.02%	1.04%	1.06%	1.06%
Net investment income	11.06% A	7.67%	6.36%	6.77%	7.02%	8.30%
Supplemental Data
Net assets, end of period (in millions)	$ 523	$ 542	$ 1,138	$ 1,083	$ 1,003	$ 1,245
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61	$ 9.47
Income from Investment Operations
Net investment income E	.291	.652	.599	.597	.622	.723
Net realized and unrealized gain (loss)	.011	(4.309)	.621	.501	.123	.310
Total from investment operations	.302	(3.657)	1.220	1.098	.745	1.033
Distributions from net investment income	(.255)	(.587)	(.632)	(.569)	(.797)	(.895)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.255)	(.587)	(.632)	(.599)	(.797)	(.895)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.46	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61
Total Return B,C,D	5.40%	(35.83)%	12.36%	11.82%	7.82%	11.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.77%	1.74%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.74%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75% A	1.75%	1.74%	1.74%	1.74%	1.74%
Net investment income	10.39% A	6.96%	5.64%	6.06%	6.33%	7.62%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 59	$ 141	$ 202	$ 313	$ 498
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63	$ 9.49
Income from Investment Operations
Net investment income E	.289	.645	.595	.592	.615	.718
Net realized and unrealized gain (loss)	- I	(4.318)	.629	.500	.133	.309
Total from investment operations	.289	(3.673)	1.224	1.092	.748	1.027
Distributions from net investment income	(.252)	(.581)	(.626)	(.563)	(.790)	(.889)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.252)	(.581)	(.626)	(.593)	(.790)	(.889)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.48	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63
Total Return B,C,D	5.17%	(35.83)%	12.37%	11.72%	7.83%	11.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.81%	1.79%	1.80%	1.82%	1.81%
Expenses net of fee waivers, if any	1.85% A	1.81%	1.79%	1.80%	1.82%	1.81%
Expenses net of all reductions	1.85% A	1.81%	1.79%	1.80%	1.82%	1.81%
Net investment income	10.29% A	6.90%	5.59%	6.01%	6.26%	7.55%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 131	$ 237	$ 198	$ 182	$ 193
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35	$ 9.24
Income from Investment Operations
Net investment income D	.304	.701	.673	.665	.691	.786
Net realized and unrealized gain (loss)	.003	(4.140)	.607	.485	.125	.305
Total from investment operations	.307	(3.439)	1.280	1.150	.816	1.091
Distributions from net investment income	(.280)	(.675)	(.732)	(.661)	(.888)	(.983)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.280)	(.675)	(.732)	(.691)	(.888)	(.983)
Redemption fees added to paid in capital D	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.21	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35
Total Return B,C	5.77%	(35.17)%	13.46%	12.83%	8.85%	12.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.80%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.84% A	.80%	.80%	.81%	.81%	.83%
Expenses net of all reductions	.84% A	.80%	.80%	.81%	.81%	.83%
Net investment income	11.30% A	7.91%	6.58%	6.99%	7.26%	8.53%
Supplemental Data
Net assets, end of period (in millions)	$ 1,065	$ 1,190	$ 1,202	$ 610	$ 351	$ 245
Portfolio turnover rate F	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 96,563
Unrealized depreciation	(931,687)
Net unrealized appreciation (depreciation)	$ (835,124)
Cost for federal income tax purposes	$ 3,146,413

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $487,615 and $605,999, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 569	$ 16
Class T	0%	.25%	603	-
Class B	.65%	.25%	218	159
Class C	.75%	.25%	582	89
			$ 1,972	$ 264

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	16
Class B*	82
Class C*	18
$ 140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 526.23
Class T	493.21
Class B	57.24
Class C	128.22
Institutional Class	1,036.21
	$ 2,240

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $80.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,413. The weighted average interest rate was .43%. The interest expense amounted to two hundred and ninety-eight dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 29
Class B	1.75%	6
Class C	1.85%	5
		$ 40

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 21,783	$ 52,256
Class T	22,804	61,495
Class B	2,201	6,621
Class C	5,150	12,639
Institutional Class	51,643	111,114
Total	$ 103,581	$ 244,125

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	14,379	30,951	$ 80,443	$ 293,445
Reinvestment of distributions	3,027	4,419	17,192	40,467
Shares redeemed	(16,051)	(31,681)	(89,817)	(289,603)
Net increase (decrease)	1,355	3,689	$ 7,818	$ 44,309
Class T
Shares sold	25,125	19,633	$ 138,519	$ 183,198
Reinvestment of distributions	3,299	5,574	18,798	51,665
Shares redeemed	(32,036)	(47,317)	(178,729)	(444,773)
Net increase (decrease)	(3,612)	(22,110)	$ (21,412)	$ (209,910)
Class B
Shares sold	803	1,390	$ 4,588	$ 13,101
Reinvestment of distributions	246	453	1,388	4,180
Shares redeemed	(2,254)	(5,909)	(12,582)	(54,886)
Net increase (decrease)	(1,205)	(4,066)	$ (6,606)	$ (37,605)
Class C
Shares sold	3,840	4,930	$ 21,761	$ 46,935
Reinvestment of distributions	557	830	3,158	7,624
Shares redeemed	(3,914)	(7,567)	(21,776)	(68,278)
Net increase (decrease)	483	(1,807)	$ 3,143	$ (13,719)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Institutional Class
Shares sold	41,386	117,537	$ 225,153	$ 1,063,506
Reinvestment of distributions	6,649	9,055	36,146	79,384
Shares redeemed	(69,058)	(50,833)	(365,637)	(424,138)
Net increase (decrease)	(21,023)	75,759	$ (104,338)	$ 718,752

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HY-USAN-0609
1.784886.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
High Income Advantage
Fund - Institutional Class

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.10%
Actual		$ 1,000.00	$ 1,057.10	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.09%
Actual		$ 1,000.00	$ 1,056.90	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class B	1.75%
Actual		$ 1,000.00	$ 1,054.00	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.85%
Actual		$ 1,000.00	$ 1,051.70	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,057.70	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.0	2.6
Freescale Semiconductor, Inc.	2.9	3.0
Freeport-McMoRan Copper & Gold, Inc.	2.6	2.1
Thomson Learning, Inc.	2.5	2.6
Owens Corning	2.3	2.2
	13.3
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	7.9
Technology	7.7	7.8
Healthcare	6.5	7.1
Automotive	6.5	8.5
Energy	6.4	8.6
Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA,AA,A 0.2%	AAA,AA,A 0.0%
BBB 0.2%	BBB 0.7%
BB 16.0%	BB 19.2%
B 33.0%	B 30.2%
CCC,CC,C 26.0%	CCC,CC,C 25.8%
D 2.1%	D 0.0%
Not Rated 1.6%	Not Rated 2.4%
Equities 16.9%	Equities 17.7%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2009 *		As of October 31, 2008 **
	Nonconvertible Bonds 52.9%		Nonconvertible Bonds 50.2%
	Convertible Bonds, Preferred Stocks 6.3%		Convertible Bonds, Preferred Stocks 6.9%
	Common Stocks 10.9%		Common Stocks 12.0%
	Floating Rate Loans 25.9%		Floating Rate Loans 26.9%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	8.5%	** Foreign investments	8.7%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 53.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (i)	$ 5,200	$ 2,028
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/66	5,000	3,713
TOTAL CONVERTIBLE BONDS		5,741
Nonconvertible Bonds - 52.9%
Aerospace - 0.7%
Orbimage Holdings, Inc. 11.3113% 7/1/12 (j)	3,710	3,710
Sequa Corp.:
11.75% 12/1/15 (i)	18,960	7,584
13.5% 12/1/15 pay-in-kind (i)	12,654	4,140
		15,434
Air Transportation - 0.6%
American Airlines, Inc. pass-thru trust certificates:
7.377% 5/23/19	10,261	4,720
10.18% 1/2/13	4,098	2,172
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	829
4.3863% 6/2/13 (j)	7,330	4,251
7.339% 4/19/14	2,480	1,550
Delta Air Lines, Inc.:
8% 12/15/07 (a)(i)	10,571	106
10% 8/15/08 (a)	29,000	290
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,043	928
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
		14,943
Auto Parts Distribution - 0.7%
Exide Technologies 10.5% 3/15/13	20,000	15,000
Automotive - 3.9%
Accuride Corp. 8.5% 2/1/15	7,885	1,814
Allison Transmission, Inc. 11% 11/1/15 (i)	5,120	3,123
Ford Motor Credit Co. LLC:
7% 10/1/13	46,900	34,951
7.25% 10/25/11	1,335	1,095
7.375% 2/1/11	12,175	10,471
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
7.8% 6/1/12	$ 27,200	$ 20,944
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	4,295	3,994
8.625% 12/1/11	7,260	6,970
TRW Automotive, Inc.:
7% 3/15/14 (i)	1,750	971
7.25% 3/15/17 (i)	8,770	4,692
		89,025
Banks and Thrifts - 0.8%
GMAC LLC:
7.5% 12/31/13 (i)	18,235	12,400
8% 12/31/18 (i)	10,210	4,288
8% 11/1/31 (i)	4,273	2,906
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	1
		19,595
Broadcasting - 0.1%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	1,599
Building Materials - 1.2%
General Cable Corp. 7.125% 4/1/17	7,000	6,020
Masco Corp. 4.8% 6/15/15	2,530	1,848
Owens Corning:
6.5% 12/1/16	10,615	8,246
7% 12/1/36	20,295	12,494
		28,608
Cable TV - 1.7%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (d)	61,574	4,772
11% 10/1/15 (d)	5,580	419
CSC Holdings, Inc.:
6.75% 4/15/12	22,870	22,355
8.5% 4/15/14 (i)	6,695	6,795
Time Warner Cable, Inc. 8.25% 4/1/19	5,000	5,526
		39,867
Capital Goods - 0.9%
Actuant Corp. 6.875% 6/15/17	4,080	3,672
General Electric Co. 5.25% 12/6/17	5,000	4,732
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Mueller Water Products, Inc. 7.375% 6/1/17	$ 7,180	$ 4,236
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	9,082
		21,722
Chemicals - 1.0%
Chemtura Corp. 6.875% 6/1/16 (d)	15,000	7,200
Georgia Gulf Corp. 9.5% 10/15/14	39,380	8,565
Phibro Animal Health Corp. 13% 8/1/14 (i)	6,760	5,543
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	1,294
		22,602
Consumer Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	6,000	4,740
Containers - 0.6%
Berry Plastics Corp. 5.8813% 2/15/15 (j)	7,560	6,124
Solo Cup Co. 8.5% 2/15/14	8,000	6,720
		12,844
Diversified Financial Services - 0.2%
Nuveen Investments, Inc. 10.5% 11/15/15 (i)	10,450	5,277
Diversified Media - 1.0%
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	25,235	14,132
11.5% 5/1/16 (i)	5,000	4,750
11.625% 2/1/14 (i)	3,185	3,153
		22,035
Electric Utilities - 4.2%
AES Corp.:
8% 6/1/20 (i)	9,475	8,291
9.75% 4/15/16 (i)	3,630	3,594
Calpine Corp.:
8.5% 7/15/10 (d)(i)	16,320	0*
8.75% 7/15/13 (d)(i)	5,865	0*
Edison Mission Energy 7.625% 5/15/27	18,110	11,364
Energy Future Holdings 10.875% 11/1/17	50,145	33,848
Intergen NV 9% 6/30/17 (i)	32,660	31,027
Mirant Americas Generation LLC:
8.5% 10/1/21	2,080	1,726
9.125% 5/1/31	9,625	7,652
		97,502
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - 3.7%
El Paso Energy Corp. 7.75% 1/15/32	$ 1,970	$ 1,471
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	13,375	9,028
Mariner Energy, Inc.:
7.5% 4/15/13	10,840	8,780
8% 5/15/17	16,536	11,658
OPTI Canada, Inc.:
7.875% 12/15/14	21,820	11,783
8.25% 12/15/14	6,025	3,329
Petroleum Development Corp. 12% 2/15/18	7,940	4,764
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	11,621
SandRidge Energy, Inc.:
0% 4/1/15 pay-in-kind (j)	2,450	2,021
8% 6/1/18 (i)	11,810	10,098
Stone Energy Corp. 6.75% 12/15/14	4,320	1,663
Venoco, Inc. 8.75% 12/15/11	3,670	2,441
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,206
		84,863
Entertainment/Film - 0.2%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 9.5% 8/15/14 (f)	6,990	5,435
		5,546
Food and Drug Retail - 1.6%
Albertsons, Inc. 8% 5/1/31	9,100	7,690
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	742
Rite Aid Corp.:
6.875% 8/15/13	3,735	1,643
7.5% 3/1/17	15,945	11,720
8.625% 3/1/15	11,160	6,026
9.375% 12/15/15	1,345	706
9.5% 6/15/17	17,625	9,253
		37,780
Food/Beverage/Tobacco - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	2,180	1,749
7.75% 7/1/17	10,545	6,802
		8,551
Gaming - 3.6%
Downstream Development Authority 12% 10/15/15 (i)	8,750	3,763
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (i)	$ 11,260	$ 6,531
MGM Mirage, Inc.:
5.875% 2/27/14	7,415	4,152
6.625% 7/15/15	31,330	17,466
6.875% 4/1/16	1,155	641
7.5% 6/1/16	33,920	18,826
7.625% 1/15/17	11,885	6,596
13% 11/15/13 (i)	6,670	6,170
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	2,960	1,480
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1,943
7.75% 8/15/16 (d)	6,150	2,122
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	12,844
		82,534
Healthcare - 3.5%
HCA, Inc.:
6.375% 1/15/15	4,730	3,713
9.875% 2/15/17 (i)	1,475	1,486
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	13,484
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	9,891
7.375% 2/1/13	10,705	9,581
9.25% 2/1/15	11,960	11,123
9.875% 7/1/14	11,290	10,500
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	30,000	21,600
		81,378
Homebuilding/Real Estate - 0.1%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	2,408
Insurance - 1.1%
Provident Companies, Inc.:
7% 7/15/18	11,260	9,625
7.25% 3/15/28	17,830	10,838
UnumProvident Corp.:
6.75% 12/15/28	4,814	2,911
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.: - continued
7.19% 2/1/28	$ 1,145	$ 692
USI Holdings Corp. 9.75% 5/15/15 (i)	1,550	744
		24,810
Leisure - 1.1%
Six Flags Operations, Inc. 12.25% 7/15/16 (i)	35,848	25,094
Metals/Mining - 2.6%
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	16,055	13,767
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	11,240	11,071
8.375% 4/1/17	32,350	31,622
Novelis, Inc. 7.25% 2/15/15	5,000	2,625
		59,085
Paper - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (d)(i)	5,005	4,154
Publishing/Printing - 1.3%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,021
Cenveo Corp. 7.875% 12/1/13	21,570	13,373
Deluxe Corp.:
5% 12/15/12	8,680	6,640
5.125% 10/1/14	5,170	3,541
The Reader's Digest Association, Inc. 9% 2/15/17	12,940	259
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	6,905	4,730
		30,564
Services - 0.8%
ARAMARK Corp. 8.5% 2/1/15	3,015	2,842
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,418
Muzak LLC/Muzak Finance Corp. 10% 2/15/49 (d)	6,460	3,941
Rental Service Corp. 9.5% 12/1/14	5,095	3,363
		17,564
Shipping - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,470	904
Specialty Retailing - 0.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	600
General Nutrition Centers, Inc. 6.4038% 3/15/14 pay-in-kind (j)	14,050	10,678
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Intcomex, Inc. 11.75% 1/15/11	$ 6,260	$ 2,128
Sally Holdings LLC 10.5% 11/15/16	7,590	7,324
		20,730
Steels - 0.2%
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	3,934
Super Retail - 0.2%
NBC Acquisition Corp. 11% 3/15/13	11,890	5,588
Technology - 3.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	5,082
Amkor Technology, Inc.:
7.75% 5/15/13	3,005	2,644
9.25% 6/1/16	9,065	7,660
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	12,336
Ceridian Corp. 11.25% 11/15/15	7,320	5,344
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,965	993
10.125% 12/15/16	8,920	2,163
Nortel Networks Corp.:
10.125% 7/15/13 (d)	7,545	1,943
10.75% 7/15/16 (d)	1,885	500
10.75% 7/15/16 (d)(i)	3,775	1,000
NXP BV:
7.875% 10/15/14	5,475	1,807
10% 7/15/13 (i)	9,174	6,422
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	7,196
Spansion LLC 11.25% 1/15/16 (d)(i)	15,415	1,542
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	7,249
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	4,750
Viasystems, Inc. 10.5% 1/15/11	13,440	9,408
		78,039
Telecommunications - 9.9%
Citizens Communications Co. 7.875% 1/15/27	6,970	5,367
Cricket Communications, Inc.:
9.375% 11/1/14	3,785	3,747
10% 7/15/15 (i)	8,790	8,702
Digicel Group Ltd. 8.875% 1/15/15 (i)	20,570	14,913
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16 (i)	1,180	1,145
Intelsat Ltd. 11.25% 6/15/16	22,225	22,558
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (i)	40,990	40,273
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.:
9.25% 11/1/14	$ 8,940	$ 7,163
12.25% 3/15/13	12,886	11,630
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	20,766
9.25% 11/1/14 (i)	7,565	7,546
Nextel Communications, Inc. 7.375% 8/1/15	11,405	8,140
Qwest Corp. 7.5% 10/1/14	4,250	4,048
Sprint Capital Corp.:
6.875% 11/15/28	28,490	19,231
6.9% 5/1/19	27,155	22,539
Sprint Nextel Corp. 6% 12/1/16	29,055	24,116
Windstream Corp. 8.625% 8/1/16	7,030	6,995
		228,879
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 5.6975% 12/15/14 (j)	9,940	7,654
TOTAL NONCONVERTIBLE BONDS		1,220,852
TOTAL CORPORATE BONDS (Cost $1,597,283)		1,226,593
Common Stocks - 10.9%
	Shares
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	1,284,210	7,924
Automotive - 1.1%
Exide Technologies (a)	2,000,000	10,860
Penske Auto Group, Inc.	1,000,000	13,250
		24,110
Banks and Thrifts - 0.4%
Huntington Bancshares, Inc. (g)	3,012,144	8,404
Washington Mutual, Inc.	2,619,785	288
		8,692
Broadcasting - 0.0%
Gray Television, Inc.	134,070	91
Building Materials - 1.5%
Owens Corning (a)	1,976,622	35,382
Common Stocks - continued
	Shares	Value (000s)
Consumer Products - 0.9%
Revlon, Inc. (a)(h)	4,464,520	$ 21,162
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	1,210
Pliant Corp. (a)	2,041	0*
		1,210
Electric Utilities - 0.9%
AES Corp. (a)	2,702,509	19,107
Mirant Corp. (a)	135,643	1,727
		20,834
Energy - 0.5%
El Paso Corp.	1,700,900	11,736
Teekay Tankers Ltd.	28,500	344
		12,080
Food/Beverage/Tobacco - 1.0%
American Italian Pasta Co. Class A (a)	750,000	23,580
Gaming - 0.7%
Las Vegas Sands Corp. (a)(g)	2,151,000	16,821
Virgin Media, Inc. warrants 1/10/11 (a)	3	0*
		16,821
Healthcare - 0.7%
Kinetic Concepts, Inc. (a)	100,000	2,476
Tenet Healthcare Corp. (a)	5,824,734	13,106
		15,582
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	5,830
Restaurants - 0.1%
Domino's Pizza, Inc. (a)	265,100	2,503
Shipping - 0.4%
Teekay Corp.	665,000	9,603
Technology - 0.9%
Amkor Technology, Inc. (a)	1,148,900	4,952
Flextronics International Ltd. (a)	3,376,500	13,101
Viasystems Group, Inc. (a)(k)	1,026,780	2,054
		20,107
Telecommunications - 1.0%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	24
Level 3 Communications, Inc. (a)	3,000,000	3,360
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
One Communications (a)	925,628	$ 926
PAETEC Holding Corp. (a)	6,188,426	18,998
		23,308
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(k)	42,253	245
Hanesbrands, Inc. (a)	188,000	3,094
Pillowtex Corp. (a)	490,256	0*
		3,339
TOTAL COMMON STOCKS (Cost $462,641)		252,158
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 5.9%
Banks and Thrifts - 3.7%
Bank of America Corp. Series L, 7.25%	81,455	47,040
KeyCorp Series A, 7.75%	190,000	12,445
Wells Fargo & Co. 7.50%	39,909	24,664
		84,149
Energy - 1.5%
El Paso Corp. 4.99% (i)	54,500	34,004
Metals/Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	244,300	16,845
TOTAL CONVERTIBLE PREFERRED STOCKS		134,998
Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.00% (i)	10,950	3,285
TOTAL PREFERRED STOCKS (Cost $198,742)		138,283
Floating Rate Loans - 25.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.4%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 7.4894% 2/21/14 (j)	$ 250	$ 88
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.43% 5/11/15 pay-in-kind (j)	130	57
Sequa Corp. term loan 3.7391% 12/3/14 (j)	14,597	9,488
		9,633
Air Transportation - 2.0%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.4854% 4/30/12 (j)	47,726	38,181
Tranche 2LN, term loan 3.7394% 4/30/14 (j)	15,321	8,120
		46,301
Automotive - 1.5%
AM General LLC term loan 6.1775% 4/17/12 (j)	5,944	3,923
General Motors Corp. term loan 8% 11/29/13 (j)	30,768	20,461
Lear Corp. term loan 3.2052% 4/25/12 (j)	8,079	3,434
Oshkosh Co. Tranche B, term loan 7.2431% 12/6/13 (j)	476	391
Visteon Corp. term loan 4.25% 6/13/13 (j)	29,015	6,238
		34,447
Broadcasting - 2.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.6775% 9/29/14 (j)	90,045	55,828
Cable TV - 0.8%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (j)	28,745	18,972
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (j)	6,905	3,798
Goodman Global, Inc. term loan 6.5% 2/13/14 (j)	3,018	2,671
		6,469
Chemicals - 0.7%
Georgia Gulf Corp. term loan 8.911% 10/3/13 (j)	15,188	9,568
MacDermid, Inc. Tranche B, term loan 2.4275% 4/12/14 (j)	6,310	3,786
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.97% 11/18/14 (j)	3,630	1,997
Solutia, Inc. term loan 8.5% 2/28/14 (j)	2,000	1,580
		16,931
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.3%
AX Acquisition Corp. Tranche B1, term loan 4.4641% 8/15/14 (j)	$ 2,846	$ 1,963
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.45% 8/3/12 (j)	5,100	3,902
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6775% 12/15/14 (j)	1,005	804
		6,669
Electric Utilities - 0.7%
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (j)	5,000	4,250
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.969% 10/10/14 (j)	7,432	5,091
Tranche B3, term loan 3.969% 10/10/14 (j)	8,039	5,507
		14,848
Energy - 0.7%
Antero Resources Corp. Tranche 2LN, term loan 5.71% 4/12/14 (j)	17,170	8,585
Hawkeye Renewables LLC Tranche 1LN, term loan 8.25% 6/30/12 (j)	34,141	6,828
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (j)	752	481
		15,894
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 3.6775% 4/8/12 (j)	5,553	2,680
Food/Beverage/Tobacco - 0.2%
Dean Foods Co. Tranche B, term loan 2.7137% 4/2/14 (j)	3,964	3,687
Gaming - 0.3%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (j)	2,721	1,578
Venetian Macau Ltd. Tranche B, term loan:
2.68% 5/26/12 (j)	2,366	1,609
2.68% 5/26/13 (j)	4,439	3,019
Venetian Macau US Finance, Inc. Tranche B, term loan 2.68% 5/25/13 (j)	1,695	1,153
		7,359
Healthcare - 2.3%
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (j)	54,222	49,071
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 4.7394% 6/26/15 (j)	4,000	3,400
		52,471
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 5.25% 2/24/10 (j)	$ 2,615	$ 863
Leisure - 0.4%
Six Flags, Inc. Tranche B, term loan 3.3662% 4/30/15 (j)	13,549	10,026
Paper - 0.2%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (j)	1,975	859
NewPage Corp. term loan 4.7919% 12/21/14 (j)	968	745
White Birch Paper Co.:
Tranche 1LN, term loan 3.97% 5/8/14 (j)	6,252	1,563
Tranche 2LN, term loan 6.02% 11/8/14 (j)	8,620	1,293
		4,460
Publishing/Printing - 2.6%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (j)	8,158	1,224
Thomson Learning, Inc. term loan 2.93% 7/5/14 (j)	77,613	57,616
		58,840
Restaurants - 1.9%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.57% 6/14/13 (j)	5,008	3,506
term loan 2.8125% 6/14/14 (j)	58,564	40,995
		44,501
Services - 0.5%
Central Parking Corp.:
Tranche B 1LN, term loan 2.75% 5/22/14 (j)	13,117	9,051
2.81% 5/22/14 (j)	4,993	3,445
		12,496
Specialty Retailing - 2.6%
Eddie Bauer Holdings, Inc. term loan 5.9936% 4/1/14 (j)	7,499	4,499
Michaels Stores, Inc. term loan 2.6958% 10/31/13 (j)	77,896	54,917
		59,416
Technology - 3.4%
Flextronics International Ltd.:
Tranche B-A, term loan 3.1251% 10/1/14 (j)	3,864	3,091
Tranche B-A1, term loan 3.3813% 10/1/14 (j)	1,110	888
Freescale Semiconductor, Inc. term loan:
2.2588% 12/1/13 (j)	94,597	56,285
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan: - continued
12.5% 12/15/14	$ 7,000	$ 4,900
Intergraph Corp. Tranche 2LN, term loan 6.7445% 11/29/14 (j)	15,150	12,769
		77,933
Telecommunications - 1.5%
Level 3 Financing, Inc. term loan 3.1948% 3/13/14 (j)	27,425	21,734
One Communications Tranche C, term loan 4.5263% 4/19/13 (j)	8,406	5,296
Paetec Communications, Inc. Tranche B, term loan 2.9275% 2/28/13 (j)	523	445
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (j)	7,764	6,075
		33,550
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 2.6981% 4/4/14 (j)(l)	3,240	2,236
TOTAL FLOATING RATE LOANS (Cost $818,207)		596,510
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	72,302,825	72,303
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	18,822,000	18,822
TOTAL MONEY MARKET FUNDS (Cost $91,125)		91,125
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $6,620)	6,620	$ 6,620
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,174,618)		2,311,289
NET OTHER ASSETS - (0.2)%		(4,298)
NET ASSETS - 100%		$ 2,306,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,545,000 or 13.7% of net assets.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,299,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Viasystems Group, Inc.	2/13/04	$ 20,664

(l) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

* Amount represents less than $1,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,620,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 3,426
Banc of America Securities LLC	605
Barclays Capital, Inc.	1,822
Deutsche Bank Securities, Inc.	767
$ 6,620
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 271
Fidelity Securities Lending Cash Central Fund	80
Total	$ 351
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 15,344	$ -	$ 14,760	$ -	$ -
Revlon, Inc.	53,083	4,045	-	-	21,162
Total	$ 68,427	$ 4,045	$ 14,760	$ 0	$ 21,162
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,311,289	$ 375,957	$ 1,918,536	$ 16,796
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 13,838
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	(15,447)
Cost of Purchases	150
Proceeds of Sales	(410)
Amortization/Accretion	(484)
Transfer in/out of Level 3	19,138
Ending Balance	$ 16,796

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the fund had a capital loss carryforward of approximately $914,969,000 of which $304,095,000, $478,918,000 and $131,956,000 will expire on October 31, 2009, 2010 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,160 and repurchase agreements of $6,620) - See accompanying schedule: Unaffiliated issuers (cost $3,001,497)	$ 2,199,002
Fidelity Central Funds (cost $91,125)	91,125
Other affiliated issuers (cost $81,996)	21,162
Total Investments (cost $3,174,618)		$ 2,311,289
Receivable for investments sold		6,028
Receivable for fund shares sold		2,218
Dividends receivable		600
Interest receivable		48,117
Distributions receivable from Fidelity Central Funds		47
Prepaid expenses		20
Other receivables		39
Total assets		2,368,358

Liabilities
Payable for investments purchased	$ 32,410
Payable for fund shares redeemed	4,344
Distributions payable	2,682
Accrued management fee	1,017
Distribution fees payable	341
Other affiliated payables	404
Other payables and accrued expenses	1,347
Collateral on securities loaned, at value	18,822
Total liabilities		61,367

Net Assets		$ 2,306,991
Net Assets consist of:
Paid in capital		$ 4,570,626
Undistributed net investment income		56,078
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,455,118)
Net unrealized appreciation (depreciation) on investments		(864,595)
Net Assets		$ 2,306,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($532,144 ÷ 81,960 shares)	$ 6.49

Maximum offering price per share (100/96.00 of $6.49)	$ 6.76
Class T: Net Asset Value and redemption price per share ($522,887 ÷ 80,222 shares)	$ 6.52

Maximum offering price per share (100/96.00 of $6.52)	$ 6.79
Class B: Net Asset Value and offering price per share ($51,566 ÷ 7,983 shares) A	$ 6.46

Class C: Net Asset Value and offering price per share ($135,006 ÷ 20,821 shares) A	$ 6.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,065,388 ÷ 171,599 shares)	$ 6.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 9,045
Interest		116,766
Income from Fidelity Central Funds		351
Total income		126,162

Expenses
Management fee	$ 5,993
Transfer agent fees	2,240
Distribution fees	1,972
Accounting and security lending fees	354
Custodian fees and expenses	17
Independent trustees' compensation	8
Registration fees	71
Audit	39
Legal	19
Miscellaneous	24
Total expenses before reductions	10,737
Expense reductions	(51)	10,686
Net investment income		115,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(551,681)
Other affiliated issuers	11,826
Total net realized gain (loss)		(539,855)
Change in net unrealized appreciation (depreciation) on: Investment securities	514,040
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		514,039
Net gain (loss)		(25,816)
Net increase (decrease) in net assets resulting from operations		$ 89,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 115,476	$ 264,990
Net realized gain (loss)	(539,855)	(136,230)
Change in net unrealized appreciation (depreciation)	514,039	(1,487,541)
Net increase (decrease) in net assets resulting from operations	89,660	(1,358,781)
Distributions to shareholders from net investment income	(103,581)	(244,125)
Share transactions - net increase (decrease)	(121,395)	501,827
Redemption fees	1,217	1,585
Total increase (decrease) in net assets	(134,099)	(1,099,494)

Net Assets
Beginning of period	2,441,090	3,540,584
End of period (including undistributed net investment income of $56,078 and undistributed net investment income of $44,183, respectively)	$ 2,306,991	$ 2,441,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64	$ 9.50
Income from Investment Operations
Net investment income E	.310	.712	.677	.673	.695	.797
Net realized and unrealized gain (loss)	.010	(4.326)	.629	.500	.134	.307
Total from investment operations	.320	(3.614)	1.306	1.173	.829	1.104
Distributions from net investment income	(.273)	(.650)	(.708)	(.644)	(.871)	(.966)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.273)	(.650)	(.708)	(.674)	(.871)	(.966)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.49	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64
Total Return B,C,D	5.71%	(35.41)%	13.22%	12.62%	8.71%	12.23%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.07%	1.02%	.98%	1.00%	.98%
Expenses net of fee waivers, if any	1.10% A	1.07%	1.02%	.98%	1.00%	.98%
Expenses net of all reductions	1.10% A	1.07%	1.02%	.98%	.99%	.98%
Net investment income	11.04% A	7.64%	6.36%	6.83%	7.08%	8.38%
Supplemental Data
Net assets, end of period (in millions)	$ 532	$ 519	$ 823	$ 583	$ 424	$ 297
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67	$ 9.52
Income from Investment Operations
Net investment income E	.312	.722	.680	.670	.693	.793
Net realized and unrealized gain (loss)	.008	(4.344)	.626	.507	.129	.315
Total from investment operations	.320	(3.622)	1.306	1.177	.822	1.108
Distributions from net investment income	(.273)	(.652)	(.708)	(.638)	(.864)	(.960)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.273)	(.652)	(.708)	(.668)	(.864)	(.960)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.52	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67
Total Return B,C,D	5.69%	(35.36)%	13.16%	12.62%	8.61%	12.24%
Ratios to Average Net Assets F,H
Expenses before reductions	1.09% A	1.04%	1.02%	1.04%	1.06%	1.06%
Expenses net of fee waivers, if any	1.09% A	1.04%	1.02%	1.04%	1.06%	1.06%
Expenses net of all reductions	1.09% A	1.04%	1.02%	1.04%	1.06%	1.06%
Net investment income	11.06% A	7.67%	6.36%	6.77%	7.02%	8.30%
Supplemental Data
Net assets, end of period (in millions)	$ 523	$ 542	$ 1,138	$ 1,083	$ 1,003	$ 1,245
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61	$ 9.47
Income from Investment Operations
Net investment income E	.291	.652	.599	.597	.622	.723
Net realized and unrealized gain (loss)	.011	(4.309)	.621	.501	.123	.310
Total from investment operations	.302	(3.657)	1.220	1.098	.745	1.033
Distributions from net investment income	(.255)	(.587)	(.632)	(.569)	(.797)	(.895)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.255)	(.587)	(.632)	(.599)	(.797)	(.895)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.46	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61
Total Return B,C,D	5.40%	(35.83)%	12.36%	11.82%	7.82%	11.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.77%	1.74%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.74%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75% A	1.75%	1.74%	1.74%	1.74%	1.74%
Net investment income	10.39% A	6.96%	5.64%	6.06%	6.33%	7.62%
Supplemental Data
Net assets, end of period (in millions)	$ 52	$ 59	$ 141	$ 202	$ 313	$ 498
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63	$ 9.49
Income from Investment Operations
Net investment income E	.289	.645	.595	.592	.615	.718
Net realized and unrealized gain (loss)	- I	(4.318)	.629	.500	.133	.309
Total from investment operations	.289	(3.673)	1.224	1.092	.748	1.027
Distributions from net investment income	(.252)	(.581)	(.626)	(.563)	(.790)	(.889)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.252)	(.581)	(.626)	(.593)	(.790)	(.889)
Redemption fees added to paid in capital E	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.48	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63
Total Return B,C,D	5.17%	(35.83)%	12.37%	11.72%	7.83%	11.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.81%	1.79%	1.80%	1.82%	1.81%
Expenses net of fee waivers, if any	1.85% A	1.81%	1.79%	1.80%	1.82%	1.81%
Expenses net of all reductions	1.85% A	1.81%	1.79%	1.80%	1.82%	1.81%
Net investment income	10.29% A	6.90%	5.59%	6.01%	6.26%	7.55%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 131	$ 237	$ 198	$ 182	$ 193
Portfolio turnover rate G	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35	$ 9.24
Income from Investment Operations
Net investment income D	.304	.701	.673	.665	.691	.786
Net realized and unrealized gain (loss)	.003	(4.140)	.607	.485	.125	.305
Total from investment operations	.307	(3.439)	1.280	1.150	.816	1.091
Distributions from net investment income	(.280)	(.675)	(.732)	(.661)	(.888)	(.983)
Distributions from net realized gain	-	-	-	(.030)	-	-
Total distributions	(.280)	(.675)	(.732)	(.691)	(.888)	(.983)
Redemption fees added to paid in capital D	.003	.004	.002	.001	.002	.002
Net asset value, end of period	$ 6.21	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35
Total Return B,C	5.77%	(35.17)%	13.46%	12.83%	8.85%	12.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.80%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.84% A	.80%	.80%	.81%	.81%	.83%
Expenses net of all reductions	.84% A	.80%	.80%	.81%	.81%	.83%
Net investment income	11.30% A	7.91%	6.58%	6.99%	7.26%	8.53%
Supplemental Data
Net assets, end of period (in millions)	$ 1,065	$ 1,190	$ 1,202	$ 610	$ 351	$ 245
Portfolio turnover rate F	48% A	45%	35%	51%	53%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 96,563
Unrealized depreciation	(931,687)
Net unrealized appreciation (depreciation)	$ (835,124)
Cost for federal income tax purposes	$ 3,146,413

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $487,615 and $605,999, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 569	$ 16
Class T	0%	.25%	603	-
Class B	.65%	.25%	218	159
Class C	.75%	.25%	582	89
			$ 1,972	$ 264

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	16
Class B*	82
Class C*	18
$ 140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 526.23
Class T	493.21
Class B	57.24
Class C	128.22
Institutional Class	1,036.21
	$ 2,240

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $80.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,413. The weighted average interest rate was .43%. The interest expense amounted to two hundred and ninety-eight dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 29
Class B	1.75%	6
Class C	1.85%	5
		$ 40

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 21,783	$ 52,256
Class T	22,804	61,495
Class B	2,201	6,621
Class C	5,150	12,639
Institutional Class	51,643	111,114
Total	$ 103,581	$ 244,125

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	14,379	30,951	$ 80,443	$ 293,445
Reinvestment of distributions	3,027	4,419	17,192	40,467
Shares redeemed	(16,051)	(31,681)	(89,817)	(289,603)
Net increase (decrease)	1,355	3,689	$ 7,818	$ 44,309
Class T
Shares sold	25,125	19,633	$ 138,519	$ 183,198
Reinvestment of distributions	3,299	5,574	18,798	51,665
Shares redeemed	(32,036)	(47,317)	(178,729)	(444,773)
Net increase (decrease)	(3,612)	(22,110)	$ (21,412)	$ (209,910)
Class B
Shares sold	803	1,390	$ 4,588	$ 13,101
Reinvestment of distributions	246	453	1,388	4,180
Shares redeemed	(2,254)	(5,909)	(12,582)	(54,886)
Net increase (decrease)	(1,205)	(4,066)	$ (6,606)	$ (37,605)
Class C
Shares sold	3,840	4,930	$ 21,761	$ 46,935
Reinvestment of distributions	557	830	3,158	7,624
Shares redeemed	(3,914)	(7,567)	(21,776)	(68,278)
Net increase (decrease)	483	(1,807)	$ 3,143	$ (13,719)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Institutional Class
Shares sold	41,386	117,537	$ 225,153	$ 1,063,506
Reinvestment of distributions	6,649	9,055	36,146	79,384
Shares redeemed	(69,058)	(50,833)	(365,637)	(424,138)
Net increase (decrease)	(21,023)	75,759	$ (104,338)	$ 718,752

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HYI-USAN-0609
1.784887.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
High Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.10%
Actual		$ 1,000.00	$ 1,114.40	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.10%
Actual		$ 1,000.00	$ 1,112.90	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class B	1.75%
Actual		$ 1,000.00	$ 1,111.20	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.85%
Actual		$ 1,000.00	$ 1,110.60	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,115.70	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	2.5
Chesapeake Energy Corp.	1.9	1.3
Freeport-McMoRan Copper & Gold, Inc.	1.9	0.8
Digicel Group Ltd.	1.6	1.1
CSC Holdings, Inc.	1.5	1.3
	10.2
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.3	8.3
Energy	10.1	10.0
Healthcare	9.5	7.8
Electric Utilities	7.8	10.0
Cable TV	6.1	6.0
Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 4.6%	BBB 1.9%
BB 41.9%	BB 35.6%
B 33.7%	B 43.1%
CCC,CC,C 12.8%	CCC,CC,C 11.4%
D 0.5%	D 0.0%
Not Rated 0.9%	Not Rated 0.9%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 6.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Nonconvertible Bonds 85.5%		Nonconvertible Bonds 85.7%
	Convertible Bonds, Preferred Stocks 1.2%		Convertible Bonds, Preferred Stocks 0.7%
	Floating Rate Loans 7.9%		Floating Rate Loans 6.7%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	12.4%	** Foreign investments	15.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.5%
	Principal Amount	Value
Convertible Bonds - 1.0%
Building Materials - 0.2%
General Cable Corp. 1% 10/15/12	$ 1,270,000	$ 968,502
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	2,020,000	1,431,170
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (e)	2,340,000	2,246,236
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	1,330,000	541,975
Lucent Technologies, Inc. 2.875% 6/15/25	500,000	317,720
		859,695
Telecommunications - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	380,000	372,913
TOTAL CONVERTIBLE BONDS		5,878,516
Nonconvertible Bonds - 85.5%
Aerospace - 1.3%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	2,619,975
Bombardier, Inc.:
7.45% 5/1/34 (e)	1,169,000	853,370
8% 11/15/14 (e)	975,000	853,125
L-3 Communications Corp.:
6.125% 7/15/13	1,755,000	1,684,800
7.625% 6/15/12	975,000	982,313
Sequa Corp.:
11.75% 12/1/15 (e)	850,000	340,000
13.5% 12/1/15 pay-in-kind (e)	469,498	153,585
		7,487,168
Air Transportation - 1.7%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	1,512,000
6.977% 11/23/22	241,109	122,965
7.024% 4/15/11	880,000	853,600
7.324% 4/15/11	960,000	926,400
8.608% 10/1/12	200,000	145,000
AMR Corp. 9% 8/1/12	775,000	468,875
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	183,217	130,084
7.875% 7/2/18	168,136	94,156
8.388% 5/1/22	205,256	131,364
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass-thru trust certificates: - continued
9.558% 9/1/19	$ 210,315	$ 117,776
9.798% 4/1/21	3,169,210	1,679,682
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	1,670,000	1,553,100
8.021% 8/10/22	588,013	341,047
8.954% 8/10/14	852,862	554,361
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	700,000	409,500
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,174,319	610,646
		9,650,556
Automotive - 0.7%
Ford Motor Co. 9.5% 9/15/11	115,000	82,225
Ford Motor Credit Co. LLC:
7.25% 10/25/11	1,930,000	1,582,704
7.375% 10/28/09	620,000	590,550
8% 12/15/16	385,000	291,638
12% 5/15/15	1,020,000	867,000
The Goodyear Tire & Rubber Co. 9% 7/1/15	680,000	612,000
		4,026,117
Broadcasting - 0.0%
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	86,225	19,287
7% 1/15/14	28,000	8,400
		27,687
Building Materials - 0.2%
General Cable Corp. 7.125% 4/1/17	585,000	503,100
Owens Corning 6.5% 12/1/16	630,000	489,428
		992,528
Cable TV - 5.3%
Cablevision Systems Corp. 8% 4/15/12	1,295,000	1,282,050
Charter Communications Holdings I LLC:
9.92% 4/1/14 (b)	2,035,000	20,350
11.125% 1/15/14 (b)	735,000	7,350
12.125% 1/15/15 (b)(d)	1,105,000	12,431
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)	$ 1,885,000	$ 146,088
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (b)	1,825,000	1,660,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (e)	900,000	812,250
10.875% 9/15/14 (e)	1,345,000	1,331,550
CSC Holdings, Inc.:
6.75% 4/15/12	2,545,000	2,487,738
7.625% 4/1/11	270,000	270,000
8.5% 4/15/14 (e)	1,075,000	1,091,125
8.5% 6/15/15 (e)	1,400,000	1,417,500
8.625% 2/15/19 (e)	2,145,000	2,161,088
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	2,905,000	2,781,538
7.625% 5/15/16	595,000	587,563
8.375% 3/15/13	405,000	412,088
EchoStar Communications Corp.:
6.375% 10/1/11	5,110,000	4,956,700
7% 10/1/13	1,565,000	1,475,013
7.125% 2/1/16	965,000	890,213
7.75% 5/31/15	1,670,000	1,578,150
Kabel Deutschland GmbH 10.625% 7/1/14	2,045,000	2,085,900
Time Warner Cable, Inc. 7.5% 4/1/14	1,000,000	1,074,203
Videotron Ltd.:
9.125% 4/15/18 (e)	950,000	988,000
9.125% 4/15/18	1,195,000	1,242,800
		30,772,438
Capital Goods - 1.6%
Case Corp. 7.25% 1/15/16	1,640,000	1,398,100
Leucadia National Corp.:
7% 8/15/13	340,000	302,600
7.125% 3/15/17	2,615,000	1,935,100
RBS Global, Inc. / Rexnord Corp.:
9.5% 4/24/14 (e)	379,000	305,095
9.5% 8/1/14	250,000	203,750
11.75% 8/1/16	410,000	233,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 1,180,000	$ 1,026,600
SPX Corp. 7.625% 12/15/14	1,245,000	1,223,213
Terex Corp. 8% 11/15/17	3,280,000	2,681,400
		9,309,558
Chemicals - 1.6%
Airgas, Inc. 7.125% 10/1/18 (e)	145,000	140,650
Chemtura Corp. 6.875% 6/1/16 (b)	1,130,000	542,400
Huntsman LLC 11.5% 7/15/12	2,605,000	2,396,600
MacDermid, Inc. 9.5% 4/15/17 (e)	160,000	81,600
Momentive Performance Materials, Inc. 9.75% 12/1/14	2,265,000	781,425
Nalco Co.:
7.75% 11/15/11	570,000	568,575
8.875% 11/15/13	630,000	631,575
NOVA Chemicals Corp.:
5.72% 11/15/13 (f)	1,290,000	977,175
6.5% 1/15/12	2,540,000	2,273,300
Westlake Chemical Corp. 6.625% 1/15/16	1,575,000	1,212,750
		9,606,050
Consumer Products - 0.5%
Jostens Holding Corp. 10.25% 12/1/13	680,000	639,200
Revlon Consumer Products Corp. 9.5% 4/1/11	1,805,000	1,425,950
Riddell Bell Holdings, Inc. 8.375% 10/1/12	160,000	134,400
Visant Holding Corp. 8.75% 12/1/13	680,000	625,600
		2,825,150
Containers - 1.8%
Berry Plastics Corp. 5.8813% 2/15/15 (f)	875,000	708,750
BWAY Corp.:
10% 10/15/10	1,580,000	1,603,700
10% 4/15/14 (e)	990,000	930,600
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	415,000	419,150
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,940,000	1,665,975
8% 4/15/23	1,050,000	960,750
Greif, Inc. 6.75% 2/1/17	3,780,000	3,515,400
Owens-Illinois, Inc. 7.8% 5/15/18	555,000	539,738
		10,344,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - 0.4%
NiSource Finance Corp.:
5.25% 9/15/17	$ 775,000	$ 617,777
5.45% 9/15/20	320,000	247,396
Sprint Capital Corp. 8.75% 3/15/32	225,000	171,000
Whirlpool Corp. 8.6% 5/1/14	1,395,000	1,429,373
		2,465,546
Diversified Media - 3.0%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	158,875
7.25% 8/15/11	2,395,000	2,203,400
Lamar Media Corp.:
Series B, 6.625% 8/15/15	770,000	589,050
6.625% 8/15/15	610,000	478,850
9.75% 4/1/14 (e)	1,605,000	1,625,063
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	3,140,000	1,758,400
10% 8/1/14	2,475,000	2,338,875
11.5% 5/1/16 (e)	1,435,000	1,363,250
11.625% 2/1/14 (e)	3,605,000	3,568,950
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,227,500
7.75% 3/15/16	1,425,000	1,175,625
		17,487,838
Electric Utilities - 7.2%
AES Corp.:
7.75% 3/1/14	2,155,000	2,014,925
7.75% 10/15/15	820,000	750,300
8% 10/15/17	2,345,000	2,133,950
9.75% 4/15/16 (e)	905,000	895,950
Aquila, Inc. 11.875% 7/1/12 (f)	1,000,000	1,030,000
CMS Energy Corp. 6.3% 2/1/12	955,000	921,575
Dynegy Holdings, Inc. 8.375% 5/1/16	700,000	542,500
Edison Mission Energy:
7% 5/15/17	1,155,000	872,025
7.2% 5/15/19	3,390,000	2,457,750
7.625% 5/15/27	1,210,000	759,275
Energy Future Holdings:
10.875% 11/1/17	4,725,000	3,189,375
12% 11/1/17 pay-in-kind (f)	3,410,000	1,533,363
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Intergen NV 9% 6/30/17 (e)	$ 1,905,000	$ 1,809,750
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)	835,000	784,900
Mirant Americas Generation LLC:
8.3% 5/1/11	610,000	606,950
8.5% 10/1/21	1,685,000	1,398,550
9.125% 5/1/31	1,635,000	1,299,825
NiSource Finance Corp. 10.75% 3/15/16	948,000	1,014,456
NRG Energy, Inc.:
7.25% 2/1/14	4,235,000	4,065,600
7.375% 2/1/16	1,675,000	1,599,625
7.375% 1/15/17	2,240,000	2,139,200
NSG Holdings II, LLC 7.75% 12/15/25 (e)	4,215,000	3,287,700
Reliant Energy, Inc.:
6.75% 12/15/14	1,195,000	1,159,150
7.625% 6/15/14	1,835,000	1,688,200
7.875% 6/15/17	375,000	341,250
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,143,864	949,407
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15	2,635,000	1,422,900
10.25% 11/1/15	1,780,000	961,200
11.25% 11/1/16 pay-in-kind	1,285,000	389,917
		42,019,568
Energy - 9.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	820,000	492,000
Chesapeake Energy Corp.:
6.5% 8/15/17	2,170,000	1,866,200
6.875% 1/15/16	815,000	725,350
7.5% 9/15/13	840,000	791,700
7.5% 6/15/14	490,000	463,050
7.625% 7/15/13	1,995,000	1,895,250
9.5% 2/15/15	4,130,000	4,181,625
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	230,000	192,050
7.75% 5/15/17	560,000	448,000
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,454,200
Dynegy Holdings, Inc. 8.75% 2/15/12	905,000	862,013
El Paso Corp.:
6.875% 6/15/14	355,000	340,800
6.95% 6/1/28	1,235,000	839,800
7% 6/15/17	645,000	579,492
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
El Paso Corp.: - continued
8.25% 2/15/16	$ 455,000	$ 444,763
El Paso Energy Corp. 7.75% 1/15/32	420,000	313,521
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	275,000	266,750
Energy Transfer Partners LP 8.5% 4/15/14	635,000	685,402
Forest Oil Corp.:
7.25% 6/15/19	545,000	452,350
7.75% 5/1/14	710,000	651,425
8.5% 2/15/14 (e)	3,055,000	2,932,800
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	1,970,100
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	1,515,000	1,022,625
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	1,305,000	946,125
9% 6/1/16 (e)	240,000	205,200
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (e)	1,090,000	1,098,175
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	1,965,000	1,910,963
Newfield Exploration Co. 7.125% 5/15/18	2,455,000	2,227,913
OPTI Canada, Inc.:
7.875% 12/15/14	715,000	386,100
8.25% 12/15/14	890,000	491,725
Pan American Energy LLC 7.75% 2/9/12 (e)	870,000	778,650
Parker Drilling Co. 9.625% 10/1/13	540,000	422,550
Petrohawk Energy Corp.:
7.875% 6/1/15 (e)	985,000	923,438
9.125% 7/15/13	2,705,000	2,650,900
10.5% 8/1/14 (e)	1,845,000	1,863,450
Petroleum Development Corp. 12% 2/15/18	1,140,000	684,000
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	743,900
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,315,800
7.625% 6/1/18	965,000	837,138
7.75% 6/15/15	2,895,000	2,648,925
10% 3/1/16	1,910,000	1,867,025
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,930,000	1,799,725
7.375% 7/15/13	2,515,000	2,439,550
SandRidge Energy, Inc.:
0% 4/1/15 pay-in-kind (f)	1,725,000	1,423,125
4.8325% 4/1/14 (f)	1,320,000	1,016,400
Southwestern Energy Co. 7.5% 2/1/18 (e)	1,070,000	1,045,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co. 8% 2/1/16 (e)	$ 900,000	$ 909,000
Williams Companies, Inc. 8.75% 1/15/20 (e)	1,220,000	1,253,550
		57,760,518
Entertainment/Film - 0.3%
AMC Entertainment, Inc.:
8% 3/1/14	145,000	133,400
8.625% 8/15/12	840,000	835,800
Marquee Holdings, Inc. 9.5% 8/15/14 (d)	1,315,000	1,022,413
		1,991,613
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	1,670,000	1,619,900
7.125% 5/15/16	1,425,000	1,396,500
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	200,200
Waste Management, Inc. 6.375% 3/11/15	965,000	966,349
		4,182,949
Food and Drug Retail - 1.5%
Albertsons, Inc.:
7.5% 2/15/11	545,000	539,550
7.75% 6/15/26	200,000	170,000
Federated Retail Holdings, Inc. 5.9% 12/1/16	830,000	688,768
Macy's Retail Holdings, Inc. 7.875% 7/15/15	3,130,000	2,944,801
SUPERVALU, Inc.:
7.5% 5/15/12	160,000	157,800
7.5% 11/15/14	1,290,000	1,251,300
8% 5/1/16	2,795,000	2,711,150
		8,463,369
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc.:
7.25% 9/1/16	1,264,000	1,219,760
7.25% 5/15/17	350,000	336,000
8.375% 12/15/14	2,640,000	2,659,800
Dean Foods Co.:
6.9% 10/15/17	1,565,000	1,486,750
7% 6/1/16	1,950,000	1,901,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,385,000	2,361,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc. 7.75% 7/1/17	$ 720,000	$ 464,400
Tyson Foods, Inc. 10.5% 3/1/14 (e)	1,535,000	1,604,075
		12,033,185
Gaming - 2.3%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (e)(f)	360,000	153,000
8% 11/15/13 (e)	795,000	337,875
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (e)	2,190,000	470,850
MGM Mirage, Inc.:
6.75% 9/1/12	370,000	214,600
6.75% 4/1/13	170,000	96,900
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,715,000	1,320,550
6.375% 7/15/09	1,335,000	1,281,600
6.875% 2/15/15	80,000	40,200
7.125% 8/15/14	510,000	239,700
Scientific Games Corp.:
6.25% 12/15/12	2,130,000	1,948,950
7.875% 6/15/16 (e)	1,285,000	1,175,775
Seminole Hard Rock Entertainment, Inc. 3.82% 3/15/14 (e)(f)	1,445,000	953,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,290,000	909,450
7.25% 5/1/12	1,750,000	1,233,750
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (e)(f)	1,365,000	450,450
9.125% 2/1/15 (e)	880,000	308,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,175,000	975,250
6.625% 12/1/14	1,770,000	1,504,500
		13,615,100
Healthcare - 8.3%
Biomet, Inc.:
10% 10/15/17	1,505,000	1,561,438
10.375% 10/15/17 pay-in-kind (f)	225,000	214,875
11.625% 10/15/17	4,510,000	4,363,425
Community Health Systems, Inc. 8.875% 7/15/15	3,070,000	3,062,325
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	4,575,000	3,591,375
FMC Finance III SA 6.875% 7/15/17	560,000	546,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Fresenius US Finance II, Inc. 9% 7/15/15 (e)	$ 745,000	$ 787,838
HCA, Inc.:
6.5% 2/15/16	2,935,000	2,318,650
7.875% 2/1/11	710,000	692,250
8.5% 4/15/19 (e)	3,360,000	3,376,800
8.75% 9/1/10	1,020,000	1,014,900
9.125% 11/15/14	4,260,000	4,217,400
9.25% 11/15/16	2,600,000	2,561,000
9.875% 2/15/17 (e)	290,000	292,175
10.375% 11/15/16 pay-in-kind (f)	2,280,000	2,022,067
HealthSouth Corp. 10.75% 6/15/16	3,410,000	3,478,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,121,650
7% 1/15/16	2,895,000	2,677,875
Psychiatric Solutions, Inc. 7.75% 7/15/15	1,555,000	1,418,938
Service Corp. International:
6.75% 4/1/15	625,000	573,438
7.5% 4/1/27	1,720,000	1,328,700
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,534,925
6.5% 6/1/16	285,000	253,650
6.625% 10/15/14	650,000	617,500
Viant Holdings, Inc. 10.125% 7/15/17 (e)	928,000	575,360
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	1,505,000	1,083,600
		48,286,354
Homebuilding/Real Estate - 2.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	4,595,000	3,859,800
8.125% 6/1/12	3,075,000	2,736,750
D.R. Horton, Inc. 6.5% 4/15/16	680,000	574,600
KB Home:
5.875% 1/15/15	455,000	395,850
6.25% 6/15/15	780,000	666,900
6.375% 8/15/11	305,000	291,275
Lennar Corp. 12.25% 6/1/17 (e)	2,385,000	2,450,588
Pulte Homes, Inc.:
5.25% 1/15/14	805,000	692,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Pulte Homes, Inc.: - continued
8.125% 3/1/11	$ 845,000	$ 836,550
Ryland Group, Inc. 8.4% 5/15/17	1,210,000	1,185,873
		13,690,486
Hotels - 1.4%
Host Hotels & Resorts LP 6.875% 11/1/14	225,000	204,750
Host Marriott LP 7.125% 11/1/13	4,010,000	3,769,400
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	2,235,000	2,056,200
7.875% 5/1/12	630,000	585,900
7.875% 10/15/14	1,720,000	1,656,102
		8,272,352
Leisure - 1.5%
Royal Caribbean Cruises Ltd.:
8% 5/15/10	355,000	347,900
yankee:
7% 6/15/13	3,660,000	2,836,500
7.25% 6/15/16	520,000	345,800
7.5% 10/15/27	1,605,000	963,000
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	341,610
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,500,400
Universal City Florida Holding Co. I/II:
5.92% 5/1/10 (f)	2,180,000	1,395,200
8.375% 5/1/10	225,000	144,000
		8,874,410
Metals/Mining - 3.9%
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	877,975
Compass Minerals International, Inc. 12% 6/1/13	801,000	833,040
Drummond Co., Inc. 7.375% 2/15/16 (e)	3,540,000	2,584,200
FMG Finance Property Ltd.:
5.2613% 9/1/11 (e)(f)	2,260,000	1,966,200
10% 9/1/13 (e)	1,205,000	1,024,250
10.625% 9/1/16 (e)	1,205,000	1,033,288
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)	3,365,000	2,944,375
8.25% 4/1/15	6,295,000	6,200,558
8.375% 4/1/17	1,775,000	1,735,063
Massey Energy Co. 6.875% 12/15/13	2,820,000	2,404,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.375% 11/1/16	$ 220,000	$ 218,900
Vedanta Resources PLC 6.625% 2/22/10 (e)	915,000	898,988
		22,720,887
Paper - 3.1%
Cascades, Inc. 7.25% 2/15/13	2,050,000	1,619,500
Catalyst Paper Corp. 8.625% 6/15/11	730,000	405,150
Domtar Corp.:
5.375% 12/1/13	425,000	325,125
7.125% 8/15/15	1,545,000	1,197,375
7.875% 10/15/11	1,135,000	1,015,825
Georgia-Pacific Corp.:
7% 1/15/15 (e)	4,255,000	4,031,613
8.875% 5/15/31	775,000	662,625
Georgia-Pacific LLC 8.25% 5/1/16 (e)	1,110,000	1,112,775
Graphic Packaging International, Inc. 8.5% 8/15/11	2,120,000	2,056,400
International Paper Co. 7.4% 6/15/14	3,055,000	2,756,811
Rock-Tenn Co. 9.25% 3/15/16	1,270,000	1,282,700
Temple-Inland, Inc.:
6.625% 1/15/16	335,000	288,100
6.875% 1/15/18	1,555,000	1,306,200
		18,060,199
Publishing/Printing - 0.5%
Scholastic Corp. 5% 4/15/13	1,035,000	828,000
The Reader's Digest Association, Inc. 9% 2/15/17	1,245,000	24,900
TL Acquisitions, Inc.:
0% 7/15/15 (c)(e)	475,000	263,625
10.5% 1/15/15 (e)	2,350,000	1,609,750
		2,726,275
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	710,000	603,500
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	1,630,000	1,507,750
Services - 2.8%
ARAMARK Corp.:
4.67% 2/1/15 (f)	2,790,000	2,232,000
8.5% 2/1/15	2,260,000	2,130,050
Corrections Corp. of America 6.25% 3/15/13	1,020,000	981,750
FTI Consulting, Inc. 7.625% 6/15/13	3,180,000	3,227,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.:
8.875% 1/1/14	$ 545,000	$ 422,375
10.5% 1/1/16	610,000	430,050
Iron Mountain, Inc.:
6.625% 1/1/16	1,000,000	955,000
7.75% 1/15/15	1,030,000	1,032,575
8% 6/15/20	975,000	936,000
8.625% 4/1/13	1,510,000	1,515,663
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	290,000	234,900
JohnsonDiversey, Inc. 9.625% 5/15/12	125,000	118,438
Rental Service Corp. 9.5% 12/1/14	695,000	458,700
Rural/Metro Corp. 0% 3/15/16 (c)	1,184,000	544,640
US Investigations Services, Inc.:
10.5% 11/1/15 (e)	745,000	573,650
11.75% 5/1/16 (e)	570,000	390,450
		16,183,941
Shipping - 1.0%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	180,000	148,500
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,095,000	1,288,425
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	165,100
8.75% 12/1/13	45,000	39,600
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	2,916,350
Teekay Corp. 8.875% 7/15/11	1,460,000	1,423,500
		5,981,475
Specialty Retailing - 1.1%
Dollar General Corp.:
10.625% 7/15/15	2,285,000	2,376,400
11.875% 7/15/17 pay-in-kind (f)	450,000	463,500
Michaels Stores, Inc. 10% 11/1/14	410,000	239,850
Sally Holdings LLC:
9.25% 11/15/14	820,000	820,000
10.5% 11/15/16	245,000	236,425
Staples, Inc.:
7.75% 4/1/11	974,000	1,019,989
9.75% 1/15/14	805,000	883,383
Yankee Acquisition Corp. 8.5% 2/15/15	715,000	504,075
		6,543,622
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 0.8%
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 3,830,000	$ 3,025,700
7.375% 11/1/12	2,220,000	1,931,400
		4,957,100
Super Retail - 0.7%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	655,000	664,825
NBC Acquisition Corp. 11% 3/15/13	1,835,000	862,450
Sonic Automotive, Inc. 8.625% 8/15/13	455,000	197,925
Toys 'R' US, Inc.:
7.375% 10/15/18	170,000	88,400
7.625% 8/1/11	3,095,000	1,988,538
		3,802,138
Technology - 2.4%
Amkor Technology, Inc.:
7.75% 5/15/13	60,000	52,800
9.25% 6/1/16	485,000	409,825
Flextronics International Ltd.:
6.25% 11/15/14	1,335,000	1,201,500
6.5% 5/15/13	495,000	465,300
Jabil Circuit, Inc. 8.25% 3/15/18	1,930,000	1,592,250
Lucent Technologies, Inc.:
6.45% 3/15/29	2,500,000	1,237,500
6.5% 1/15/28	1,065,000	527,175
Seagate Technology HDD Holdings:
6.375% 10/1/11	715,000	657,800
6.8% 10/1/16	840,000	604,800
Seagate Technology International 10% 5/1/14 (e)	420,000	420,000
SunGard Data Systems, Inc.:
9.125% 8/15/13	595,000	547,400
10.25% 8/15/15	595,000	508,725
Xerox Capital Trust I 8% 2/1/27	3,775,000	2,639,065
Xerox Corp.:
5.5% 5/15/12	1,300,000	1,235,026
7.625% 6/15/13	2,230,000	2,096,200
		14,195,366
Telecommunications - 12.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (e)	1,460,000	1,467,300
Cincinnati Bell, Inc. 8.375% 1/15/14	1,990,000	1,965,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Citizens Communications Co.:
6.25% 1/15/13	$ 695,000	$ 649,825
9% 8/15/31	1,870,000	1,486,650
Cricket Communications, Inc.:
9.375% 11/1/14	1,910,000	1,890,900
10% 7/15/15 (e)	1,270,000	1,257,300
Crown Castle International Corp. 9% 1/15/15	1,695,000	1,728,900
Digicel Group Ltd.:
8.875% 1/15/15 (e)	4,585,000	3,324,125
9.125% 1/15/15 pay-in-kind (e)(f)	1,155,000	808,500
9.25% 9/1/12 (e)	4,405,000	4,162,725
12% 4/1/14 (e)	1,220,000	1,183,400
DigitalGlobe, Inc. 10.5% 5/1/14 (e)	845,000	853,450
Embarq Corp. 7.082% 6/1/16	875,000	840,000
Frontier Communications Corp. 8.25% 5/1/14	2,285,000	2,250,725
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)	3,090,000	3,020,475
11.5% 6/15/16 (e)	1,235,000	1,197,950
Intelsat Ltd.:
6.5% 11/1/13	3,655,000	2,960,550
7.625% 4/15/12	4,390,000	3,907,100
11.25% 6/15/16	500,000	507,500
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)	3,480,000	3,401,700
8.875% 1/15/15 (e)	280,000	275,100
Level 3 Financing, Inc.:
5.485% 2/15/15 (f)	995,000	606,950
8.75% 2/15/17	285,000	202,350
9.25% 11/1/14	255,000	204,319
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,463,075
9.25% 11/1/14 (e)	1,350,000	1,346,625
Mobile Telesystems Finance SA 8% 1/28/12 (e)	1,193,000	1,133,350
Nextel Communications, Inc.:
5.95% 3/15/14	1,950,000	1,374,750
6.875% 10/31/13	3,580,000	2,747,650
7.375% 8/1/15	1,030,000	735,163
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	2,385,000	1,764,900
Qwest Communications International, Inc. 7.5% 2/15/14	1,040,000	964,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
4.57% 6/15/13 (f)	$ 2,450,000	$ 2,217,250
7.5% 10/1/14	3,200,000	3,048,000
7.625% 6/15/15	120,000	113,700
8.375% 5/1/16 (e)	2,270,000	2,258,650
Sprint Capital Corp.:
6.875% 11/15/28	2,620,000	1,768,500
7.625% 1/30/11	4,690,000	4,519,988
8.375% 3/15/12	325,000	311,594
Sprint Nextel Corp. 6% 12/1/16	2,365,000	1,962,950
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	1,185,000	1,187,963
U.S. West Communications:
6.875% 9/15/33	905,000	640,288
7.5% 6/15/23	2,780,000	2,140,600
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15	1,055,000	1,039,175
		73,891,690
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 5.6975% 12/15/14 (f)	1,055,000	812,350
Levi Strauss & Co.:
8.875% 4/1/16	785,000	686,875
9.75% 1/15/15	1,265,000	1,201,750
		2,700,975
TOTAL NONCONVERTIBLE BONDS		498,059,521
TOTAL CORPORATE BONDS (Cost $543,218,007)		503,938,037
Convertible Preferred Stocks - 0.2%
Shares
Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $1,134,424)	23,000	803,390
Floating Rate Loans - 7.9%
	Principal Amount	Value
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7394% 4/30/14 (f)	$ 994,937	$ 527,316
Northwest Airlines, Inc. term loan 2.46% 12/31/10 (f)	758,322	701,448
United Air Lines, Inc. Tranche B, term loan 2.4559% 2/1/14 (f)	557,067	281,319
US Airways Group, Inc. term loan 3.0231% 3/23/14 (f)	458,716	227,065
		1,737,148
Automotive - 0.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.4295% 12/27/14 (f)	915,096	505,590
Tranche C, term loan 2.3889% 12/27/15 (f)	708,463	389,655
Ford Motor Co. term loan 3.6867% 12/15/13 (f)	3,260,000	2,070,100
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.19% 4/30/14 (f)	2,125,000	1,774,375
		4,739,720
Broadcasting - 0.1%
VNU, Inc. term loan 2.4694% 8/9/13 (f)	681,507	587,800
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.3107% 3/6/14 (f)	1,101,063	941,408
CSC Holdings, Inc. Tranche B, term loan 2.1981% 3/31/13 (f)	1,849,533	1,710,818
Insight Midwest Holdings LLC Tranche B, term loan 2.5% 4/6/14 (f)	2,140,000	1,958,100
		4,610,326
Capital Goods - 0.2%
Dresser, Inc.:
Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (f)	2,250,000	1,237,500
Tranche B 1LN, term loan 3.4522% 5/4/14 (f)	164,998	141,898
		1,379,398
Containers - 0.2%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (f)	1,394,929	1,255,436
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6775% 12/15/14 (f)	170,000	136,000
Electric Utilities - 0.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4375% 3/30/12 (f)	250,608	171,666
term loan 4.22% 3/30/14 (f)	1,766,379	1,209,969
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (f)	$ 613,447	$ 521,430
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (f)	243,649	226,594
Credit-Linked Deposit 2.62% 2/1/13 (f)	130,020	120,919
		2,250,578
Entertainment/Film - 0.4%
AMC Entertainment, Inc. term loan 1.9375% 1/26/13 (f)	79,794	73,410
Zuffa LLC term loan 2.5% 6/19/15 (f)	3,034,326	2,457,804
		2,531,214
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 7.995% 8/6/12 (f)	1,200,000	600,000
Las Vegas Sands LLC:
term loan 2.18% 5/23/14 (f)	155,096	95,384
Tranche B, term loan 2.18% 5/23/14 (f)	735,381	452,259
		1,147,643
Healthcare - 1.2%
Community Health Systems, Inc.:
term loan 3.4536% 7/25/14 (f)	4,437,585	3,993,826
Tranche DD, term loan 2.6775% 7/25/14 (f)	226,432	203,788
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (f)	2,481,543	2,245,797
PTS Acquisition Corp. term loan 2.6775% 4/10/14 (f)	1,027,569	750,125
		7,193,536
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (f)	287,632	186,961
Tranche B, term loan 4.1769% 10/10/13 (f)	1,068,348	694,426
Tranche DD, term loan 4.1586% 10/10/13 (f)	427,828	278,088
		1,159,475
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 3.2364% 12/20/12 (f)	3,480,490	3,254,258
Publishing/Printing - 0.1%
Newsday LLC term loan 9.75% 8/1/13	335,000	324,950
Services - 0.4%
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (f)	37,633	34,058
term loan 3.095% 1/26/14 (f)	592,367	536,092
Floating Rate Loans - continued
	Principal Amount	Value
Services - continued
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (f)	$ 298,198	$ 237,067
Tranche B, term loan 2.2151% 12/21/12 (f)	1,632,710	1,298,004
Penhall International Corp. term loan 9.995% 4/1/12 pay-in-kind (f)	1,012,173	202,435
		2,307,656
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 2.6958% 10/31/13 (f)	2,194,762	1,547,307
Super Retail - 0.2%
Dollar General Corp. Tranche B1, term loan 3.4897% 7/6/14 (f)	1,345,000	1,237,400
Technology - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 3.1251% 10/1/14 (f)	1,245,249	996,199
Tranche B-A1, term loan 3.3813% 10/1/14 (f)	307,923	246,338
Tranche B-B, term loan 3.4575% 10/1/12 (f)	653,342	588,008
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (f)	1,234,142	876,241
Tranche 2LN, term loan 6.97% 6/11/15 (f)	1,250,000	625,000
SunGard Data Systems, Inc. term loan 2.6701% 2/28/14 (f)	835,725	752,153
		4,083,939
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (f)	1,635,000	1,520,550
Intelsat Jackson Holdings Ltd. term loan 3.5006% 2/1/14 (f)	1,335,000	1,068,000
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (f)	420,245	328,819
		2,917,369
Textiles & Apparel - 0.3%
Hanesbrands, Inc.:
term loan 4.8419% 3/5/14 (f)	120,000	106,800
Tranche B 1LN, term loan 5.8031% 9/5/13 (f)	379,302	369,820
Levi Strauss & Co. term loan 2.6981% 4/4/14 (f)	1,900,000	1,311,000
		1,787,620
TOTAL FLOATING RATE LOANS (Cost $49,935,433)		46,188,773
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (a) (Cost $30,303,135)	30,303,135	$ 30,303,135
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $624,590,999)		581,233,335
NET OTHER ASSETS - 0.2%		1,259,938
NET ASSETS - 100%		$ 582,493,273
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,556,544 or 16.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,190
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 581,233,335	$ 30,303,135	$ 550,330,200	$ 600,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(180,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	780,000
Ending Balance	$ 600,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Bermuda	5.0%
Canada	2.7%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $17,559,932 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $594,287,864)	$ 550,930,200
Fidelity Central Funds (cost $30,303,135)	30,303,135
Total Investments (cost $624,590,999)		$ 581,233,335
Cash		206,930
Receivable for investments sold		4,358,658
Receivable for fund shares sold		4,056,764
Interest receivable		12,905,128
Distributions receivable from Fidelity Central Funds		13,707
Prepaid expenses		2,714
Receivable from investment adviser for expense reductions		14,539
Other receivables		392
Total assets		602,792,167

Liabilities
Payable for investments purchased	$ 18,589,039
Payable for fund shares redeemed	625,207
Distributions payable	553,735
Accrued management fee	256,939
Distribution fees payable	124,293
Other affiliated payables	105,517
Other payables and accrued expenses	44,164
Total liabilities		20,298,894

Net Assets		$ 582,493,273
Net Assets consist of:
Paid in capital		$ 681,676,686
Undistributed net investment income		4,058,321
Accumulated undistributed net realized gain (loss) on investments		(59,874,582)
Net unrealized appreciation (depreciation) on investments		(43,367,152)
Net Assets		$ 582,493,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,541,387 ÷ 29,061,797 shares)	$ 6.90

Maximum offering price per share (100/96.00 of $6.90)	$ 7.19
Class T: Net Asset Value and redemption price per share ($84,426,053 ÷ 12,250,383 shares)	$ 6.89

Maximum offering price per share (100/96.00 of $6.89)	$ 7.18
Class B: Net Asset Value and offering price per share ($25,978,762 ÷ 3,772,452 shares)A	$ 6.89

Class C: Net Asset Value and offering price per share ($67,434,366 ÷ 9,791,267 shares)A	$ 6.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,112,705 ÷ 29,542,909 shares)	$ 6.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 101,063
Interest		21,865,125
Income from Fidelity Central Funds		100,190
Total income		22,066,378

Expenses
Management fee	$ 1,173,780
Transfer agent fees	455,309
Distribution fees	550,659
Accounting fees and expenses	84,868
Custodian fees and expenses	9,850
Independent trustees' compensation	1,438
Registration fees	74,273
Audit	32,738
Legal	1,534
Miscellaneous	3,280
Total expenses before reductions	2,387,729
Expense reductions	(115,742)	2,271,987
Net investment income		19,794,391
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(42,057,976)
Change in net unrealized appreciation (depreciation) on investment securities		78,443,920
Net gain (loss)		36,385,944
Net increase (decrease) in net assets resulting from operations		$ 56,180,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,794,391	$ 33,757,784
Net realized gain (loss)	(42,057,976)	(18,100,019)
Change in net unrealized appreciation (depreciation)	78,443,920	(117,712,813)
Net increase (decrease) in net assets resulting from operations	56,180,335	(102,055,048)
Distributions to shareholders from net investment income	(18,189,665)	(32,372,651)
Distributions to shareholders from net realized gain	-	(3,076,324)
Total distributions	(18,189,665)	(35,448,975)
Share transactions - net increase (decrease)	216,025,987	(721,027)
Redemption fees	182,888	80,195
Total increase (decrease) in net assets	254,199,545	(138,144,855)

Net Assets
Beginning of period	328,293,728	466,438,583
End of period (including undistributed net investment income of $4,058,321 and undistributed net investment income of $2,453,595, respectively)	$ 582,493,273	$ 328,293,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59	$ 9.33
Income from Investment Operations
Net investment income E	.307	.645	.661	.634	.615	.675
Net realized and unrealized gain (loss)	.400	(2.616)	(.078)	.214	(.288)	.267
Total from investment operations	.707	(1.971)	.583	.848	.327	.942
Distributions from net investment income	(.290)	(.621)	(.664)	(.613)	(.629)	(.683)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.290)	(.681)	(.714)	(.748)	(.769)	(.683)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.90	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59
Total Return B, C, D	11.44%	(23.03)%	6.46%	9.82%	3.53%	10.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12% A	1.12%	1.04%	1.01%	1.02%	1.01%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.04%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10% A	1.10%	1.03%	1.00%	1.00%	1.00%
Net investment income	9.76% A	7.65%	7.11%	6.95%	6.58%	7.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,541	$ 89,571	$ 110,703	$ 130,666	$ 115,345	$ 94,349
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58	$ 9.33
Income from Investment Operations
Net investment income E	.306	.645	.654	.624	.607	.668
Net realized and unrealized gain (loss)	.392	(2.606)	(.077)	.215	(.289)	.255
Total from investment operations	.698	(1.961)	.577	.839	.318	.923
Distributions from net investment income	(.291)	(.621)	(.658)	(.604)	(.620)	(.674)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.291)	(.681)	(.708)	(.739)	(.760)	(.674)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.89	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58
Total Return B, C, D	11.29%	(22.94)%	6.40%	9.73%	3.43%	10.29%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.19%	1.15%	1.18%	1.19%	1.19%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	9.76% A	7.65%	7.04%	6.85%	6.49%	7.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,426	$ 43,018	$ 57,798	$ 68,487	$ 69,091	$ 91,707
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Income from Investment Operations
Net investment income E	.286	.593	.593	.565	.546	.606
Net realized and unrealized gain (loss)	.401	(2.609)	(.086)	.215	(.279)	.256
Total from investment operations	.687	(2.016)	.507	.780	.267	.862
Distributions from net investment income	(.270)	(.566)	(.598)	(.545)	(.559)	(.613)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.270)	(.626)	(.648)	(.680)	(.699)	(.613)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.89	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Total Return B, C, D	11.12%	(23.47)%	5.61%	9.03%	2.87%	9.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.82%	1.79%	1.81%	1.81%	1.80%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	9.11% A	7.00%	6.39%	6.20%	5.84%	6.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,979	$ 21,429	$ 41,049	$ 51,362	$ 64,804	$ 79,997
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Income from Investment Operations
Net investment income E	.283	.583	.584	.556	.536	.597
Net realized and unrealized gain (loss)	.401	(2.608)	(.085)	.215	(.278)	.256
Total from investment operations	.684	(2.025)	.499	.771	.258	.853
Distributions from net investment income	(.267)	(.557)	(.590)	(.536)	(.550)	(.604)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.267)	(.617)	(.640)	(.671)	(.690)	(.604)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.89	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Total Return B, C, D	11.06%	(23.54)%	5.51%	8.92%	2.77%	9.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.86%	1.84%	1.86%	1.87%	1.87%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.85%	1.84%	1.85%	1.85%	1.85%
Net investment income	9.00% A	6.90%	6.30%	6.10%	5.74%	6.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,434	$ 30,619	$ 50,700	$ 52,796	$ 56,036	$ 64,187
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60	$ 9.34
Income from Investment Operations
Net investment income D	.315	.669	.678	.648	.630	.690
Net realized and unrealized gain (loss)	.400	(2.619)	(.078)	.214	(.289)	.267
Total from investment operations	.715	(1.950)	.600	.862	.341	.957
Distributions from net investment income	(.298)	(.642)	(.681)	(.627)	(.643)	(.698)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.298)	(.702)	(.731)	(.762)	(.783)	(.698)
Redemption fees added to paid in capital D	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.91	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60
Total Return B, C	11.57%	(22.81)%	6.65%	9.98%	3.68%	10.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.92%	.90%	.91%	.91%	.90%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	10.01% A	7.90%	7.29%	7.10%	6.73%	7.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,113	$ 143,656	$ 206,188	$ 208,205	$ 200,804	$ 171,625
Portfolio turnover rate F	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent, distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,999,938
Unrealized depreciation	(66,308,661)
Net unrealized appreciation (depreciation)	$ (40,308,723)
Cost for federal income tax purposes	$ 621,542,058

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $269,722,993 and $64,303,398, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 167,043	$ 11,460
Class T	0%	.25%	71,250	1,146
Class B	.65%	.25%	97,959	71,458
Class C	.75%	.25%	214,407	55,258
			$ 550,659	$ 139,322

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,794
Class T	14,725
Class B*	31,110
Class C*	4,292
$ 82,921

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 126,910.19
Class T	74,454.26
Class B	26,223.24
Class C	45,637.22
Institutional Class	182,085.24
	$ 455,309

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,148 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 15,068
Class T	1.10%	27,246
Class B	1.75%	9,200
Class C	1.85%	11,237
Institutional Class	.85%	51,981
		$ 114,732

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $1,010.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 5,862,729	$ 8,030,841
Class T	2,511,664	4,122,743
Class B	916,020	2,198,504
Class C	1,719,376	2,999,539
Institutional Class	7,179,876	15,021,024
Total	$ 18,189,665	$ 32,372,651
From net realized gain
Class A	$ -	$ 735,240
Class T	-	375,276
Class B	-	262,402
Class C	-	323,637
Institutional Class	-	1,379,769
Total	$ -	$ 3,076,324

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	19,058,438	5,333,736	$ 120,128,146	$ 44,749,660
Reinvestment of distributions	751,233	831,902	4,815,594	6,937,182
Shares redeemed	(4,561,669)	(4,481,815)	(28,599,571)	(36,960,786)
Net increase (decrease)	15,248,002	1,683,823	$ 96,344,169	$ 14,726,056
Class T
Shares sold	6,800,112	2,195,690	$ 43,464,734	$ 18,489,876
Reinvestment of distributions	319,184	428,476	2,041,319	3,575,237
Shares redeemed	(1,511,297)	(2,321,887)	(9,487,238)	(18,922,162)
Net increase (decrease)	5,607,999	302,279	$ 36,018,815	$ 3,142,951
Class B
Shares sold	1,243,786	543,885	$ 7,923,967	$ 4,520,569
Reinvestment of distributions	90,336	178,263	573,773	1,498,212
Shares redeemed	(872,972)	(1,916,729)	(5,500,610)	(16,089,285)
Net increase (decrease)	461,150	(1,194,581)	$ 2,997,130	$ (10,070,504)
Class C
Shares sold	5,775,618	1,624,114	$ 37,063,409	$ 13,753,212
Reinvestment of distributions	181,433	258,988	1,161,065	2,173,136
Shares redeemed	(896,645)	(2,717,087)	(5,611,951)	(22,288,170)
Net increase (decrease)	5,060,406	(833,985)	$ 32,612,523	$ (6,361,822)
Institutional Class
Shares sold	11,790,454	7,592,637	$ 75,634,012	$ 63,995,035
Reinvestment of distributions	1,040,865	1,793,415	6,633,077	15,019,523
Shares redeemed	(5,416,970)	(9,825,313)	(34,213,739)	(81,172,266)
Net increase (decrease)	7,414,349	(439,261)	$ 48,053,350	$ (2,157,708)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHI-USAN-0609
1.784884.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
High Income
Fund - Institutional Class

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.10%
Actual		$ 1,000.00	$ 1,114.40	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.10%
Actual		$ 1,000.00	$ 1,112.90	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class B	1.75%
Actual		$ 1,000.00	$ 1,111.20	$ 9.16
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.85%
Actual		$ 1,000.00	$ 1,110.60	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,115.70	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.3	2.5
Chesapeake Energy Corp.	1.9	1.3
Freeport-McMoRan Copper & Gold, Inc.	1.9	0.8
Digicel Group Ltd.	1.6	1.1
CSC Holdings, Inc.	1.5	1.3
	10.2
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.3	8.3
Energy	10.1	10.0
Healthcare	9.5	7.8
Electric Utilities	7.8	10.0
Cable TV	6.1	6.0
Quality Diversification (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 4.6%	BBB 1.9%
BB 41.9%	BB 35.6%
B 33.7%	B 43.1%
CCC,CC,C 12.8%	CCC,CC,C 11.4%
D 0.5%	D 0.0%
Not Rated 0.9%	Not Rated 0.9%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 6.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Nonconvertible Bonds 85.5%		Nonconvertible Bonds 85.7%
	Convertible Bonds, Preferred Stocks 1.2%		Convertible Bonds, Preferred Stocks 0.7%
	Floating Rate Loans 7.9%		Floating Rate Loans 6.7%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	12.4%	** Foreign investments	15.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.5%
	Principal Amount	Value
Convertible Bonds - 1.0%
Building Materials - 0.2%
General Cable Corp. 1% 10/15/12	$ 1,270,000	$ 968,502
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	2,020,000	1,431,170
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (e)	2,340,000	2,246,236
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	1,330,000	541,975
Lucent Technologies, Inc. 2.875% 6/15/25	500,000	317,720
		859,695
Telecommunications - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	380,000	372,913
TOTAL CONVERTIBLE BONDS		5,878,516
Nonconvertible Bonds - 85.5%
Aerospace - 1.3%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	2,619,975
Bombardier, Inc.:
7.45% 5/1/34 (e)	1,169,000	853,370
8% 11/15/14 (e)	975,000	853,125
L-3 Communications Corp.:
6.125% 7/15/13	1,755,000	1,684,800
7.625% 6/15/12	975,000	982,313
Sequa Corp.:
11.75% 12/1/15 (e)	850,000	340,000
13.5% 12/1/15 pay-in-kind (e)	469,498	153,585
		7,487,168
Air Transportation - 1.7%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	1,512,000
6.977% 11/23/22	241,109	122,965
7.024% 4/15/11	880,000	853,600
7.324% 4/15/11	960,000	926,400
8.608% 10/1/12	200,000	145,000
AMR Corp. 9% 8/1/12	775,000	468,875
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	183,217	130,084
7.875% 7/2/18	168,136	94,156
8.388% 5/1/22	205,256	131,364
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass-thru trust certificates: - continued
9.558% 9/1/19	$ 210,315	$ 117,776
9.798% 4/1/21	3,169,210	1,679,682
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	1,670,000	1,553,100
8.021% 8/10/22	588,013	341,047
8.954% 8/10/14	852,862	554,361
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	700,000	409,500
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,174,319	610,646
		9,650,556
Automotive - 0.7%
Ford Motor Co. 9.5% 9/15/11	115,000	82,225
Ford Motor Credit Co. LLC:
7.25% 10/25/11	1,930,000	1,582,704
7.375% 10/28/09	620,000	590,550
8% 12/15/16	385,000	291,638
12% 5/15/15	1,020,000	867,000
The Goodyear Tire & Rubber Co. 9% 7/1/15	680,000	612,000
		4,026,117
Broadcasting - 0.0%
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	86,225	19,287
7% 1/15/14	28,000	8,400
		27,687
Building Materials - 0.2%
General Cable Corp. 7.125% 4/1/17	585,000	503,100
Owens Corning 6.5% 12/1/16	630,000	489,428
		992,528
Cable TV - 5.3%
Cablevision Systems Corp. 8% 4/15/12	1,295,000	1,282,050
Charter Communications Holdings I LLC:
9.92% 4/1/14 (b)	2,035,000	20,350
11.125% 1/15/14 (b)	735,000	7,350
12.125% 1/15/15 (b)(d)	1,105,000	12,431
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)	$ 1,885,000	$ 146,088
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (b)	1,825,000	1,660,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (e)	900,000	812,250
10.875% 9/15/14 (e)	1,345,000	1,331,550
CSC Holdings, Inc.:
6.75% 4/15/12	2,545,000	2,487,738
7.625% 4/1/11	270,000	270,000
8.5% 4/15/14 (e)	1,075,000	1,091,125
8.5% 6/15/15 (e)	1,400,000	1,417,500
8.625% 2/15/19 (e)	2,145,000	2,161,088
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	2,905,000	2,781,538
7.625% 5/15/16	595,000	587,563
8.375% 3/15/13	405,000	412,088
EchoStar Communications Corp.:
6.375% 10/1/11	5,110,000	4,956,700
7% 10/1/13	1,565,000	1,475,013
7.125% 2/1/16	965,000	890,213
7.75% 5/31/15	1,670,000	1,578,150
Kabel Deutschland GmbH 10.625% 7/1/14	2,045,000	2,085,900
Time Warner Cable, Inc. 7.5% 4/1/14	1,000,000	1,074,203
Videotron Ltd.:
9.125% 4/15/18 (e)	950,000	988,000
9.125% 4/15/18	1,195,000	1,242,800
		30,772,438
Capital Goods - 1.6%
Case Corp. 7.25% 1/15/16	1,640,000	1,398,100
Leucadia National Corp.:
7% 8/15/13	340,000	302,600
7.125% 3/15/17	2,615,000	1,935,100
RBS Global, Inc. / Rexnord Corp.:
9.5% 4/24/14 (e)	379,000	305,095
9.5% 8/1/14	250,000	203,750
11.75% 8/1/16	410,000	233,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 1,180,000	$ 1,026,600
SPX Corp. 7.625% 12/15/14	1,245,000	1,223,213
Terex Corp. 8% 11/15/17	3,280,000	2,681,400
		9,309,558
Chemicals - 1.6%
Airgas, Inc. 7.125% 10/1/18 (e)	145,000	140,650
Chemtura Corp. 6.875% 6/1/16 (b)	1,130,000	542,400
Huntsman LLC 11.5% 7/15/12	2,605,000	2,396,600
MacDermid, Inc. 9.5% 4/15/17 (e)	160,000	81,600
Momentive Performance Materials, Inc. 9.75% 12/1/14	2,265,000	781,425
Nalco Co.:
7.75% 11/15/11	570,000	568,575
8.875% 11/15/13	630,000	631,575
NOVA Chemicals Corp.:
5.72% 11/15/13 (f)	1,290,000	977,175
6.5% 1/15/12	2,540,000	2,273,300
Westlake Chemical Corp. 6.625% 1/15/16	1,575,000	1,212,750
		9,606,050
Consumer Products - 0.5%
Jostens Holding Corp. 10.25% 12/1/13	680,000	639,200
Revlon Consumer Products Corp. 9.5% 4/1/11	1,805,000	1,425,950
Riddell Bell Holdings, Inc. 8.375% 10/1/12	160,000	134,400
Visant Holding Corp. 8.75% 12/1/13	680,000	625,600
		2,825,150
Containers - 1.8%
Berry Plastics Corp. 5.8813% 2/15/15 (f)	875,000	708,750
BWAY Corp.:
10% 10/15/10	1,580,000	1,603,700
10% 4/15/14 (e)	990,000	930,600
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	415,000	419,150
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,940,000	1,665,975
8% 4/15/23	1,050,000	960,750
Greif, Inc. 6.75% 2/1/17	3,780,000	3,515,400
Owens-Illinois, Inc. 7.8% 5/15/18	555,000	539,738
		10,344,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - 0.4%
NiSource Finance Corp.:
5.25% 9/15/17	$ 775,000	$ 617,777
5.45% 9/15/20	320,000	247,396
Sprint Capital Corp. 8.75% 3/15/32	225,000	171,000
Whirlpool Corp. 8.6% 5/1/14	1,395,000	1,429,373
		2,465,546
Diversified Media - 3.0%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	158,875
7.25% 8/15/11	2,395,000	2,203,400
Lamar Media Corp.:
Series B, 6.625% 8/15/15	770,000	589,050
6.625% 8/15/15	610,000	478,850
9.75% 4/1/14 (e)	1,605,000	1,625,063
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	3,140,000	1,758,400
10% 8/1/14	2,475,000	2,338,875
11.5% 5/1/16 (e)	1,435,000	1,363,250
11.625% 2/1/14 (e)	3,605,000	3,568,950
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,227,500
7.75% 3/15/16	1,425,000	1,175,625
		17,487,838
Electric Utilities - 7.2%
AES Corp.:
7.75% 3/1/14	2,155,000	2,014,925
7.75% 10/15/15	820,000	750,300
8% 10/15/17	2,345,000	2,133,950
9.75% 4/15/16 (e)	905,000	895,950
Aquila, Inc. 11.875% 7/1/12 (f)	1,000,000	1,030,000
CMS Energy Corp. 6.3% 2/1/12	955,000	921,575
Dynegy Holdings, Inc. 8.375% 5/1/16	700,000	542,500
Edison Mission Energy:
7% 5/15/17	1,155,000	872,025
7.2% 5/15/19	3,390,000	2,457,750
7.625% 5/15/27	1,210,000	759,275
Energy Future Holdings:
10.875% 11/1/17	4,725,000	3,189,375
12% 11/1/17 pay-in-kind (f)	3,410,000	1,533,363
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Intergen NV 9% 6/30/17 (e)	$ 1,905,000	$ 1,809,750
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)	835,000	784,900
Mirant Americas Generation LLC:
8.3% 5/1/11	610,000	606,950
8.5% 10/1/21	1,685,000	1,398,550
9.125% 5/1/31	1,635,000	1,299,825
NiSource Finance Corp. 10.75% 3/15/16	948,000	1,014,456
NRG Energy, Inc.:
7.25% 2/1/14	4,235,000	4,065,600
7.375% 2/1/16	1,675,000	1,599,625
7.375% 1/15/17	2,240,000	2,139,200
NSG Holdings II, LLC 7.75% 12/15/25 (e)	4,215,000	3,287,700
Reliant Energy, Inc.:
6.75% 12/15/14	1,195,000	1,159,150
7.625% 6/15/14	1,835,000	1,688,200
7.875% 6/15/17	375,000	341,250
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,143,864	949,407
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15	2,635,000	1,422,900
10.25% 11/1/15	1,780,000	961,200
11.25% 11/1/16 pay-in-kind	1,285,000	389,917
		42,019,568
Energy - 9.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	820,000	492,000
Chesapeake Energy Corp.:
6.5% 8/15/17	2,170,000	1,866,200
6.875% 1/15/16	815,000	725,350
7.5% 9/15/13	840,000	791,700
7.5% 6/15/14	490,000	463,050
7.625% 7/15/13	1,995,000	1,895,250
9.5% 2/15/15	4,130,000	4,181,625
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	230,000	192,050
7.75% 5/15/17	560,000	448,000
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,454,200
Dynegy Holdings, Inc. 8.75% 2/15/12	905,000	862,013
El Paso Corp.:
6.875% 6/15/14	355,000	340,800
6.95% 6/1/28	1,235,000	839,800
7% 6/15/17	645,000	579,492
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
El Paso Corp.: - continued
8.25% 2/15/16	$ 455,000	$ 444,763
El Paso Energy Corp. 7.75% 1/15/32	420,000	313,521
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	275,000	266,750
Energy Transfer Partners LP 8.5% 4/15/14	635,000	685,402
Forest Oil Corp.:
7.25% 6/15/19	545,000	452,350
7.75% 5/1/14	710,000	651,425
8.5% 2/15/14 (e)	3,055,000	2,932,800
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	1,970,100
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	1,515,000	1,022,625
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	1,305,000	946,125
9% 6/1/16 (e)	240,000	205,200
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (e)	1,090,000	1,098,175
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	1,965,000	1,910,963
Newfield Exploration Co. 7.125% 5/15/18	2,455,000	2,227,913
OPTI Canada, Inc.:
7.875% 12/15/14	715,000	386,100
8.25% 12/15/14	890,000	491,725
Pan American Energy LLC 7.75% 2/9/12 (e)	870,000	778,650
Parker Drilling Co. 9.625% 10/1/13	540,000	422,550
Petrohawk Energy Corp.:
7.875% 6/1/15 (e)	985,000	923,438
9.125% 7/15/13	2,705,000	2,650,900
10.5% 8/1/14 (e)	1,845,000	1,863,450
Petroleum Development Corp. 12% 2/15/18	1,140,000	684,000
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	743,900
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,315,800
7.625% 6/1/18	965,000	837,138
7.75% 6/15/15	2,895,000	2,648,925
10% 3/1/16	1,910,000	1,867,025
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,930,000	1,799,725
7.375% 7/15/13	2,515,000	2,439,550
SandRidge Energy, Inc.:
0% 4/1/15 pay-in-kind (f)	1,725,000	1,423,125
4.8325% 4/1/14 (f)	1,320,000	1,016,400
Southwestern Energy Co. 7.5% 2/1/18 (e)	1,070,000	1,045,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co. 8% 2/1/16 (e)	$ 900,000	$ 909,000
Williams Companies, Inc. 8.75% 1/15/20 (e)	1,220,000	1,253,550
		57,760,518
Entertainment/Film - 0.3%
AMC Entertainment, Inc.:
8% 3/1/14	145,000	133,400
8.625% 8/15/12	840,000	835,800
Marquee Holdings, Inc. 9.5% 8/15/14 (d)	1,315,000	1,022,413
		1,991,613
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	1,670,000	1,619,900
7.125% 5/15/16	1,425,000	1,396,500
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	200,200
Waste Management, Inc. 6.375% 3/11/15	965,000	966,349
		4,182,949
Food and Drug Retail - 1.5%
Albertsons, Inc.:
7.5% 2/15/11	545,000	539,550
7.75% 6/15/26	200,000	170,000
Federated Retail Holdings, Inc. 5.9% 12/1/16	830,000	688,768
Macy's Retail Holdings, Inc. 7.875% 7/15/15	3,130,000	2,944,801
SUPERVALU, Inc.:
7.5% 5/15/12	160,000	157,800
7.5% 11/15/14	1,290,000	1,251,300
8% 5/1/16	2,795,000	2,711,150
		8,463,369
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc.:
7.25% 9/1/16	1,264,000	1,219,760
7.25% 5/15/17	350,000	336,000
8.375% 12/15/14	2,640,000	2,659,800
Dean Foods Co.:
6.9% 10/15/17	1,565,000	1,486,750
7% 6/1/16	1,950,000	1,901,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,385,000	2,361,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc. 7.75% 7/1/17	$ 720,000	$ 464,400
Tyson Foods, Inc. 10.5% 3/1/14 (e)	1,535,000	1,604,075
		12,033,185
Gaming - 2.3%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (e)(f)	360,000	153,000
8% 11/15/13 (e)	795,000	337,875
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (e)	2,190,000	470,850
MGM Mirage, Inc.:
6.75% 9/1/12	370,000	214,600
6.75% 4/1/13	170,000	96,900
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,715,000	1,320,550
6.375% 7/15/09	1,335,000	1,281,600
6.875% 2/15/15	80,000	40,200
7.125% 8/15/14	510,000	239,700
Scientific Games Corp.:
6.25% 12/15/12	2,130,000	1,948,950
7.875% 6/15/16 (e)	1,285,000	1,175,775
Seminole Hard Rock Entertainment, Inc. 3.82% 3/15/14 (e)(f)	1,445,000	953,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,290,000	909,450
7.25% 5/1/12	1,750,000	1,233,750
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (e)(f)	1,365,000	450,450
9.125% 2/1/15 (e)	880,000	308,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,175,000	975,250
6.625% 12/1/14	1,770,000	1,504,500
		13,615,100
Healthcare - 8.3%
Biomet, Inc.:
10% 10/15/17	1,505,000	1,561,438
10.375% 10/15/17 pay-in-kind (f)	225,000	214,875
11.625% 10/15/17	4,510,000	4,363,425
Community Health Systems, Inc. 8.875% 7/15/15	3,070,000	3,062,325
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	4,575,000	3,591,375
FMC Finance III SA 6.875% 7/15/17	560,000	546,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Fresenius US Finance II, Inc. 9% 7/15/15 (e)	$ 745,000	$ 787,838
HCA, Inc.:
6.5% 2/15/16	2,935,000	2,318,650
7.875% 2/1/11	710,000	692,250
8.5% 4/15/19 (e)	3,360,000	3,376,800
8.75% 9/1/10	1,020,000	1,014,900
9.125% 11/15/14	4,260,000	4,217,400
9.25% 11/15/16	2,600,000	2,561,000
9.875% 2/15/17 (e)	290,000	292,175
10.375% 11/15/16 pay-in-kind (f)	2,280,000	2,022,067
HealthSouth Corp. 10.75% 6/15/16	3,410,000	3,478,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,121,650
7% 1/15/16	2,895,000	2,677,875
Psychiatric Solutions, Inc. 7.75% 7/15/15	1,555,000	1,418,938
Service Corp. International:
6.75% 4/1/15	625,000	573,438
7.5% 4/1/27	1,720,000	1,328,700
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,534,925
6.5% 6/1/16	285,000	253,650
6.625% 10/15/14	650,000	617,500
Viant Holdings, Inc. 10.125% 7/15/17 (e)	928,000	575,360
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	1,505,000	1,083,600
		48,286,354
Homebuilding/Real Estate - 2.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	4,595,000	3,859,800
8.125% 6/1/12	3,075,000	2,736,750
D.R. Horton, Inc. 6.5% 4/15/16	680,000	574,600
KB Home:
5.875% 1/15/15	455,000	395,850
6.25% 6/15/15	780,000	666,900
6.375% 8/15/11	305,000	291,275
Lennar Corp. 12.25% 6/1/17 (e)	2,385,000	2,450,588
Pulte Homes, Inc.:
5.25% 1/15/14	805,000	692,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Pulte Homes, Inc.: - continued
8.125% 3/1/11	$ 845,000	$ 836,550
Ryland Group, Inc. 8.4% 5/15/17	1,210,000	1,185,873
		13,690,486
Hotels - 1.4%
Host Hotels & Resorts LP 6.875% 11/1/14	225,000	204,750
Host Marriott LP 7.125% 11/1/13	4,010,000	3,769,400
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	2,235,000	2,056,200
7.875% 5/1/12	630,000	585,900
7.875% 10/15/14	1,720,000	1,656,102
		8,272,352
Leisure - 1.5%
Royal Caribbean Cruises Ltd.:
8% 5/15/10	355,000	347,900
yankee:
7% 6/15/13	3,660,000	2,836,500
7.25% 6/15/16	520,000	345,800
7.5% 10/15/27	1,605,000	963,000
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	341,610
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,500,400
Universal City Florida Holding Co. I/II:
5.92% 5/1/10 (f)	2,180,000	1,395,200
8.375% 5/1/10	225,000	144,000
		8,874,410
Metals/Mining - 3.9%
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	877,975
Compass Minerals International, Inc. 12% 6/1/13	801,000	833,040
Drummond Co., Inc. 7.375% 2/15/16 (e)	3,540,000	2,584,200
FMG Finance Property Ltd.:
5.2613% 9/1/11 (e)(f)	2,260,000	1,966,200
10% 9/1/13 (e)	1,205,000	1,024,250
10.625% 9/1/16 (e)	1,205,000	1,033,288
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)	3,365,000	2,944,375
8.25% 4/1/15	6,295,000	6,200,558
8.375% 4/1/17	1,775,000	1,735,063
Massey Energy Co. 6.875% 12/15/13	2,820,000	2,404,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.375% 11/1/16	$ 220,000	$ 218,900
Vedanta Resources PLC 6.625% 2/22/10 (e)	915,000	898,988
		22,720,887
Paper - 3.1%
Cascades, Inc. 7.25% 2/15/13	2,050,000	1,619,500
Catalyst Paper Corp. 8.625% 6/15/11	730,000	405,150
Domtar Corp.:
5.375% 12/1/13	425,000	325,125
7.125% 8/15/15	1,545,000	1,197,375
7.875% 10/15/11	1,135,000	1,015,825
Georgia-Pacific Corp.:
7% 1/15/15 (e)	4,255,000	4,031,613
8.875% 5/15/31	775,000	662,625
Georgia-Pacific LLC 8.25% 5/1/16 (e)	1,110,000	1,112,775
Graphic Packaging International, Inc. 8.5% 8/15/11	2,120,000	2,056,400
International Paper Co. 7.4% 6/15/14	3,055,000	2,756,811
Rock-Tenn Co. 9.25% 3/15/16	1,270,000	1,282,700
Temple-Inland, Inc.:
6.625% 1/15/16	335,000	288,100
6.875% 1/15/18	1,555,000	1,306,200
		18,060,199
Publishing/Printing - 0.5%
Scholastic Corp. 5% 4/15/13	1,035,000	828,000
The Reader's Digest Association, Inc. 9% 2/15/17	1,245,000	24,900
TL Acquisitions, Inc.:
0% 7/15/15 (c)(e)	475,000	263,625
10.5% 1/15/15 (e)	2,350,000	1,609,750
		2,726,275
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	710,000	603,500
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	1,630,000	1,507,750
Services - 2.8%
ARAMARK Corp.:
4.67% 2/1/15 (f)	2,790,000	2,232,000
8.5% 2/1/15	2,260,000	2,130,050
Corrections Corp. of America 6.25% 3/15/13	1,020,000	981,750
FTI Consulting, Inc. 7.625% 6/15/13	3,180,000	3,227,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.:
8.875% 1/1/14	$ 545,000	$ 422,375
10.5% 1/1/16	610,000	430,050
Iron Mountain, Inc.:
6.625% 1/1/16	1,000,000	955,000
7.75% 1/15/15	1,030,000	1,032,575
8% 6/15/20	975,000	936,000
8.625% 4/1/13	1,510,000	1,515,663
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	290,000	234,900
JohnsonDiversey, Inc. 9.625% 5/15/12	125,000	118,438
Rental Service Corp. 9.5% 12/1/14	695,000	458,700
Rural/Metro Corp. 0% 3/15/16 (c)	1,184,000	544,640
US Investigations Services, Inc.:
10.5% 11/1/15 (e)	745,000	573,650
11.75% 5/1/16 (e)	570,000	390,450
		16,183,941
Shipping - 1.0%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	180,000	148,500
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,095,000	1,288,425
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	165,100
8.75% 12/1/13	45,000	39,600
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	2,916,350
Teekay Corp. 8.875% 7/15/11	1,460,000	1,423,500
		5,981,475
Specialty Retailing - 1.1%
Dollar General Corp.:
10.625% 7/15/15	2,285,000	2,376,400
11.875% 7/15/17 pay-in-kind (f)	450,000	463,500
Michaels Stores, Inc. 10% 11/1/14	410,000	239,850
Sally Holdings LLC:
9.25% 11/15/14	820,000	820,000
10.5% 11/15/16	245,000	236,425
Staples, Inc.:
7.75% 4/1/11	974,000	1,019,989
9.75% 1/15/14	805,000	883,383
Yankee Acquisition Corp. 8.5% 2/15/15	715,000	504,075
		6,543,622
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 0.8%
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 3,830,000	$ 3,025,700
7.375% 11/1/12	2,220,000	1,931,400
		4,957,100
Super Retail - 0.7%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	655,000	664,825
NBC Acquisition Corp. 11% 3/15/13	1,835,000	862,450
Sonic Automotive, Inc. 8.625% 8/15/13	455,000	197,925
Toys 'R' US, Inc.:
7.375% 10/15/18	170,000	88,400
7.625% 8/1/11	3,095,000	1,988,538
		3,802,138
Technology - 2.4%
Amkor Technology, Inc.:
7.75% 5/15/13	60,000	52,800
9.25% 6/1/16	485,000	409,825
Flextronics International Ltd.:
6.25% 11/15/14	1,335,000	1,201,500
6.5% 5/15/13	495,000	465,300
Jabil Circuit, Inc. 8.25% 3/15/18	1,930,000	1,592,250
Lucent Technologies, Inc.:
6.45% 3/15/29	2,500,000	1,237,500
6.5% 1/15/28	1,065,000	527,175
Seagate Technology HDD Holdings:
6.375% 10/1/11	715,000	657,800
6.8% 10/1/16	840,000	604,800
Seagate Technology International 10% 5/1/14 (e)	420,000	420,000
SunGard Data Systems, Inc.:
9.125% 8/15/13	595,000	547,400
10.25% 8/15/15	595,000	508,725
Xerox Capital Trust I 8% 2/1/27	3,775,000	2,639,065
Xerox Corp.:
5.5% 5/15/12	1,300,000	1,235,026
7.625% 6/15/13	2,230,000	2,096,200
		14,195,366
Telecommunications - 12.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (e)	1,460,000	1,467,300
Cincinnati Bell, Inc. 8.375% 1/15/14	1,990,000	1,965,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Citizens Communications Co.:
6.25% 1/15/13	$ 695,000	$ 649,825
9% 8/15/31	1,870,000	1,486,650
Cricket Communications, Inc.:
9.375% 11/1/14	1,910,000	1,890,900
10% 7/15/15 (e)	1,270,000	1,257,300
Crown Castle International Corp. 9% 1/15/15	1,695,000	1,728,900
Digicel Group Ltd.:
8.875% 1/15/15 (e)	4,585,000	3,324,125
9.125% 1/15/15 pay-in-kind (e)(f)	1,155,000	808,500
9.25% 9/1/12 (e)	4,405,000	4,162,725
12% 4/1/14 (e)	1,220,000	1,183,400
DigitalGlobe, Inc. 10.5% 5/1/14 (e)	845,000	853,450
Embarq Corp. 7.082% 6/1/16	875,000	840,000
Frontier Communications Corp. 8.25% 5/1/14	2,285,000	2,250,725
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)	3,090,000	3,020,475
11.5% 6/15/16 (e)	1,235,000	1,197,950
Intelsat Ltd.:
6.5% 11/1/13	3,655,000	2,960,550
7.625% 4/15/12	4,390,000	3,907,100
11.25% 6/15/16	500,000	507,500
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)	3,480,000	3,401,700
8.875% 1/15/15 (e)	280,000	275,100
Level 3 Financing, Inc.:
5.485% 2/15/15 (f)	995,000	606,950
8.75% 2/15/17	285,000	202,350
9.25% 11/1/14	255,000	204,319
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,463,075
9.25% 11/1/14 (e)	1,350,000	1,346,625
Mobile Telesystems Finance SA 8% 1/28/12 (e)	1,193,000	1,133,350
Nextel Communications, Inc.:
5.95% 3/15/14	1,950,000	1,374,750
6.875% 10/31/13	3,580,000	2,747,650
7.375% 8/1/15	1,030,000	735,163
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	2,385,000	1,764,900
Qwest Communications International, Inc. 7.5% 2/15/14	1,040,000	964,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
4.57% 6/15/13 (f)	$ 2,450,000	$ 2,217,250
7.5% 10/1/14	3,200,000	3,048,000
7.625% 6/15/15	120,000	113,700
8.375% 5/1/16 (e)	2,270,000	2,258,650
Sprint Capital Corp.:
6.875% 11/15/28	2,620,000	1,768,500
7.625% 1/30/11	4,690,000	4,519,988
8.375% 3/15/12	325,000	311,594
Sprint Nextel Corp. 6% 12/1/16	2,365,000	1,962,950
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	1,185,000	1,187,963
U.S. West Communications:
6.875% 9/15/33	905,000	640,288
7.5% 6/15/23	2,780,000	2,140,600
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15	1,055,000	1,039,175
		73,891,690
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 5.6975% 12/15/14 (f)	1,055,000	812,350
Levi Strauss & Co.:
8.875% 4/1/16	785,000	686,875
9.75% 1/15/15	1,265,000	1,201,750
		2,700,975
TOTAL NONCONVERTIBLE BONDS		498,059,521
TOTAL CORPORATE BONDS (Cost $543,218,007)		503,938,037
Convertible Preferred Stocks - 0.2%
Shares
Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $1,134,424)	23,000	803,390
Floating Rate Loans - 7.9%
	Principal Amount	Value
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7394% 4/30/14 (f)	$ 994,937	$ 527,316
Northwest Airlines, Inc. term loan 2.46% 12/31/10 (f)	758,322	701,448
United Air Lines, Inc. Tranche B, term loan 2.4559% 2/1/14 (f)	557,067	281,319
US Airways Group, Inc. term loan 3.0231% 3/23/14 (f)	458,716	227,065
		1,737,148
Automotive - 0.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.4295% 12/27/14 (f)	915,096	505,590
Tranche C, term loan 2.3889% 12/27/15 (f)	708,463	389,655
Ford Motor Co. term loan 3.6867% 12/15/13 (f)	3,260,000	2,070,100
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.19% 4/30/14 (f)	2,125,000	1,774,375
		4,739,720
Broadcasting - 0.1%
VNU, Inc. term loan 2.4694% 8/9/13 (f)	681,507	587,800
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.3107% 3/6/14 (f)	1,101,063	941,408
CSC Holdings, Inc. Tranche B, term loan 2.1981% 3/31/13 (f)	1,849,533	1,710,818
Insight Midwest Holdings LLC Tranche B, term loan 2.5% 4/6/14 (f)	2,140,000	1,958,100
		4,610,326
Capital Goods - 0.2%
Dresser, Inc.:
Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (f)	2,250,000	1,237,500
Tranche B 1LN, term loan 3.4522% 5/4/14 (f)	164,998	141,898
		1,379,398
Containers - 0.2%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (f)	1,394,929	1,255,436
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6775% 12/15/14 (f)	170,000	136,000
Electric Utilities - 0.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4375% 3/30/12 (f)	250,608	171,666
term loan 4.22% 3/30/14 (f)	1,766,379	1,209,969
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (f)	$ 613,447	$ 521,430
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (f)	243,649	226,594
Credit-Linked Deposit 2.62% 2/1/13 (f)	130,020	120,919
		2,250,578
Entertainment/Film - 0.4%
AMC Entertainment, Inc. term loan 1.9375% 1/26/13 (f)	79,794	73,410
Zuffa LLC term loan 2.5% 6/19/15 (f)	3,034,326	2,457,804
		2,531,214
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 7.995% 8/6/12 (f)	1,200,000	600,000
Las Vegas Sands LLC:
term loan 2.18% 5/23/14 (f)	155,096	95,384
Tranche B, term loan 2.18% 5/23/14 (f)	735,381	452,259
		1,147,643
Healthcare - 1.2%
Community Health Systems, Inc.:
term loan 3.4536% 7/25/14 (f)	4,437,585	3,993,826
Tranche DD, term loan 2.6775% 7/25/14 (f)	226,432	203,788
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (f)	2,481,543	2,245,797
PTS Acquisition Corp. term loan 2.6775% 4/10/14 (f)	1,027,569	750,125
		7,193,536
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (f)	287,632	186,961
Tranche B, term loan 4.1769% 10/10/13 (f)	1,068,348	694,426
Tranche DD, term loan 4.1586% 10/10/13 (f)	427,828	278,088
		1,159,475
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 3.2364% 12/20/12 (f)	3,480,490	3,254,258
Publishing/Printing - 0.1%
Newsday LLC term loan 9.75% 8/1/13	335,000	324,950
Services - 0.4%
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (f)	37,633	34,058
term loan 3.095% 1/26/14 (f)	592,367	536,092
Floating Rate Loans - continued
	Principal Amount	Value
Services - continued
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (f)	$ 298,198	$ 237,067
Tranche B, term loan 2.2151% 12/21/12 (f)	1,632,710	1,298,004
Penhall International Corp. term loan 9.995% 4/1/12 pay-in-kind (f)	1,012,173	202,435
		2,307,656
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 2.6958% 10/31/13 (f)	2,194,762	1,547,307
Super Retail - 0.2%
Dollar General Corp. Tranche B1, term loan 3.4897% 7/6/14 (f)	1,345,000	1,237,400
Technology - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 3.1251% 10/1/14 (f)	1,245,249	996,199
Tranche B-A1, term loan 3.3813% 10/1/14 (f)	307,923	246,338
Tranche B-B, term loan 3.4575% 10/1/12 (f)	653,342	588,008
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (f)	1,234,142	876,241
Tranche 2LN, term loan 6.97% 6/11/15 (f)	1,250,000	625,000
SunGard Data Systems, Inc. term loan 2.6701% 2/28/14 (f)	835,725	752,153
		4,083,939
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (f)	1,635,000	1,520,550
Intelsat Jackson Holdings Ltd. term loan 3.5006% 2/1/14 (f)	1,335,000	1,068,000
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (f)	420,245	328,819
		2,917,369
Textiles & Apparel - 0.3%
Hanesbrands, Inc.:
term loan 4.8419% 3/5/14 (f)	120,000	106,800
Tranche B 1LN, term loan 5.8031% 9/5/13 (f)	379,302	369,820
Levi Strauss & Co. term loan 2.6981% 4/4/14 (f)	1,900,000	1,311,000
		1,787,620
TOTAL FLOATING RATE LOANS (Cost $49,935,433)		46,188,773
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (a) (Cost $30,303,135)	30,303,135	$ 30,303,135
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $624,590,999)		581,233,335
NET OTHER ASSETS - 0.2%		1,259,938
NET ASSETS - 100%		$ 582,493,273
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,556,544 or 16.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,190
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 581,233,335	$ 30,303,135	$ 550,330,200	$ 600,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(180,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	780,000
Ending Balance	$ 600,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Bermuda	5.0%
Canada	2.7%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $17,559,932 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $594,287,864)	$ 550,930,200
Fidelity Central Funds (cost $30,303,135)	30,303,135
Total Investments (cost $624,590,999)		$ 581,233,335
Cash		206,930
Receivable for investments sold		4,358,658
Receivable for fund shares sold		4,056,764
Interest receivable		12,905,128
Distributions receivable from Fidelity Central Funds		13,707
Prepaid expenses		2,714
Receivable from investment adviser for expense reductions		14,539
Other receivables		392
Total assets		602,792,167

Liabilities
Payable for investments purchased	$ 18,589,039
Payable for fund shares redeemed	625,207
Distributions payable	553,735
Accrued management fee	256,939
Distribution fees payable	124,293
Other affiliated payables	105,517
Other payables and accrued expenses	44,164
Total liabilities		20,298,894

Net Assets		$ 582,493,273
Net Assets consist of:
Paid in capital		$ 681,676,686
Undistributed net investment income		4,058,321
Accumulated undistributed net realized gain (loss) on investments		(59,874,582)
Net unrealized appreciation (depreciation) on investments		(43,367,152)
Net Assets		$ 582,493,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,541,387 ÷ 29,061,797 shares)	$ 6.90

Maximum offering price per share (100/96.00 of $6.90)	$ 7.19
Class T: Net Asset Value and redemption price per share ($84,426,053 ÷ 12,250,383 shares)	$ 6.89

Maximum offering price per share (100/96.00 of $6.89)	$ 7.18
Class B: Net Asset Value and offering price per share ($25,978,762 ÷ 3,772,452 shares)A	$ 6.89

Class C: Net Asset Value and offering price per share ($67,434,366 ÷ 9,791,267 shares)A	$ 6.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,112,705 ÷ 29,542,909 shares)	$ 6.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 101,063
Interest		21,865,125
Income from Fidelity Central Funds		100,190
Total income		22,066,378

Expenses
Management fee	$ 1,173,780
Transfer agent fees	455,309
Distribution fees	550,659
Accounting fees and expenses	84,868
Custodian fees and expenses	9,850
Independent trustees' compensation	1,438
Registration fees	74,273
Audit	32,738
Legal	1,534
Miscellaneous	3,280
Total expenses before reductions	2,387,729
Expense reductions	(115,742)	2,271,987
Net investment income		19,794,391
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(42,057,976)
Change in net unrealized appreciation (depreciation) on investment securities		78,443,920
Net gain (loss)		36,385,944
Net increase (decrease) in net assets resulting from operations		$ 56,180,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,794,391	$ 33,757,784
Net realized gain (loss)	(42,057,976)	(18,100,019)
Change in net unrealized appreciation (depreciation)	78,443,920	(117,712,813)
Net increase (decrease) in net assets resulting from operations	56,180,335	(102,055,048)
Distributions to shareholders from net investment income	(18,189,665)	(32,372,651)
Distributions to shareholders from net realized gain	-	(3,076,324)
Total distributions	(18,189,665)	(35,448,975)
Share transactions - net increase (decrease)	216,025,987	(721,027)
Redemption fees	182,888	80,195
Total increase (decrease) in net assets	254,199,545	(138,144,855)

Net Assets
Beginning of period	328,293,728	466,438,583
End of period (including undistributed net investment income of $4,058,321 and undistributed net investment income of $2,453,595, respectively)	$ 582,493,273	$ 328,293,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59	$ 9.33
Income from Investment Operations
Net investment income E	.307	.645	.661	.634	.615	.675
Net realized and unrealized gain (loss)	.400	(2.616)	(.078)	.214	(.288)	.267
Total from investment operations	.707	(1.971)	.583	.848	.327	.942
Distributions from net investment income	(.290)	(.621)	(.664)	(.613)	(.629)	(.683)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.290)	(.681)	(.714)	(.748)	(.769)	(.683)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.90	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59
Total Return B, C, D	11.44%	(23.03)%	6.46%	9.82%	3.53%	10.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12% A	1.12%	1.04%	1.01%	1.02%	1.01%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.04%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10% A	1.10%	1.03%	1.00%	1.00%	1.00%
Net investment income	9.76% A	7.65%	7.11%	6.95%	6.58%	7.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,541	$ 89,571	$ 110,703	$ 130,666	$ 115,345	$ 94,349
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58	$ 9.33
Income from Investment Operations
Net investment income E	.306	.645	.654	.624	.607	.668
Net realized and unrealized gain (loss)	.392	(2.606)	(.077)	.215	(.289)	.255
Total from investment operations	.698	(1.961)	.577	.839	.318	.923
Distributions from net investment income	(.291)	(.621)	(.658)	(.604)	(.620)	(.674)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.291)	(.681)	(.708)	(.739)	(.760)	(.674)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.89	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58
Total Return B, C, D	11.29%	(22.94)%	6.40%	9.73%	3.43%	10.29%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.19%	1.15%	1.18%	1.19%	1.19%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	9.76% A	7.65%	7.04%	6.85%	6.49%	7.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,426	$ 43,018	$ 57,798	$ 68,487	$ 69,091	$ 91,707
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Income from Investment Operations
Net investment income E	.286	.593	.593	.565	.546	.606
Net realized and unrealized gain (loss)	.401	(2.609)	(.086)	.215	(.279)	.256
Total from investment operations	.687	(2.016)	.507	.780	.267	.862
Distributions from net investment income	(.270)	(.566)	(.598)	(.545)	(.559)	(.613)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.270)	(.626)	(.648)	(.680)	(.699)	(.613)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.89	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Total Return B, C, D	11.12%	(23.47)%	5.61%	9.03%	2.87%	9.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.82%	1.79%	1.81%	1.81%	1.80%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	9.11% A	7.00%	6.39%	6.20%	5.84%	6.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,979	$ 21,429	$ 41,049	$ 51,362	$ 64,804	$ 79,997
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Income from Investment Operations
Net investment income E	.283	.583	.584	.556	.536	.597
Net realized and unrealized gain (loss)	.401	(2.608)	(.085)	.215	(.278)	.256
Total from investment operations	.684	(2.025)	.499	.771	.258	.853
Distributions from net investment income	(.267)	(.557)	(.590)	(.536)	(.550)	(.604)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.267)	(.617)	(.640)	(.671)	(.690)	(.604)
Redemption fees added to paid in capital E	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.89	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Total Return B, C, D	11.06%	(23.54)%	5.51%	8.92%	2.77%	9.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.86%	1.84%	1.86%	1.87%	1.87%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.85%	1.84%	1.85%	1.85%	1.85%
Net investment income	9.00% A	6.90%	6.30%	6.10%	5.74%	6.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,434	$ 30,619	$ 50,700	$ 52,796	$ 56,036	$ 64,187
Portfolio turnover rate G	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60	$ 9.34
Income from Investment Operations
Net investment income D	.315	.669	.678	.648	.630	.690
Net realized and unrealized gain (loss)	.400	(2.619)	(.078)	.214	(.289)	.267
Total from investment operations	.715	(1.950)	.600	.862	.341	.957
Distributions from net investment income	(.298)	(.642)	(.681)	(.627)	(.643)	(.698)
Distributions from net realized gain	-	(.060)	(.050)	(.135)	(.140)	-
Total distributions	(.298)	(.702)	(.731)	(.762)	(.783)	(.698)
Redemption fees added to paid in capital D	.003	.002	.001	.010	.002	.001
Net asset value, end of period	$ 6.91	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60
Total Return B, C	11.57%	(22.81)%	6.65%	9.98%	3.68%	10.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.92%	.90%	.91%	.91%	.90%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	10.01% A	7.90%	7.29%	7.10%	6.73%	7.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,113	$ 143,656	$ 206,188	$ 208,205	$ 200,804	$ 171,625
Portfolio turnover rate F	33% A	62%	69%	72%	115%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent, distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,999,938
Unrealized depreciation	(66,308,661)
Net unrealized appreciation (depreciation)	$ (40,308,723)
Cost for federal income tax purposes	$ 621,542,058

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $269,722,993 and $64,303,398, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 167,043	$ 11,460
Class T	0%	.25%	71,250	1,146
Class B	.65%	.25%	97,959	71,458
Class C	.75%	.25%	214,407	55,258
			$ 550,659	$ 139,322

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,794
Class T	14,725
Class B*	31,110
Class C*	4,292
$ 82,921

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 126,910.19
Class T	74,454.26
Class B	26,223.24
Class C	45,637.22
Institutional Class	182,085.24
	$ 455,309

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,148 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 15,068
Class T	1.10%	27,246
Class B	1.75%	9,200
Class C	1.85%	11,237
Institutional Class	.85%	51,981
		$ 114,732

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $1,010.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 5,862,729	$ 8,030,841
Class T	2,511,664	4,122,743
Class B	916,020	2,198,504
Class C	1,719,376	2,999,539
Institutional Class	7,179,876	15,021,024
Total	$ 18,189,665	$ 32,372,651
From net realized gain
Class A	$ -	$ 735,240
Class T	-	375,276
Class B	-	262,402
Class C	-	323,637
Institutional Class	-	1,379,769
Total	$ -	$ 3,076,324

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	19,058,438	5,333,736	$ 120,128,146	$ 44,749,660
Reinvestment of distributions	751,233	831,902	4,815,594	6,937,182
Shares redeemed	(4,561,669)	(4,481,815)	(28,599,571)	(36,960,786)
Net increase (decrease)	15,248,002	1,683,823	$ 96,344,169	$ 14,726,056
Class T
Shares sold	6,800,112	2,195,690	$ 43,464,734	$ 18,489,876
Reinvestment of distributions	319,184	428,476	2,041,319	3,575,237
Shares redeemed	(1,511,297)	(2,321,887)	(9,487,238)	(18,922,162)
Net increase (decrease)	5,607,999	302,279	$ 36,018,815	$ 3,142,951
Class B
Shares sold	1,243,786	543,885	$ 7,923,967	$ 4,520,569
Reinvestment of distributions	90,336	178,263	573,773	1,498,212
Shares redeemed	(872,972)	(1,916,729)	(5,500,610)	(16,089,285)
Net increase (decrease)	461,150	(1,194,581)	$ 2,997,130	$ (10,070,504)
Class C
Shares sold	5,775,618	1,624,114	$ 37,063,409	$ 13,753,212
Reinvestment of distributions	181,433	258,988	1,161,065	2,173,136
Shares redeemed	(896,645)	(2,717,087)	(5,611,951)	(22,288,170)
Net increase (decrease)	5,060,406	(833,985)	$ 32,612,523	$ (6,361,822)
Institutional Class
Shares sold	11,790,454	7,592,637	$ 75,634,012	$ 63,995,035
Reinvestment of distributions	1,040,865	1,793,415	6,633,077	15,019,523
Shares redeemed	(5,416,970)	(9,825,313)	(34,213,739)	(81,172,266)
Net increase (decrease)	7,414,349	(439,261)	$ 48,053,350	$ (2,157,708)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHII-USAN-0609
1.784885.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 958.40	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 956.60	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 954.00	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 955.10	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 960.20	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Avnet, Inc.	1.4	1.0
Arrow Electronics, Inc.	1.3	0.9
The Stanley Works	1.2	0.9
JPMorgan Chase & Co.	1.1	1.3
National Semiconductor Corp.	1.0	1.0
Williams-Sonoma, Inc.	1.0	0.5
The Western Union Co.	1.0	0.8
Fairchild Semiconductor International, Inc.	0.9	0.7
Xerox Corp.	0.9	1.1
Brinker International, Inc.	0.9	0.4
	10.7
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.6	21.3
Information Technology	18.1	15.7
Financials	17.2	20.4
Industrials	13.1	12.6
Energy	6.7	6.9
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks and Investment Companies 96.9%		Stocks and Investment Companies 98.7%
	Convertible Securities 2.7%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	11.8%	** Foreign investments	9.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 1.2%
Gentex Corp.	8,651	$ 115,664
Johnson Controls, Inc.	8,972	170,558
The Goodyear Tire & Rubber Co. (a)	50,600	556,094
		842,316
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	1,300	44,597
Fiat SpA	5,979	58,438
Harley-Davidson, Inc. (e)	1,996	44,231
Renault SA	4,055	129,988
Thor Industries, Inc.	4,400	101,156
Winnebago Industries, Inc.	23,991	211,361
		589,771
Diversified Consumer Services - 1.1%
Brinks Home Security Holdings, Inc. (a)	391	10,393
DeVry, Inc.	1,000	42,560
H&R Block, Inc.	34,900	528,386
Regis Corp.	6,200	118,668
Service Corp. International	14,800	67,044
		767,051
Hotels, Restaurants & Leisure - 4.7%
Aristocrat Leisure Ltd.	3	8
Brinker International, Inc.	34,930	618,960
Burger King Holdings, Inc.	10,300	168,302
Carnival Corp. unit	22,700	610,176
Penn National Gaming, Inc. (a)	15,991	544,014
Royal Caribbean Cruises Ltd.	31,160	458,987
Starwood Hotels & Resorts Worldwide, Inc.	9,864	205,763
Vail Resorts, Inc. (a)	4,100	119,720
WMS Industries, Inc. (a)	10,176	326,751
Wyndham Worldwide Corp.	13,600	158,848
		3,211,529
Household Durables - 6.2%
Black & Decker Corp.	13,205	532,162
Centex Corp.	30,400	332,576
Ethan Allen Interiors, Inc.	26,800	360,460
Jarden Corp. (a)	15,500	311,550
KB Home	6,600	119,262
La-Z-Boy, Inc.	13,300	35,378
Leggett & Platt, Inc.	34,400	493,984
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	21,000	$ 219,450
Pulte Homes, Inc.	18,100	208,331
Sealy Corp., Inc. (a)	24,800	87,792
Tempur-Pedic International, Inc.	16,400	210,904
The Stanley Works	20,860	793,306
Whirlpool Corp.	11,700	528,372
		4,233,527
Leisure Equipment & Products - 0.7%
Brunswick Corp.	39,630	236,987
Eastman Kodak Co.	49,320	150,426
Pool Corp. (e)	4,500	80,370
		467,783
Media - 2.4%
Cinemark Holdings, Inc.	457	4,067
Comcast Corp. Class A (special) (non-vtg.)	9,700	142,396
Discovery Communications, Inc. Class C (a)	17,549	307,458
Interpublic Group of Companies, Inc. (a)	2,200	13,772
Lamar Advertising Co. Class A (a)(e)	9,944	168,054
Live Nation, Inc. (a)	14,762	57,719
Omnicom Group, Inc.	5,809	182,809
Regal Entertainment Group Class A	14,962	195,404
Scripps Networks Interactive, Inc. Class A	9,162	251,405
Virgin Media, Inc.	30,414	234,796
WPP PLC	17,000	116,269
		1,674,149
Multiline Retail - 0.6%
Macy's, Inc.	16,000	218,880
Nordstrom, Inc. (e)	8,900	201,407
		420,287
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	6,200	271,250
AnnTaylor Stores Corp. (a)	18,583	137,328
Asbury Automotive Group, Inc.	17,553	169,738
AutoNation, Inc. (a)	3,400	60,214
AutoZone, Inc. (a)	300	49,917
Best Buy Co., Inc.	1,900	72,922
Collective Brands, Inc. (a)	2,200	31,944
Gap, Inc.	7,179	111,562
Group 1 Automotive, Inc. (e)	12,939	275,601
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	11,181	$ 127,687
OfficeMax, Inc.	38,115	283,957
PetSmart, Inc.	15,824	362,053
Sherwin-Williams Co.	2,700	152,928
Staples, Inc.	23,124	476,817
Talbots, Inc. (e)	11,360	26,810
Williams-Sonoma, Inc. (e)	48,351	676,914
		3,287,642
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	44,104	209,053
VF Corp.	3,400	201,518
		410,571
TOTAL CONSUMER DISCRETIONARY		15,904,626
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Anheuser-Busch InBev NV	7,700	235,652
Carlsberg AS:
Series A	1,925	92,479
Series B	1,750	84,135
Coca-Cola Enterprises, Inc.	12,360	210,862
		623,128
Food & Staples Retailing - 1.5%
Safeway, Inc.	4,500	88,875
SUPERVALU, Inc.	16,200	264,870
Sysco Corp.	23,800	555,254
Winn-Dixie Stores, Inc. (a)	9,957	114,107
		1,023,106
Food Products - 0.7%
Cermaq ASA	9,200	55,447
Marine Harvest ASA (a)	378,000	170,300
Tyson Foods, Inc. Class A	19,795	208,639
		434,386
Household Products - 0.3%
Energizer Holdings, Inc. (a)	3,900	223,470
Personal Products - 0.7%
Avon Products, Inc.	22,000	500,720
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.1%
Lorillard, Inc.	1,200	$ 75,756
TOTAL CONSUMER STAPLES		2,880,566
ENERGY - 6.7%
Energy Equipment & Services - 2.3%
BJ Services Co.	13,913	193,252
ENSCO International, Inc.	2,000	56,560
Nabors Industries Ltd. (a)	10,560	160,618
National Oilwell Varco, Inc. (a)	9,733	294,715
Noble Corp.	1,587	43,373
Patterson-UTI Energy, Inc.	14,400	183,024
Pride International, Inc. (a)	5,100	115,770
Smith International, Inc.	8,300	214,555
Weatherford International Ltd. (a)	18,574	308,886
		1,570,753
Oil, Gas & Consumable Fuels - 4.4%
Cabot Oil & Gas Corp.	10,000	301,900
Canadian Natural Resources Ltd.	5,200	239,725
Chesapeake Energy Corp.	6,200	122,202
Cimarex Energy Co.	1,700	45,730
EOG Resources, Inc.	5,800	368,184
EXCO Resources, Inc. (a)	16,700	196,726
Hess Corp.	5,450	298,606
Marathon Oil Corp.	1,500	44,550
Petrohawk Energy Corp. (a)	10,300	243,080
Plains Exploration & Production Co. (a)	3,300	62,271
Range Resources Corp.	3,200	127,904
Southwestern Energy Co. (a)	6,900	247,434
Suncor Energy, Inc.	11,900	299,482
Ultra Petroleum Corp. (a)	9,100	389,480
		2,987,274
TOTAL ENERGY		4,558,027
FINANCIALS - 16.3%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	5,494	144,767
Bank of New York Mellon Corp.	18,217	464,169
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	3,141	$ 120,991
TD Ameritrade Holding Corp. (a)	17,752	282,434
		1,012,361
Commercial Banks - 3.7%
Associated Banc-Corp.	11,391	176,219
Boston Private Financial Holdings, Inc.	11,505	53,038
CapitalSource, Inc.	30,853	95,336
Comerica, Inc.	10,200	213,996
KeyCorp	45,732	281,252
M&T Bank Corp.	1,595	83,658
PNC Financial Services Group, Inc.	11,800	468,460
Susquehanna Bancshares, Inc., Pennsylvania	3,512	28,307
TCF Financial Corp.	12,800	178,048
U.S. Bancorp, Delaware	13,700	249,614
Wells Fargo & Co.	21,442	429,054
Zions Bancorp (e)	24,058	262,954
		2,519,936
Consumer Finance - 1.3%
American Express Co.	12,023	303,220
Capital One Financial Corp.	24,000	401,760
Discover Financial Services	20,153	163,844
		868,824
Diversified Financial Services - 1.6%
Bank of America Corp.	35,178	314,140
Gimv NV	100	4,988
JPMorgan Chase & Co.	23,414	772,662
		1,091,790
Insurance - 3.1%
Everest Re Group Ltd.	2,588	193,168
Lincoln National Corp.	7,500	84,300
Loews Corp.	14,060	349,953
Marsh & McLennan Companies, Inc.	26,869	566,667
MetLife, Inc.	3,600	107,100
PartnerRe Ltd.	3,500	238,665
Transatlantic Holdings, Inc.	1,200	45,516
Unum Group	12,467	203,711
Willis Group Holdings Ltd.	10,600	291,606
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
XL Capital Ltd. Class A	2,200	$ 20,922
Zenith National Insurance Corp.	100	2,279
		2,103,887
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc. (e)	5,700	207,936
Camden Property Trust (SBI)	7,000	189,910
Digital Realty Trust, Inc.	6,100	219,661
Duke Realty LP	9,200	89,884
HCP, Inc.	16,200	355,590
Highwoods Properties, Inc. (SBI)	10,630	255,014
Host Hotels & Resorts, Inc.	14,400	110,736
Kimco Realty Corp.	2,360	28,367
ProLogis Trust	37,626	342,773
SL Green Realty Corp.	4,300	75,938
Tanger Factory Outlet Centers, Inc.	4,310	143,609
The Macerich Co. (e)	14,600	255,938
Vornado Realty Trust	10,128	495,158
Weingarten Realty Investors (SBI) (e)	4,100	63,714
		2,834,228
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	16,700	124,749
CB Richard Ellis Group, Inc. Class A (a)	43,189	323,918
		448,667
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	26,600	300,846
TOTAL FINANCIALS		11,180,539
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.2%
Cooper Companies, Inc.	3,752	107,870
Orthofix International NV (a)	1,600	27,280
		135,150
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (e)	17,449	179,899
Community Health Systems, Inc. (a)	4,285	97,869
Emeritus Corp. (a)	8,604	77,780
HealthSouth Corp. (a)	11,593	108,626
Henry Schein, Inc. (a)	6,946	285,064
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	5,400	$ 199,800
Universal Health Services, Inc. Class B	7,340	369,936
VCA Antech, Inc. (a)	6,569	164,356
		1,483,330
Health Care Technology - 0.4%
IMS Health, Inc.	23,889	300,046
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	4,441	44,943
King Pharmaceuticals, Inc. (a)	20,800	163,904
Sepracor, Inc. (a)	5,100	72,471
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,544	67,766
		349,084
TOTAL HEALTH CARE		2,267,610
INDUSTRIALS - 13.0%
Aerospace & Defense - 0.6%
Heico Corp. Class A	7,782	194,161
Honeywell International, Inc.	7,040	219,718
		413,879
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	10,200	533,868
Airlines - 0.1%
Delta Air Lines, Inc. (a)	14,800	91,316
Building Products - 1.1%
Masco Corp.	43,970	389,574
Owens Corning (a)	19,540	349,766
		739,340
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. (a)	30,193	63,103
Cintas Corp.	5,600	143,696
Clean Harbors, Inc. (a)	1,742	87,274
Consolidated Graphics, Inc. (a)	6,698	130,075
R.R. Donnelley & Sons Co.	30,249	352,401
Republic Services, Inc.	25,573	537,033
		1,313,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	27,330	$ 230,119
URS Corp. (a)	1,890	83,273
		313,392
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3,100	89,094
Cooper Industries Ltd. Class A	6,324	207,364
Regal-Beloit Corp.	1,647	66,918
Sunpower Corp. Class B (a)	5,526	140,139
		503,515
Machinery - 3.7%
Albany International Corp. Class A	14,039	130,282
Briggs & Stratton Corp.	13,680	203,558
Crane Co.	500	11,545
Cummins, Inc.	10,534	358,156
Deere & Co.	5,400	222,804
Eaton Corp.	5,150	225,570
Harsco Corp.	800	22,040
Illinois Tool Works, Inc.	15,700	514,960
Ingersoll-Rand Co. Ltd. Class A	7,800	169,806
Navistar International Corp. (a)	7,400	279,720
Oshkosh Co.	1,950	18,720
Pentair, Inc.	15,000	399,600
		2,556,761
Marine - 0.1%
Alexander & Baldwin, Inc.	1,500	39,960
Professional Services - 1.4%
Experian PLC	16,400	107,948
IHS, Inc. Class A (a)	6,550	270,908
Manpower, Inc.	7,620	328,346
Monster Worldwide, Inc. (a)	17,240	237,912
		945,114
Road & Rail - 1.6%
Canadian National Railway Co.	6,410	259,140
Con-way, Inc.	21,650	536,487
Ryder System, Inc.	11,512	318,767
		1,114,394
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	2,700	$ 226,476
WESCO International, Inc. (a)	2,800	72,800
		299,276
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	20,348	50,463
TOTAL INDUSTRIALS		8,914,860
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.8%
Corning, Inc.	18,600	271,932
Motorola, Inc.	54,650	302,215
		574,147
Computers & Peripherals - 1.3%
Gemalto NV (a)	3,130	98,529
NCR Corp. (a)	30,200	306,530
NetApp, Inc. (a)	24,200	442,860
Seagate Technology	7,400	60,384
		908,303
Electronic Equipment & Components - 5.2%
Agilent Technologies, Inc. (a)	33,100	604,406
Arrow Electronics, Inc. (a)	39,482	897,821
Avnet, Inc. (a)	43,453	951,184
Flextronics International Ltd. (a)	112,770	437,548
Itron, Inc. (a)	3,687	169,602
Tyco Electronics Ltd.	29,412	512,945
		3,573,506
Internet Software & Services - 1.1%
eBay, Inc. (a)	3,900	64,233
VeriSign, Inc. (a)	17,743	365,151
Yahoo!, Inc. (a)	23,100	330,099
		759,483
IT Services - 2.2%
Accenture Ltd. Class A	8,600	253,098
Lender Processing Services, Inc.	12,202	349,709
The Western Union Co.	39,332	658,811
Visa, Inc.	2,736	177,731
Wright Express Corp. (a)	2,601	59,511
		1,498,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.9%
Xerox Corp.	102,170	$ 624,259
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	44,500	543,345
ASML Holding NV (NY Shares)	25,155	532,028
Fairchild Semiconductor International, Inc. (a)	101,931	627,895
International Rectifier Corp. (a)	900	15,192
KLA-Tencor Corp.	3,300	91,542
Lam Research Corp. (a)	2,700	75,276
Maxim Integrated Products, Inc.	19,000	257,450
Micron Technology, Inc. (a)	45,463	221,859
MKS Instruments, Inc. (a)	12,152	190,179
National Semiconductor Corp.	56,900	703,853
Standard Microsystems Corp. (a)	9,253	146,753
Varian Semiconductor Equipment Associates, Inc. (a)	10,319	264,063
		3,669,435
Software - 1.1%
BMC Software, Inc. (a)	1,100	38,137
CA, Inc.	15,089	260,285
Electronic Arts, Inc. (a)	17,000	345,950
Misys PLC	40,882	83,410
		727,782
TOTAL INFORMATION TECHNOLOGY		12,335,775
MATERIALS - 6.4%
Chemicals - 2.5%
Albemarle Corp.	13,823	370,733
Arkema sponsored ADR	6,582	152,373
Ashland, Inc.	5,400	118,584
Celanese Corp. Class A	6,700	139,628
Cytec Industries, Inc.	4,160	82,618
FMC Corp.	3,600	175,428
H.B. Fuller Co.	13,200	233,112
Lubrizol Corp.	6,539	282,616
Solutia, Inc. (a)	13,740	51,662
W.R. Grace & Co. (a)	12,100	106,843
		1,713,597
Construction Materials - 0.2%
Vulcan Materials Co.	3,163	150,401
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.8%
Ball Corp.	10,010	$ 377,577
Owens-Illinois, Inc. (a)	22,315	544,263
Rock-Tenn Co. Class A	6,999	264,282
		1,186,122
Metals & Mining - 1.8%
Alcoa, Inc.	17,970	162,988
Barrick Gold Corp.	4,900	141,877
Commercial Metals Co.	13,800	205,344
Eldorado Gold Corp. (a)	6,900	54,818
Goldcorp, Inc.	1,600	43,739
Lihir Gold Ltd. (a)	43,985	95,944
Newcrest Mining Ltd.	6,424	139,846
Newmont Mining Corp.	4,800	193,152
Randgold Resources Ltd. sponsored ADR	3,900	188,760
		1,226,468
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	2,400	84,624
TOTAL MATERIALS		4,361,212
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	160	4,344
Qwest Communications International, Inc. (e)	129,000	501,810
Telefonica SA	1,000	18,941
		525,095
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	53,500	233,260
TOTAL TELECOMMUNICATION SERVICES		758,355
UTILITIES - 4.5%
Electric Utilities - 3.2%
Allegheny Energy, Inc.	17,055	442,066
American Electric Power Co., Inc.	5,822	153,584
Edison International	3,900	111,189
Entergy Corp.	8,370	542,125
Exelon Corp.	9,150	422,090
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	7,900	$ 323,110
PPL Corp.	7,288	217,984
		2,212,148
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	32,730	231,401
Dynegy, Inc. Class A (a)	25,887	46,079
NRG Energy, Inc. (a)	10,600	190,588
		468,068
Multi-Utilities - 0.6%
Sempra Energy	8,373	385,325
TOTAL UTILITIES		3,065,541
TOTAL COMMON STOCKS (Cost $106,577,288)		66,227,111
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 11.50%	800	77,037
FINANCIALS - 0.8%
Capital Markets - 0.2%
Legg Mason, Inc. 7.00%	3,800	82,821
Commercial Banks - 0.5%
Fifth Third Bancorp 8.50%	1,500	86,490
Huntington Bancshares, Inc. 8.50%	400	204,000
KeyCorp Series A, 7.75%	400	26,200
UCBH Holdings, Inc. Series B, 8.50%	90	27,202
		343,892
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	5,100	77,627
TOTAL FINANCIALS		504,340
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	100	$ 84,375
TOTAL CONVERTIBLE PREFERRED STOCKS		665,752
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	9,849	56,476
TOTAL PREFERRED STOCKS (Cost $1,283,058)		722,228
Investment Companies - 0.1%

Ares Capital Corp. (Cost $250,111)	14,984	87,956
Convertible Bonds - 1.7%
	Principal Amount
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.3%
BorgWarner, Inc. 3.5% 4/15/12	$ 40,000	45,964
Johnson Controls, Inc. 6.5% 9/30/12	80,000	143,929
		189,893
Automobiles - 0.8%
Ford Motor Co. 4.25% 12/15/36	700,000	545,440
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	20,000	27,834
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	20,000	29,162
TOTAL CONSUMER DISCRETIONARY		792,329
Convertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	$ 50,000	$ 48,875
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	172,000	42,570
TOTAL FINANCIALS		91,445
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	40,000	47,092
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	30,000	32,529
TOTAL INDUSTRIALS		79,621
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	30,000	34,950
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	40,000	63,100
Newmont Mining Corp. 3% 2/15/12	40,000	47,550
United States Steel Corp. 4% 5/15/14	50,000	53,375
		164,025
TOTAL CONVERTIBLE BONDS (Cost $962,017)		1,162,370
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	268,178	$ 268,178
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,507,729	2,507,729
TOTAL MONEY MARKET FUNDS (Cost $2,775,907)		2,775,907
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $111,848,381)		70,975,572
NET OTHER ASSETS - (3.6)%		(2,454,223)
NET ASSETS - 100%		$ 68,521,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,445 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,444
Fidelity Securities Lending Cash Central Fund	42,214
Total	$ 44,658
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 70,975,572	$ 68,020,053	$ 2,955,519	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.2%
Bermuda	2.9%
Canada	2.3%
Others (individually less than 1%)	6.6%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $5,638,038 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,497,514) - See accompanying schedule: Unaffiliated issuers (cost $109,072,474)	$ 68,199,665
Fidelity Central Funds (cost $2,775,907)	2,775,907
Total Investments (cost $111,848,381)		$ 70,975,572
Receivable for investments sold		472,625
Receivable for fund shares sold		129,290
Dividends receivable		52,953
Interest receivable		12,612
Distributions receivable from Fidelity Central Funds		3,904
Prepaid expenses		758
Other receivables		1,438
Total assets		71,649,152

Liabilities
Payable for investments purchased	$ 332,387
Payable for fund shares redeemed	181,822
Accrued management fee	35,749
Distribution fees payable	23,023
Other affiliated payables	18,191
Other payables and accrued expenses	28,902
Collateral on securities loaned, at value	2,507,729
Total liabilities		3,127,803

Net Assets		$ 68,521,349
Net Assets consist of:
Paid in capital		$ 141,386,671
Distributions in excess of net investment income		(2,181)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,990,066)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(40,873,075)
Net Assets		$ 68,521,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,126,365 ÷ 4,298,293 shares)	$ 7.94

Maximum offering price per share (100/94.25 of $7.94)	$ 8.42
Class T: Net Asset Value and redemption price per share ($16,954,904 ÷ 2,148,429 shares)	$ 7.89

Maximum offering price per share (100/96.50 of $7.89)	$ 8.18
Class B: Net Asset Value and offering price per share ($4,418,333 ÷ 569,771 shares)A	$ 7.75

Class C: Net Asset Value and offering price per share ($8,067,861 ÷ 1,042,405 shares)A	$ 7.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,953,886 ÷ 620,189 shares)	$ 7.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 835,039
Interest		13,296
Income from Fidelity Central Funds		44,658
Total income		892,993

Expenses
Management fee	$ 199,267
Transfer agent fees	100,626
Distribution fees	144,029
Accounting and security lending fees	14,282
Custodian fees and expenses	23,369
Independent trustees' compensation	286
Registration fees	53,990
Audit	25,344
Legal	574
Miscellaneous	854
Total expenses before reductions	562,621
Expense reductions	(68,590)	494,031
Net investment income (loss)		398,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,166,814)
Foreign currency transactions	4,994
Total net realized gain (loss)		(26,161,820)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,882,487
Assets and liabilities in foreign currencies	81
Total change in net unrealized appreciation (depreciation)		17,882,568
Net gain (loss)		(8,279,252)
Net increase (decrease) in net assets resulting from operations		$ (7,880,290)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 398,962	$ 734,528
Net realized gain (loss)	(26,161,820)	(5,911,477)
Change in net unrealized appreciation (depreciation)	17,882,568	(80,878,614)
Net increase (decrease) in net assets resulting from operations	(7,880,290)	(86,055,563)
Distributions to shareholders from net investment income	(401,567)	-
Distributions to shareholders from net realized gain	-	(11,178,467)
Total distributions	(401,567)	(11,178,467)
Share transactions - net increase (decrease)	(14,572,587)	(6,964,049)
Total increase (decrease) in net assets	(22,854,444)	(104,198,079)

Net Assets
Beginning of period	91,375,793	195,573,872
End of period (including distributions in excess of net investment income of $2,181 and undistributed net investment income of $520,308, respectively)	$ 68,521,349	$ 91,375,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.08	.03	.03	.01	(.02) H
Net realized and unrealized gain (loss)	(.40)	(7.33)	2.18	2.25	1.64	1.12
Total from investment operations	(.35)	(7.25)	2.21	2.28	1.65	1.10
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.97)	(.43)	(.23)	(.03)	-
Total distributions	(.04)	(.97)	(.43)	(.23)	(.03)	-
Net asset value, end of period	$ 7.94	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Total Return B, C, D	(4.16)%	(46.38)%	15.28%	18.11%	14.84%	11.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.44% A	1.34%	1.25%	1.35%	1.62%	4.33% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.27%	1.50% A
Expenses net of all reductions	1.25% A	1.25%	1.24%	1.24%	1.26%	1.48% A
Net investment income (loss)	1.30% A	.65%	.22%	.24%	.04%	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,126	$ 39,288	$ 75,384	$ 47,960	$ 15,657	$ 2,543
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	- K	- K	(.03)	(.04) H
Net realized and unrealized gain (loss)	(.40)	(7.30)	2.16	2.23	1.64	1.12
Total from investment operations	(.36)	(7.25)	2.16	2.23	1.61	1.08
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.39)	(.20)	(.02)	-
Total distributions	(.04)	(.93)	(.39)	(.20)	(.02)	-
Net asset value, end of period	$ 7.89	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Total Return B, C, D	(4.34)%	(46.50)%	15.01%	17.78%	14.54%	10.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.70% A	1.59%	1.49%	1.59%	1.86%	4.29% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.49%	1.50%	1.53%	1.75% A
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.49%	1.52%	1.73% A
Net investment income (loss)	1.05% A	.40%	(.03)%	(.01)%	(.21)%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,955	$ 22,523	$ 53,229	$ 43,716	$ 22,938	$ 5,581
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(.40)	(7.20)	2.14	2.22	1.64	1.11
Total from investment operations	(.38)	(7.21)	2.06	2.15	1.55	1.03
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.15)	(.01)	-
Total distributions	(.03)	(.93)	(.33)	(.15)	(.01)	-
Net asset value, end of period	$ 7.75	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Total Return B, C, D	(4.60)%	(46.75)%	14.39%	17.21%	14.01%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.20% A	2.10%	2.03%	2.15%	2.44%	5.09% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.04%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	.55% A	(.10)%	(.54)%	(.51)%	(.72)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,418	$ 5,919	$ 15,565	$ 14,625	$ 12,084	$ 3,473
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(.39)	(7.19)	2.13	2.22	1.63	1.11
Total from investment operations	(.37)	(7.20)	2.05	2.15	1.54	1.03
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.17)	-	-
Total distributions	(.03)	(.93)	(.33)	(.17)	-	-
Net asset value, end of period	$ 7.74	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Total Return B, C, D	(4.49)%	(46.78)%	14.37%	17.22%	13.96%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.19% A	2.09%	2.02%	2.13%	2.42%	5.11% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.03%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	.55% A	(.10)%	(.54)%	(.51)%	(.71)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,068	$ 10,418	$ 25,733	$ 19,093	$ 9,007	$ 2,372
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.12	.08	.07	.03	.01 G
Net realized and unrealized gain (loss)	(.39)	(7.38)	2.18	2.25	1.66	1.12
Total from investment operations	(.34)	(7.26)	2.26	2.32	1.69	1.13
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(1.02)	(.46)	(.26)	(.03)	-
Total distributions	(.04)	(1.02)	(.46)	(.26)	(.03)	-
Net asset value, end of period	$ 7.99	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Total Return B, C	(3.98)%	(46.27)%	15.61%	18.32%	15.16%	11.30%
Ratios to Average Net Assets E, I
Expenses before reductions	1.22% A	1.09%	.95%	1.00%	1.32%	4.35% A
Expenses net of fee waivers, if any	1.00% A	1.00%	.95%	1.00%	1.05%	1.25% A
Expenses net of all reductions	1.00% A	1.00%	.95%	.99%	1.03%	1.23% A
Net investment income (loss)	1.55% A	.90%	.51%	.49%	.27%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,954	$ 13,229	$ 25,663	$ 6,140	$ 2,148	$ 891
Portfolio turnover rate F	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period December 23, 2003 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,478,440
Unrealized depreciation	(44,976,686)
Net unrealized appreciation (depreciation)	$ (41,498,246)
Cost for federal income tax purposes	$ 112,473,818

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,830,867 and $31,386,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on June 18, 2008, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008. The performance adjustment will take effect

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

starting with the twelfth month of the performance period (June 2009). Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 39,880	$ 612
Class T	.25%	.25%	42,946	84
Class B	.75%	.25%	22,041	16,600
Class C	.75%	.25%	39,162	3,520
			$ 144,029	$ 20,816

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,543
Class T	1,596
Class B*	6,290
Class C*	293
$ 11,722

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 45,714.29
Class T	25,066.29
Class B	6,328.29
Class C	11,086.28
Institutional Class	12,432.28
	$ 100,626

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,150 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $237 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $42,214.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 30,041
Class T	1.50%	17,104
Class B	2.00%	4,313
Class C	2.00%	7,480
Institutional Class	1.00%	9,623
		$ 68,561

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 183,353	$ -
Class T	94,149	-
Class B	21,637	-
Class C	38,058	-
Institutional Class	64,370	-
Total	$ 401,567	$ -
From net realized gain
Class A	$ -	$ 4,356,510
Class T	-	2,907,666
Class B	-	872,761
Class C	-	1,452,724
Institutional Class	-	1,588,806
Total	$ -	$ 11,178,467

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	787,701	1,938,322	$ 5,445,071	$ 25,081,877
Reinvestment of distributions	24,355	278,824	172,677	4,132,165
Shares redeemed	(1,230,775)	(2,055,820)	(8,346,086)	(25,953,328)
Net increase (decrease)	(418,719)	161,326	$ (2,728,338)	$ 3,260,714
Class T
Shares sold	430,780	406,480	$ 3,235,289	$ 5,205,173
Reinvestment of distributions	12,952	189,698	91,314	2,801,832
Shares redeemed	(1,013,533)	(1,110,546)	(6,896,283)	(14,265,802)
Net increase (decrease)	(569,801)	(514,368)	$ (3,569,680)	$ (6,258,797)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	43,788	199,948	$ 298,596	$ 2,416,028
Reinvestment of distributions	2,853	52,366	19,798	765,061
Shares redeemed	(202,538)	(481,445)	(1,328,980)	(6,047,926)
Net increase (decrease)	(155,897)	(229,131)	$ (1,010,586)	$ (2,866,837)
Class C
Shares sold	188,490	244,999	$ 1,392,438	$ 3,130,670
Reinvestment of distributions	4,891	88,900	33,894	1,296,157
Shares redeemed	(430,603)	(635,791)	(2,869,070)	(8,055,365)
Net increase (decrease)	(237,222)	(301,892)	$ (1,442,738)	$ (3,628,538)
Institutional Class
Shares sold	180,978	926,870	$ 1,268,033	$ 12,034,051
Reinvestment of distributions	6,706	93,037	47,816	1,382,526
Shares redeemed	(1,147,528)	(981,521)	(7,137,094)	(10,887,168)
Net increase (decrease)	(959,844)	38,386	$ (5,821,245)	$ 2,529,409

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAV-USAN-0609
1.800649.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value
Fund - Institutional Class

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 958.40	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 956.60	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 954.00	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 955.10	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 960.20	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Avnet, Inc.	1.4	1.0
Arrow Electronics, Inc.	1.3	0.9
The Stanley Works	1.2	0.9
JPMorgan Chase & Co.	1.1	1.3
National Semiconductor Corp.	1.0	1.0
Williams-Sonoma, Inc.	1.0	0.5
The Western Union Co.	1.0	0.8
Fairchild Semiconductor International, Inc.	0.9	0.7
Xerox Corp.	0.9	1.1
Brinker International, Inc.	0.9	0.4
	10.7
Top Five Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.6	21.3
Information Technology	18.1	15.7
Financials	17.2	20.4
Industrials	13.1	12.6
Energy	6.7	6.9
Asset Allocation (% of fund's net assets)
As of April 30, 2009*		As of October 31, 2008**
	Stocks and Investment Companies 96.9%		Stocks and Investment Companies 98.7%
	Convertible Securities 2.7%		Convertible Securities 1.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	11.8%	** Foreign investments	9.1%

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 1.2%
Gentex Corp.	8,651	$ 115,664
Johnson Controls, Inc.	8,972	170,558
The Goodyear Tire & Rubber Co. (a)	50,600	556,094
		842,316
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	1,300	44,597
Fiat SpA	5,979	58,438
Harley-Davidson, Inc. (e)	1,996	44,231
Renault SA	4,055	129,988
Thor Industries, Inc.	4,400	101,156
Winnebago Industries, Inc.	23,991	211,361
		589,771
Diversified Consumer Services - 1.1%
Brinks Home Security Holdings, Inc. (a)	391	10,393
DeVry, Inc.	1,000	42,560
H&R Block, Inc.	34,900	528,386
Regis Corp.	6,200	118,668
Service Corp. International	14,800	67,044
		767,051
Hotels, Restaurants & Leisure - 4.7%
Aristocrat Leisure Ltd.	3	8
Brinker International, Inc.	34,930	618,960
Burger King Holdings, Inc.	10,300	168,302
Carnival Corp. unit	22,700	610,176
Penn National Gaming, Inc. (a)	15,991	544,014
Royal Caribbean Cruises Ltd.	31,160	458,987
Starwood Hotels & Resorts Worldwide, Inc.	9,864	205,763
Vail Resorts, Inc. (a)	4,100	119,720
WMS Industries, Inc. (a)	10,176	326,751
Wyndham Worldwide Corp.	13,600	158,848
		3,211,529
Household Durables - 6.2%
Black & Decker Corp.	13,205	532,162
Centex Corp.	30,400	332,576
Ethan Allen Interiors, Inc.	26,800	360,460
Jarden Corp. (a)	15,500	311,550
KB Home	6,600	119,262
La-Z-Boy, Inc.	13,300	35,378
Leggett & Platt, Inc.	34,400	493,984
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	21,000	$ 219,450
Pulte Homes, Inc.	18,100	208,331
Sealy Corp., Inc. (a)	24,800	87,792
Tempur-Pedic International, Inc.	16,400	210,904
The Stanley Works	20,860	793,306
Whirlpool Corp.	11,700	528,372
		4,233,527
Leisure Equipment & Products - 0.7%
Brunswick Corp.	39,630	236,987
Eastman Kodak Co.	49,320	150,426
Pool Corp. (e)	4,500	80,370
		467,783
Media - 2.4%
Cinemark Holdings, Inc.	457	4,067
Comcast Corp. Class A (special) (non-vtg.)	9,700	142,396
Discovery Communications, Inc. Class C (a)	17,549	307,458
Interpublic Group of Companies, Inc. (a)	2,200	13,772
Lamar Advertising Co. Class A (a)(e)	9,944	168,054
Live Nation, Inc. (a)	14,762	57,719
Omnicom Group, Inc.	5,809	182,809
Regal Entertainment Group Class A	14,962	195,404
Scripps Networks Interactive, Inc. Class A	9,162	251,405
Virgin Media, Inc.	30,414	234,796
WPP PLC	17,000	116,269
		1,674,149
Multiline Retail - 0.6%
Macy's, Inc.	16,000	218,880
Nordstrom, Inc. (e)	8,900	201,407
		420,287
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	6,200	271,250
AnnTaylor Stores Corp. (a)	18,583	137,328
Asbury Automotive Group, Inc.	17,553	169,738
AutoNation, Inc. (a)	3,400	60,214
AutoZone, Inc. (a)	300	49,917
Best Buy Co., Inc.	1,900	72,922
Collective Brands, Inc. (a)	2,200	31,944
Gap, Inc.	7,179	111,562
Group 1 Automotive, Inc. (e)	12,939	275,601
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	11,181	$ 127,687
OfficeMax, Inc.	38,115	283,957
PetSmart, Inc.	15,824	362,053
Sherwin-Williams Co.	2,700	152,928
Staples, Inc.	23,124	476,817
Talbots, Inc. (e)	11,360	26,810
Williams-Sonoma, Inc. (e)	48,351	676,914
		3,287,642
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	44,104	209,053
VF Corp.	3,400	201,518
		410,571
TOTAL CONSUMER DISCRETIONARY		15,904,626
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Anheuser-Busch InBev NV	7,700	235,652
Carlsberg AS:
Series A	1,925	92,479
Series B	1,750	84,135
Coca-Cola Enterprises, Inc.	12,360	210,862
		623,128
Food & Staples Retailing - 1.5%
Safeway, Inc.	4,500	88,875
SUPERVALU, Inc.	16,200	264,870
Sysco Corp.	23,800	555,254
Winn-Dixie Stores, Inc. (a)	9,957	114,107
		1,023,106
Food Products - 0.7%
Cermaq ASA	9,200	55,447
Marine Harvest ASA (a)	378,000	170,300
Tyson Foods, Inc. Class A	19,795	208,639
		434,386
Household Products - 0.3%
Energizer Holdings, Inc. (a)	3,900	223,470
Personal Products - 0.7%
Avon Products, Inc.	22,000	500,720
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.1%
Lorillard, Inc.	1,200	$ 75,756
TOTAL CONSUMER STAPLES		2,880,566
ENERGY - 6.7%
Energy Equipment & Services - 2.3%
BJ Services Co.	13,913	193,252
ENSCO International, Inc.	2,000	56,560
Nabors Industries Ltd. (a)	10,560	160,618
National Oilwell Varco, Inc. (a)	9,733	294,715
Noble Corp.	1,587	43,373
Patterson-UTI Energy, Inc.	14,400	183,024
Pride International, Inc. (a)	5,100	115,770
Smith International, Inc.	8,300	214,555
Weatherford International Ltd. (a)	18,574	308,886
		1,570,753
Oil, Gas & Consumable Fuels - 4.4%
Cabot Oil & Gas Corp.	10,000	301,900
Canadian Natural Resources Ltd.	5,200	239,725
Chesapeake Energy Corp.	6,200	122,202
Cimarex Energy Co.	1,700	45,730
EOG Resources, Inc.	5,800	368,184
EXCO Resources, Inc. (a)	16,700	196,726
Hess Corp.	5,450	298,606
Marathon Oil Corp.	1,500	44,550
Petrohawk Energy Corp. (a)	10,300	243,080
Plains Exploration & Production Co. (a)	3,300	62,271
Range Resources Corp.	3,200	127,904
Southwestern Energy Co. (a)	6,900	247,434
Suncor Energy, Inc.	11,900	299,482
Ultra Petroleum Corp. (a)	9,100	389,480
		2,987,274
TOTAL ENERGY		4,558,027
FINANCIALS - 16.3%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	5,494	144,767
Bank of New York Mellon Corp.	18,217	464,169
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	3,141	$ 120,991
TD Ameritrade Holding Corp. (a)	17,752	282,434
		1,012,361
Commercial Banks - 3.7%
Associated Banc-Corp.	11,391	176,219
Boston Private Financial Holdings, Inc.	11,505	53,038
CapitalSource, Inc.	30,853	95,336
Comerica, Inc.	10,200	213,996
KeyCorp	45,732	281,252
M&T Bank Corp.	1,595	83,658
PNC Financial Services Group, Inc.	11,800	468,460
Susquehanna Bancshares, Inc., Pennsylvania	3,512	28,307
TCF Financial Corp.	12,800	178,048
U.S. Bancorp, Delaware	13,700	249,614
Wells Fargo & Co.	21,442	429,054
Zions Bancorp (e)	24,058	262,954
		2,519,936
Consumer Finance - 1.3%
American Express Co.	12,023	303,220
Capital One Financial Corp.	24,000	401,760
Discover Financial Services	20,153	163,844
		868,824
Diversified Financial Services - 1.6%
Bank of America Corp.	35,178	314,140
Gimv NV	100	4,988
JPMorgan Chase & Co.	23,414	772,662
		1,091,790
Insurance - 3.1%
Everest Re Group Ltd.	2,588	193,168
Lincoln National Corp.	7,500	84,300
Loews Corp.	14,060	349,953
Marsh & McLennan Companies, Inc.	26,869	566,667
MetLife, Inc.	3,600	107,100
PartnerRe Ltd.	3,500	238,665
Transatlantic Holdings, Inc.	1,200	45,516
Unum Group	12,467	203,711
Willis Group Holdings Ltd.	10,600	291,606
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
XL Capital Ltd. Class A	2,200	$ 20,922
Zenith National Insurance Corp.	100	2,279
		2,103,887
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc. (e)	5,700	207,936
Camden Property Trust (SBI)	7,000	189,910
Digital Realty Trust, Inc.	6,100	219,661
Duke Realty LP	9,200	89,884
HCP, Inc.	16,200	355,590
Highwoods Properties, Inc. (SBI)	10,630	255,014
Host Hotels & Resorts, Inc.	14,400	110,736
Kimco Realty Corp.	2,360	28,367
ProLogis Trust	37,626	342,773
SL Green Realty Corp.	4,300	75,938
Tanger Factory Outlet Centers, Inc.	4,310	143,609
The Macerich Co. (e)	14,600	255,938
Vornado Realty Trust	10,128	495,158
Weingarten Realty Investors (SBI) (e)	4,100	63,714
		2,834,228
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	16,700	124,749
CB Richard Ellis Group, Inc. Class A (a)	43,189	323,918
		448,667
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	26,600	300,846
TOTAL FINANCIALS		11,180,539
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.2%
Cooper Companies, Inc.	3,752	107,870
Orthofix International NV (a)	1,600	27,280
		135,150
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (e)	17,449	179,899
Community Health Systems, Inc. (a)	4,285	97,869
Emeritus Corp. (a)	8,604	77,780
HealthSouth Corp. (a)	11,593	108,626
Henry Schein, Inc. (a)	6,946	285,064
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	5,400	$ 199,800
Universal Health Services, Inc. Class B	7,340	369,936
VCA Antech, Inc. (a)	6,569	164,356
		1,483,330
Health Care Technology - 0.4%
IMS Health, Inc.	23,889	300,046
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	4,441	44,943
King Pharmaceuticals, Inc. (a)	20,800	163,904
Sepracor, Inc. (a)	5,100	72,471
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,544	67,766
		349,084
TOTAL HEALTH CARE		2,267,610
INDUSTRIALS - 13.0%
Aerospace & Defense - 0.6%
Heico Corp. Class A	7,782	194,161
Honeywell International, Inc.	7,040	219,718
		413,879
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	10,200	533,868
Airlines - 0.1%
Delta Air Lines, Inc. (a)	14,800	91,316
Building Products - 1.1%
Masco Corp.	43,970	389,574
Owens Corning (a)	19,540	349,766
		739,340
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. (a)	30,193	63,103
Cintas Corp.	5,600	143,696
Clean Harbors, Inc. (a)	1,742	87,274
Consolidated Graphics, Inc. (a)	6,698	130,075
R.R. Donnelley & Sons Co.	30,249	352,401
Republic Services, Inc.	25,573	537,033
		1,313,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	27,330	$ 230,119
URS Corp. (a)	1,890	83,273
		313,392
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3,100	89,094
Cooper Industries Ltd. Class A	6,324	207,364
Regal-Beloit Corp.	1,647	66,918
Sunpower Corp. Class B (a)	5,526	140,139
		503,515
Machinery - 3.7%
Albany International Corp. Class A	14,039	130,282
Briggs & Stratton Corp.	13,680	203,558
Crane Co.	500	11,545
Cummins, Inc.	10,534	358,156
Deere & Co.	5,400	222,804
Eaton Corp.	5,150	225,570
Harsco Corp.	800	22,040
Illinois Tool Works, Inc.	15,700	514,960
Ingersoll-Rand Co. Ltd. Class A	7,800	169,806
Navistar International Corp. (a)	7,400	279,720
Oshkosh Co.	1,950	18,720
Pentair, Inc.	15,000	399,600
		2,556,761
Marine - 0.1%
Alexander & Baldwin, Inc.	1,500	39,960
Professional Services - 1.4%
Experian PLC	16,400	107,948
IHS, Inc. Class A (a)	6,550	270,908
Manpower, Inc.	7,620	328,346
Monster Worldwide, Inc. (a)	17,240	237,912
		945,114
Road & Rail - 1.6%
Canadian National Railway Co.	6,410	259,140
Con-way, Inc.	21,650	536,487
Ryder System, Inc.	11,512	318,767
		1,114,394
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	2,700	$ 226,476
WESCO International, Inc. (a)	2,800	72,800
		299,276
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	20,348	50,463
TOTAL INDUSTRIALS		8,914,860
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.8%
Corning, Inc.	18,600	271,932
Motorola, Inc.	54,650	302,215
		574,147
Computers & Peripherals - 1.3%
Gemalto NV (a)	3,130	98,529
NCR Corp. (a)	30,200	306,530
NetApp, Inc. (a)	24,200	442,860
Seagate Technology	7,400	60,384
		908,303
Electronic Equipment & Components - 5.2%
Agilent Technologies, Inc. (a)	33,100	604,406
Arrow Electronics, Inc. (a)	39,482	897,821
Avnet, Inc. (a)	43,453	951,184
Flextronics International Ltd. (a)	112,770	437,548
Itron, Inc. (a)	3,687	169,602
Tyco Electronics Ltd.	29,412	512,945
		3,573,506
Internet Software & Services - 1.1%
eBay, Inc. (a)	3,900	64,233
VeriSign, Inc. (a)	17,743	365,151
Yahoo!, Inc. (a)	23,100	330,099
		759,483
IT Services - 2.2%
Accenture Ltd. Class A	8,600	253,098
Lender Processing Services, Inc.	12,202	349,709
The Western Union Co.	39,332	658,811
Visa, Inc.	2,736	177,731
Wright Express Corp. (a)	2,601	59,511
		1,498,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.9%
Xerox Corp.	102,170	$ 624,259
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	44,500	543,345
ASML Holding NV (NY Shares)	25,155	532,028
Fairchild Semiconductor International, Inc. (a)	101,931	627,895
International Rectifier Corp. (a)	900	15,192
KLA-Tencor Corp.	3,300	91,542
Lam Research Corp. (a)	2,700	75,276
Maxim Integrated Products, Inc.	19,000	257,450
Micron Technology, Inc. (a)	45,463	221,859
MKS Instruments, Inc. (a)	12,152	190,179
National Semiconductor Corp.	56,900	703,853
Standard Microsystems Corp. (a)	9,253	146,753
Varian Semiconductor Equipment Associates, Inc. (a)	10,319	264,063
		3,669,435
Software - 1.1%
BMC Software, Inc. (a)	1,100	38,137
CA, Inc.	15,089	260,285
Electronic Arts, Inc. (a)	17,000	345,950
Misys PLC	40,882	83,410
		727,782
TOTAL INFORMATION TECHNOLOGY		12,335,775
MATERIALS - 6.4%
Chemicals - 2.5%
Albemarle Corp.	13,823	370,733
Arkema sponsored ADR	6,582	152,373
Ashland, Inc.	5,400	118,584
Celanese Corp. Class A	6,700	139,628
Cytec Industries, Inc.	4,160	82,618
FMC Corp.	3,600	175,428
H.B. Fuller Co.	13,200	233,112
Lubrizol Corp.	6,539	282,616
Solutia, Inc. (a)	13,740	51,662
W.R. Grace & Co. (a)	12,100	106,843
		1,713,597
Construction Materials - 0.2%
Vulcan Materials Co.	3,163	150,401
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.8%
Ball Corp.	10,010	$ 377,577
Owens-Illinois, Inc. (a)	22,315	544,263
Rock-Tenn Co. Class A	6,999	264,282
		1,186,122
Metals & Mining - 1.8%
Alcoa, Inc.	17,970	162,988
Barrick Gold Corp.	4,900	141,877
Commercial Metals Co.	13,800	205,344
Eldorado Gold Corp. (a)	6,900	54,818
Goldcorp, Inc.	1,600	43,739
Lihir Gold Ltd. (a)	43,985	95,944
Newcrest Mining Ltd.	6,424	139,846
Newmont Mining Corp.	4,800	193,152
Randgold Resources Ltd. sponsored ADR	3,900	188,760
		1,226,468
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	2,400	84,624
TOTAL MATERIALS		4,361,212
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	160	4,344
Qwest Communications International, Inc. (e)	129,000	501,810
Telefonica SA	1,000	18,941
		525,095
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	53,500	233,260
TOTAL TELECOMMUNICATION SERVICES		758,355
UTILITIES - 4.5%
Electric Utilities - 3.2%
Allegheny Energy, Inc.	17,055	442,066
American Electric Power Co., Inc.	5,822	153,584
Edison International	3,900	111,189
Entergy Corp.	8,370	542,125
Exelon Corp.	9,150	422,090
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	7,900	$ 323,110
PPL Corp.	7,288	217,984
		2,212,148
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	32,730	231,401
Dynegy, Inc. Class A (a)	25,887	46,079
NRG Energy, Inc. (a)	10,600	190,588
		468,068
Multi-Utilities - 0.6%
Sempra Energy	8,373	385,325
TOTAL UTILITIES		3,065,541
TOTAL COMMON STOCKS (Cost $106,577,288)		66,227,111
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 11.50%	800	77,037
FINANCIALS - 0.8%
Capital Markets - 0.2%
Legg Mason, Inc. 7.00%	3,800	82,821
Commercial Banks - 0.5%
Fifth Third Bancorp 8.50%	1,500	86,490
Huntington Bancshares, Inc. 8.50%	400	204,000
KeyCorp Series A, 7.75%	400	26,200
UCBH Holdings, Inc. Series B, 8.50%	90	27,202
		343,892
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	5,100	77,627
TOTAL FINANCIALS		504,340
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	100	$ 84,375
TOTAL CONVERTIBLE PREFERRED STOCKS		665,752
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	9,849	56,476
TOTAL PREFERRED STOCKS (Cost $1,283,058)		722,228
Investment Companies - 0.1%

Ares Capital Corp. (Cost $250,111)	14,984	87,956
Convertible Bonds - 1.7%
	Principal Amount
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.3%
BorgWarner, Inc. 3.5% 4/15/12	$ 40,000	45,964
Johnson Controls, Inc. 6.5% 9/30/12	80,000	143,929
		189,893
Automobiles - 0.8%
Ford Motor Co. 4.25% 12/15/36	700,000	545,440
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	20,000	27,834
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	20,000	29,162
TOTAL CONSUMER DISCRETIONARY		792,329
Convertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	$ 50,000	$ 48,875
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	172,000	42,570
TOTAL FINANCIALS		91,445
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	40,000	47,092
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	30,000	32,529
TOTAL INDUSTRIALS		79,621
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	30,000	34,950
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	40,000	63,100
Newmont Mining Corp. 3% 2/15/12	40,000	47,550
United States Steel Corp. 4% 5/15/14	50,000	53,375
		164,025
TOTAL CONVERTIBLE BONDS (Cost $962,017)		1,162,370
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	268,178	$ 268,178
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,507,729	2,507,729
TOTAL MONEY MARKET FUNDS (Cost $2,775,907)		2,775,907
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $111,848,381)		70,975,572
NET OTHER ASSETS - (3.6)%		(2,454,223)
NET ASSETS - 100%		$ 68,521,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,445 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,444
Fidelity Securities Lending Cash Central Fund	42,214
Total	$ 44,658
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 70,975,572	$ 68,020,053	$ 2,955,519	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.2%
Bermuda	2.9%
Canada	2.3%
Others (individually less than 1%)	6.6%
100.0%
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $5,638,038 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,497,514) - See accompanying schedule: Unaffiliated issuers (cost $109,072,474)	$ 68,199,665
Fidelity Central Funds (cost $2,775,907)	2,775,907
Total Investments (cost $111,848,381)		$ 70,975,572
Receivable for investments sold		472,625
Receivable for fund shares sold		129,290
Dividends receivable		52,953
Interest receivable		12,612
Distributions receivable from Fidelity Central Funds		3,904
Prepaid expenses		758
Other receivables		1,438
Total assets		71,649,152

Liabilities
Payable for investments purchased	$ 332,387
Payable for fund shares redeemed	181,822
Accrued management fee	35,749
Distribution fees payable	23,023
Other affiliated payables	18,191
Other payables and accrued expenses	28,902
Collateral on securities loaned, at value	2,507,729
Total liabilities		3,127,803

Net Assets		$ 68,521,349
Net Assets consist of:
Paid in capital		$ 141,386,671
Distributions in excess of net investment income		(2,181)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,990,066)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(40,873,075)
Net Assets		$ 68,521,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,126,365 ÷ 4,298,293 shares)	$ 7.94

Maximum offering price per share (100/94.25 of $7.94)	$ 8.42
Class T: Net Asset Value and redemption price per share ($16,954,904 ÷ 2,148,429 shares)	$ 7.89

Maximum offering price per share (100/96.50 of $7.89)	$ 8.18
Class B: Net Asset Value and offering price per share ($4,418,333 ÷ 569,771 shares)A	$ 7.75

Class C: Net Asset Value and offering price per share ($8,067,861 ÷ 1,042,405 shares)A	$ 7.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,953,886 ÷ 620,189 shares)	$ 7.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 835,039
Interest		13,296
Income from Fidelity Central Funds		44,658
Total income		892,993

Expenses
Management fee	$ 199,267
Transfer agent fees	100,626
Distribution fees	144,029
Accounting and security lending fees	14,282
Custodian fees and expenses	23,369
Independent trustees' compensation	286
Registration fees	53,990
Audit	25,344
Legal	574
Miscellaneous	854
Total expenses before reductions	562,621
Expense reductions	(68,590)	494,031
Net investment income (loss)		398,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,166,814)
Foreign currency transactions	4,994
Total net realized gain (loss)		(26,161,820)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,882,487
Assets and liabilities in foreign currencies	81
Total change in net unrealized appreciation (depreciation)		17,882,568
Net gain (loss)		(8,279,252)
Net increase (decrease) in net assets resulting from operations		$ (7,880,290)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 398,962	$ 734,528
Net realized gain (loss)	(26,161,820)	(5,911,477)
Change in net unrealized appreciation (depreciation)	17,882,568	(80,878,614)
Net increase (decrease) in net assets resulting from operations	(7,880,290)	(86,055,563)
Distributions to shareholders from net investment income	(401,567)	-
Distributions to shareholders from net realized gain	-	(11,178,467)
Total distributions	(401,567)	(11,178,467)
Share transactions - net increase (decrease)	(14,572,587)	(6,964,049)
Total increase (decrease) in net assets	(22,854,444)	(104,198,079)

Net Assets
Beginning of period	91,375,793	195,573,872
End of period (including distributions in excess of net investment income of $2,181 and undistributed net investment income of $520,308, respectively)	$ 68,521,349	$ 91,375,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.08	.03	.03	.01	(.02) H
Net realized and unrealized gain (loss)	(.40)	(7.33)	2.18	2.25	1.64	1.12
Total from investment operations	(.35)	(7.25)	2.21	2.28	1.65	1.10
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.97)	(.43)	(.23)	(.03)	-
Total distributions	(.04)	(.97)	(.43)	(.23)	(.03)	-
Net asset value, end of period	$ 7.94	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Total Return B, C, D	(4.16)%	(46.38)%	15.28%	18.11%	14.84%	11.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.44% A	1.34%	1.25%	1.35%	1.62%	4.33% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.27%	1.50% A
Expenses net of all reductions	1.25% A	1.25%	1.24%	1.24%	1.26%	1.48% A
Net investment income (loss)	1.30% A	.65%	.22%	.24%	.04%	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,126	$ 39,288	$ 75,384	$ 47,960	$ 15,657	$ 2,543
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	- K	- K	(.03)	(.04) H
Net realized and unrealized gain (loss)	(.40)	(7.30)	2.16	2.23	1.64	1.12
Total from investment operations	(.36)	(7.25)	2.16	2.23	1.61	1.08
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.39)	(.20)	(.02)	-
Total distributions	(.04)	(.93)	(.39)	(.20)	(.02)	-
Net asset value, end of period	$ 7.89	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Total Return B, C, D	(4.34)%	(46.50)%	15.01%	17.78%	14.54%	10.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.70% A	1.59%	1.49%	1.59%	1.86%	4.29% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.49%	1.50%	1.53%	1.75% A
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.49%	1.52%	1.73% A
Net investment income (loss)	1.05% A	.40%	(.03)%	(.01)%	(.21)%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,955	$ 22,523	$ 53,229	$ 43,716	$ 22,938	$ 5,581
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(.40)	(7.20)	2.14	2.22	1.64	1.11
Total from investment operations	(.38)	(7.21)	2.06	2.15	1.55	1.03
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.15)	(.01)	-
Total distributions	(.03)	(.93)	(.33)	(.15)	(.01)	-
Net asset value, end of period	$ 7.75	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Total Return B, C, D	(4.60)%	(46.75)%	14.39%	17.21%	14.01%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.20% A	2.10%	2.03%	2.15%	2.44%	5.09% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.04%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	.55% A	(.10)%	(.54)%	(.51)%	(.72)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,418	$ 5,919	$ 15,565	$ 14,625	$ 12,084	$ 3,473
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(.39)	(7.19)	2.13	2.22	1.63	1.11
Total from investment operations	(.37)	(7.20)	2.05	2.15	1.54	1.03
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.33)	(.17)	-	-
Total distributions	(.03)	(.93)	(.33)	(.17)	-	-
Net asset value, end of period	$ 7.74	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Total Return B, C, D	(4.49)%	(46.78)%	14.37%	17.22%	13.96%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.19% A	2.09%	2.02%	2.13%	2.42%	5.11% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.03%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	.55% A	(.10)%	(.54)%	(.51)%	(.71)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,068	$ 10,418	$ 25,733	$ 19,093	$ 9,007	$ 2,372
Portfolio turnover rate G	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period December 23, 2003 (commencement of operations) to October 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.12	.08	.07	.03	.01 G
Net realized and unrealized gain (loss)	(.39)	(7.38)	2.18	2.25	1.66	1.12
Total from investment operations	(.34)	(7.26)	2.26	2.32	1.69	1.13
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(1.02)	(.46)	(.26)	(.03)	-
Total distributions	(.04)	(1.02)	(.46)	(.26)	(.03)	-
Net asset value, end of period	$ 7.99	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Total Return B, C	(3.98)%	(46.27)%	15.61%	18.32%	15.16%	11.30%
Ratios to Average Net Assets E, I
Expenses before reductions	1.22% A	1.09%	.95%	1.00%	1.32%	4.35% A
Expenses net of fee waivers, if any	1.00% A	1.00%	.95%	1.00%	1.05%	1.25% A
Expenses net of all reductions	1.00% A	1.00%	.95%	.99%	1.03%	1.23% A
Net investment income (loss)	1.55% A	.90%	.51%	.49%	.27%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,954	$ 13,229	$ 25,663	$ 6,140	$ 2,148	$ 891
Portfolio turnover rate F	47% A	49%	43%	35%	25%	30% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period December 23, 2003 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,478,440
Unrealized depreciation	(44,976,686)
Net unrealized appreciation (depreciation)	$ (41,498,246)
Cost for federal income tax purposes	$ 112,473,818

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,830,867 and $31,386,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on June 18, 2008, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008. The performance adjustment will take effect

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

starting with the twelfth month of the performance period (June 2009). Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 39,880	$ 612
Class T	.25%	.25%	42,946	84
Class B	.75%	.25%	22,041	16,600
Class C	.75%	.25%	39,162	3,520
			$ 144,029	$ 20,816

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,543
Class T	1,596
Class B*	6,290
Class C*	293
$ 11,722

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 45,714.29
Class T	25,066.29
Class B	6,328.29
Class C	11,086.28
Institutional Class	12,432.28
	$ 100,626

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,150 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $237 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $42,214.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 30,041
Class T	1.50%	17,104
Class B	2.00%	4,313
Class C	2.00%	7,480
Institutional Class	1.00%	9,623
		$ 68,561

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 183,353	$ -
Class T	94,149	-
Class B	21,637	-
Class C	38,058	-
Institutional Class	64,370	-
Total	$ 401,567	$ -
From net realized gain
Class A	$ -	$ 4,356,510
Class T	-	2,907,666
Class B	-	872,761
Class C	-	1,452,724
Institutional Class	-	1,588,806
Total	$ -	$ 11,178,467

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	787,701	1,938,322	$ 5,445,071	$ 25,081,877
Reinvestment of distributions	24,355	278,824	172,677	4,132,165
Shares redeemed	(1,230,775)	(2,055,820)	(8,346,086)	(25,953,328)
Net increase (decrease)	(418,719)	161,326	$ (2,728,338)	$ 3,260,714
Class T
Shares sold	430,780	406,480	$ 3,235,289	$ 5,205,173
Reinvestment of distributions	12,952	189,698	91,314	2,801,832
Shares redeemed	(1,013,533)	(1,110,546)	(6,896,283)	(14,265,802)
Net increase (decrease)	(569,801)	(514,368)	$ (3,569,680)	$ (6,258,797)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class B
Shares sold	43,788	199,948	$ 298,596	$ 2,416,028
Reinvestment of distributions	2,853	52,366	19,798	765,061
Shares redeemed	(202,538)	(481,445)	(1,328,980)	(6,047,926)
Net increase (decrease)	(155,897)	(229,131)	$ (1,010,586)	$ (2,866,837)
Class C
Shares sold	188,490	244,999	$ 1,392,438	$ 3,130,670
Reinvestment of distributions	4,891	88,900	33,894	1,296,157
Shares redeemed	(430,603)	(635,791)	(2,869,070)	(8,055,365)
Net increase (decrease)	(237,222)	(301,892)	$ (1,442,738)	$ (3,628,538)
Institutional Class
Shares sold	180,978	926,870	$ 1,268,033	$ 12,034,051
Reinvestment of distributions	6,706	93,037	47,816	1,382,526
Shares redeemed	(1,147,528)	(981,521)	(7,137,094)	(10,887,168)
Net increase (decrease)	(959,844)	38,386	$ (5,821,245)	$ 2,529,409

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAVI-USAN-0609
1.800652.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009